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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21569

                    Pioneer Ibbotson Asset Allocation Series
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  July 31


Date of reporting period:  August 1, 2012 through January 31, 2013


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO SHAREOWNERS.

                        Pioneer Ibbotson Asset
                        Allocation Series

--------------------------------------------------------------------------------
                        Semiannual Report | January 31, 2013
--------------------------------------------------------------------------------

                        Ticker Symbols:

                               Conservative   Moderate     Growth    Aggressive
                                Allocation   Allocation  Allocation  Allocation
                        Class      Fund         Fund        Fund        Fund
                        -----      ----         ----        ----        ----
                          A       PIAVX        PIALX       GRAAX        PIAAX
                          B       PIBVX        PIBLX       GRABX        IALBX
                          C       PICVX        PIDCX       GRACX        IALCX
                          Y       IBBCX        IMOYX       IBGYX        IBAYX

                        [LOGO] PIONEER
                               Investments(R)
                      visit us: us.pioneerinvestments.com

Table of Contents

Letter to Shareowners                                                          2

Portfolio Management Discussion                                                4

Fund Reviews                                                                   8

Comparing Ongoing Fund Expenses                                               10

Prices and Distributions                                                      18

Portfolio Summary & Performance Update                                        21

Schedule of Investments                                                       41

Financial Statements                                                          49

Notes to Financial Statements                                                 71

Approval of Investment Advisory and Sub-Advisory Agreements                   82

Trustees, Officers and Service Providers                                     102

        Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/13 1

President's Letter

Dear Shareowner,

Pioneer has been cautiously optimistic about the U.S. economy from the start of the year, and the data continues to be encouraging. Employment continues to rise, albeit slowly, and we believe it should continue to do so in 2013, barring a negative shock to the system. The housing and auto sectors continue to recover, benefiting from record-low interest rates. Banks' willingness to lend to consumers and businesses also continues to rise, broad measures of inflation remain subdued, and, if the weather improves in 2013, that should help to bring food prices back down. While corporate profit growth has slowed, many U.S. companies still have strong balance sheets and continue to display the ability to both pay and increase dividends*.

While the so-called "fiscal cliff" scheduled to take effect at year-end dominated the media in December--and while no deal was struck before markets closed for the year--investors who owned financial assets like equities and high-yield corporate bonds generally enjoyed good returns in 2012. The Standard & Poor's 500 Index returned 16% in 2012, and the Bank of America Merrill Lynch High Yield Master II Index returned 15.6%. Meanwhile, the higher-quality Barclays Aggregate Bond Index gained 4.2% for the year, the safer-still Barclays Intermediate Treasuries Index returned 3.9%, and 3-month Treasury bills, generally regarded as essentially "risk free" by the markets, returned just 0.1% in 2012.

Despite generally improving economic conditions and positive market returns in 2012, investors still face daunting challenges in the year ahead, although we remain optimistic that the underlying economic trends are moving in the right direction. The year-end "fiscal cliff" deal did not eliminate the risk of further tax increases or spending cuts, nor did it eliminate the risk that the U.S. could face further downgrades to its credit rating from one or more of the major ratings agencies.The Federal Reserve Board continues to provide extraordinary support to the U.S. economy and the bond market, but will not do so indefinitely. Europe has made progress towards dampening its sovereign-debt crisis, but has not resolved the problem as yet; the region also was mired in a recession as 2012 drew to a close. In Asia, Japan continues to struggle with low economic growth,

*    Dividends are not guaranteed.

2 Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/13 deflation, high levels of debt, and an aging population. In the emerging markets, China and other developing economies, while generally in better shape than most "developed" markets, also face a range of ongoing challenges.

While most of the risks outlined above are widely recognized and may already be "priced in" to the market, we believe investors should continue to expect market volatility tied to these factors.

At Pioneer, we have long advocated the benefits of staying diversified* and investing for the long term. And while diversification alone does not assure a profit or protect against loss in a declining market, we believe there are still opportunities for prudent investors to earn attractive returns. Our advice, as always, is to work closely with a trusted financial advisor to discuss your goals and work together to develop an investment strategy that meets your individual needs, keeping in mind that there is no single best strategy that works for every investor.

In 2013, Pioneer proudly celebrates its 85th anniversary. Since 1928, our investment teams have sought out attractive opportunities in global equity and bond markets, using in-depth research to identify undervalued individual securities, and using thoughtful risk management to construct portfolios which balance potential risks and reward in an ever-changing world.

We encourage you to learn more about Pioneer and our time-tested approach to investing by consulting with your financial advisor or visiting us online at us.pioneerinvestments.com. We greatly appreciate your trust in us, and we thank you for investing with Pioneer.

Sincerely,

/s/ Daniel K. Kingsbury

Daniel K. Kingsbury
President and CEO
Pioneer Investment Management USA, Inc.

Any information in this shareowner report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of opinion as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

* Diversification does not assure a profit nor protect against loss in a declining market.

        Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/13 3

Portfolio Management Discussion | 1/31/13

In the following interview, portfolio manager Brian Huckstep, CFA, Ibbotson Associates, Inc., sub-adviser to the Pioneer Ibbotson Asset Allocation Series portfolios, discusses the market environment and investment strategies that were applied to the portfolios during the six-month period ended January 31, 2013.

Q Could you characterize the economic and market backdrop during the six months ended January 31, 2013?

A As the period began, concern over the European sovereign-debt crisis and its potential to affect the global economy continued to constrain investor sentiment. As the period progressed, however, markets increasingly began to anticipate increased easing measures from global central banks. Those expectations were met in September 2012 when the European Central Bank (ECB) lowered its overnight deposit rate to zero and announced a plan for open-ended purchases of short-term bonds issued by countries in the euro zone requesting aid; the ECB's move greatly diminished the risk of a sovereign default and quelled some of the market's concerns. At roughly the same time, the U.S. Federal Reserve Board (the Fed), citing worrisome employment data, announced plans for another round of quantitative easing
    (QE3), which entailed the central bank's purchasing Treasury bonds as well as government agency mortgages in the open market; investors also interpreted some of the Fed's actions as an indication that the central bank would be willing to keep short-term interest rates at or near zero for an indefinite period.

    The prospect of prolonged central-bank monetary support for the global economy led to an increase in investors' risk appetites and boosted stock valuations.

    The upward momentum for riskier assets was tempered following the November 2012 U.S. elections, as investors began to focus on the political stalemate in Washington that had the potential to threaten the health of the U.S. economy due to the so-called "fiscal cliff"--a combination of automatic budget cuts and tax increases that were scheduled to take effect at the end of 2012. While the standoff had an impact on equities around the globe, U.S. stocks underperformed international stocks materially late in 2012. Ultimately, the "fiscal cliff" was averted, and stocks resumed their upward momentum in January of 2013, supported by continued improvements in U.S. auto sales and housing data. In addition, indications that economic growth in China would remain at levels sufficient to meaningfully bolster the global growth outlook further supported riskier assets toward the end of the six-month period.

4 Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/13

    For the six months ended January 31, 2013, the U.S. equity market, as measured by the Standard & Poor's 500 Index (the S&P 500), returned 9.90%, lagging international equities, which returned 18.72%, as gauged by the Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East
    (EAFE) Index. Within the U.S. equity market, small-capitalization stocks outperformed large-cap stocks and value-oriented stocks outperformed their growth counterparts.

    Domestic bonds, as measured by the Barclays Aggregate Bond Index (the Barclays Index), returned -0.29% during the six-month period.

Q What considerations and tactical shifts did you apply when allocating assets within the Pioneer portfolios during the six months ended January 31, 2013, and how did your strategies affect the portfolios' performance?

A Overall, our tactical emphases within the portfolios were defensive in nature, and detracted modestly from the portfolios' performance during the six-month period.

    Throughout the period, we maintained an underweight to equities and an overweight to bonds in the portfolios. Our decision to weight the portfolios in that fashion was driven, initially, by our concerns about the subpar U.S. economic recovery as well as the difficulties plaguing Europe. We have maintained the underweight to equities in the portfolios in light of what appears, in our view, to be a trend of weakening company fundamentals in the aggregate. The portfolios' tilt toward bonds acted as a constraint on returns during the six-month period as equities produced strong returns, largely in response to the extraordinary easing measures undertaken by global central banks, which we discussed earlier.

    We also have implemented a tilt within the portfolios' equity sleeves in favor of international stocks over domestic stocks, as we have for some time now viewed U.S. stock valuations as stretched. The shift toward international equities contributed to the portfolios' performance during the period, as international stocks rallied on central bank actions while U.S. stock returns were constrained by political uncertainty in the final months of 2012. We continue to view international stocks as more attractively valued than domestic equities.

    Within the U.S. equity portions of the portfolios, we have been favoring larger-cap stocks while maintaining somewhat reduced exposure to smaller-cap stocks and real estate investment trusts (REITs). The portfolios' tilt toward large caps reflects our view that large-cap corporations generally are not only better positioned to weather an uncertain economic climate, but also currently display the most attractive valuations within the U.S.

        Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/13 5 equity market. The tilt away from REITs added to the portfolios' performance during the six-month period, while reduced exposure to small-cap equities constrained returns. We continue to believe, however, that large-cap fundamentals will be rewarded on a relative basis as equity investors navigate a period of higher-than-usual economic uncertainty and market volatility. Regarding REITs, we continue to believe that U.S. property stocks are trading at valuations that may be difficult to sustain, and that are hard to justify by current fundamentals.

Q What factors are you watching most closely as you determine your investment strategy for the portfolios going forward?

A In our view, the fundamental picture for most companies continues to be on the decline, as reflected by the increasing number of earnings revisions and negative outlook statements being released. While governments and central banks continue to provide economic stimulus, a weakening corporate picture appears to be emerging, and we believe that is likely to mostly counterbalance the ongoing fiscal policy support. In addition, we believe fiscal policy will most likely be less expansionary in 2013 than in 2012, with slightly higher taxes and some restraints on government spending.

    In the United States, the good news going forward is that the U.S. economy has overcome a few obstacles. First, the residential housing market is no longer contracting, and, during 2012, it started making modest positive contributions to economic growth. Second, fiscal consolidation at the state and local levels has probably ended. Third, consumer deleveraging has likely run most of its course. Debt balances, while still declining, should start coming down at decreasing speed, potentially freeing up income for discretionary spending. With that said, it is our opinion that U.S. stock valuations are high by historical measures and that investors' expectations are quite positive for the U.S. economy and corporate earnings. All of those factors add to the downside risk for U.S. stocks and support the reasoning behind our decision to underweight the portfolios to stocks in general, and to domestic equities in particular.

    In short, we are comfortable with our continued bias toward reducing risk in the portfolios. The uncertain near-term economic environment, in our view, continues to reinforce the importance of maintaining a diversified* investment portfolio consistent with one's long-term objectives. We will continue to closely monitor the economic backdrop as we manage the portfolios within their strategic asset allocation guidelines.

* Diversification does not assure a profit nor protect against loss in a declining market.

6 Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/13

Please refer to the Schedule of Investments on pages 41-48 for a full listing of fund securities.

A fund's performance depends on the adviser's skill in determining the strategic asset class allocations, the mix of underlying Pioneer funds, as well as the performance of those underlying funds. The underlying funds' performance may be lower than the performance of the asset class that they were selected to represent.

Stocks and bonds can decline due to adverse issuer, market, regulatory, or economic developments. International markets may be less liquid and can be more volatile than U.S. markets. These risk factors, including those associated with currency exchange rates, also apply to investments in international markets, all of which make investments in international markets more volatile and less liquid than investments in domestic markets. Some of the underlying funds can invest in either high-yield securities or small/emerging growth companies. Investments in these types of securities generally are subject to greater volatility than either higher-grade securities or more-established companies, respectively.

These risks may increase share price volatility.

Before making an investment in any fund, you should consider all the risks associated with it. Please see the Fund Reviews beginning on page 8 for information on specific weightings and performance for each of the four funds in the Pioneer Ibbotson Asset Allocation Series.

Any information in this shareowner report regarding market or economic trends or the factors influencing each fund's historical or future performance are statements of opinion as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

        Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/13 7

Fund Reviews | 1/31/13

Pioneer Ibbotson Conservative Allocation Fund The Fund's Class A shares returned 6.15% at net asset value during the six months ended January 31, 2013, while the S&P 500 returned 9.90% and the Barclays Index returned -0.29%. During the same period, the average return of the 352 mutual funds in Lipper's Mixed-Asset Target Allocation Conservative Funds category was 4.82%.

As of January 31, 2013, the Fund was targeting an asset allocation of 29% equities and 71% fixed income, compared with a neutral allocation of 30% equities and 70% fixed income. Within the fixed-income portion of the Fund, the largest holding at the end of the period was in Pioneer Bond Fund, at 21.55% of assets, followed by Pioneer Short Term Income Fund, at 19.20%. The next two largest positions also were fixed-income funds: Pioneer Strategic Income Fund and Pioneer Global High Yield Fund, at 8.29% and 6.27% of assets, respectively. The largest equity position in the Fund as of January 31, 2013, was Pioneer International Value Fund, at 7.43% of assets.

Pioneer Ibbotson Moderate Allocation Fund

The Fund's Class A shares returned 8.46% at net asset value during the six months ended January 31, 2013, while the S&P 500 returned 9.90% and the Barclays Index returned -0.29%. During the same period, the average return of the 522 mutual funds in Lipper's Mixed-Asset Target Allocation Moderate Funds category was 7.40%.

As of January 31, 2013, the Fund was targeting an asset allocation of 57.5% equities and 42.5% fixed income, compared with a neutral allocation of 60% equities, 40% fixed income. Within the fixed-income portion of the Fund, the largest holding at the end of the period was in Pioneer Short Term Income Fund, at 11.61% of assets, followed by Pioneer Bond Fund, at 11.54%. Within the equity portion of the Fund, Pioneer International Value Fund was the largest holding, at 10.94% of assets on January 31, 2013. Pioneer Global Equity Fund was the next-largest equity holding, at 8.52% of assets, followed by Pioneer Mid Cap Value Fund, at 6.84%.

Pioneer Ibbotson Growth Allocation Fund

The Fund's Class A shares returned 9.40% at net asset value during the six months ended January 31, 2013, while the S&P 500 returned 9.90% and the Barclays Index returned -0.29%. During the same period, the average return of the 592 mutual funds in Lipper's Mixed-Target Allocation Growth Funds category was 8.92%.

8 Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/13

As of January 31, 2013, the Fund was targeting an asset allocation of 70% equities and 30% fixed income, compared with a neutral allocation of 75% equities and 25% fixed income. Within the equity portion of the Fund, Pioneer International Value Fund was the largest holding, at 13.39% of assets on January 31, 2013. Pioneer Global Equity Fund was the next-largest equity holding, at 9.37% of assets, followed by Pioneer Mid Cap Value Fund, at 7.15%. Within the fixed-income portion of the Fund, the largest holding as of January 31, 2013, was in Pioneer Bond Fund, at 9.93% of assets, followed by Pioneer Short Term Income Fund, at 7.92%.

Pioneer Ibbotson Aggressive Allocation Fund

The Fund's Class A shares returned 10.85% at net asset value during the six months ended January 31, 2013, while the S&P 500 returned 9.90% and the Barclays Index returned -0.29%. During the same period, the average return of the 794 mutual funds in Lipper's Multi-Cap Core Funds category was 12.68%.

As of January 31, 2013, the Fund was targeting an asset allocation of 83.5% equities and 16.5% fixed income, compared with a neutral allocation of 90% equities and 10% fixed income. Within the equity portion of the Fund, Pioneer International Value Fund was the largest holding, at 18.37% of assets on January 31, 2013. Pioneer Global Equity Fund was the next-largest equity holding, at 10.78% of assets, followed by Pioneer Mid Cap Value Fund, at 10.46%. The largest fixed-income position in the Fund as of January 31, 2013, was Pioneer Bond Fund, at 5.98% of assets.

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Any information in this shareowner report regarding market or economic trends or the factors influencing each fund's historical or future performance are statements of opinion as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

        Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/13 9

Comparing Ongoing Fund Expenses
Pioneer Ibbotson Conservative Allocation Fund

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2)    transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables
--------------------------------------------------------------------------------
Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

(1) Divide your account value by $1,000
    Example: an $8,600 account value (divided by) $1,000 = 8.6

(2) Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Ibbotson Conservative Allocation Fund

Based on actual returns from August 1, 2012 through January 31, 2013.

--------------------------------------------------------------------------------
 Share Class                      A             B             C            Y
--------------------------------------------------------------------------------
Beginning Account             $1,000.00     $1,000.00     $1,000.00    $1,000.00
Value on 8/1/12
--------------------------------------------------------------------------------
Ending Account Value          $1,061.50     $1,056.00     $1,055.90    $1,060.20
(after expenses)
on 1/31/13
--------------------------------------------------------------------------------
Expenses Paid                 $    7.64     $   11.97     $   11.40    $    7.53
During Period*
--------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio plus the expense ratios of the underlying funds. These combined totals were 1.47%, 2.31%, 2.20% and 1.45% for Class A, Class B, Class C and Class Y shares, respectively. These combined ratios were multiplied by the average account value over the period, and then multiplied by 184/365 (to reflect the one-half year period) to calculate the "Expenses Paid During Period" in the table above.

10 Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/13

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Ibbotson Conservative Allocation Fund

Based on a hypothetical 5% per year return before expenses, reflecting the period from August 1, 2012 through January 31, 2013.

--------------------------------------------------------------------------------
 Share Class                      A             B             C            Y
--------------------------------------------------------------------------------
Beginning Account             $1,000.00     $1,000.00     $1,000.00    $1,000.00
Value on 8/1/12
--------------------------------------------------------------------------------
Ending Account Value          $1,017.80     $1,013.56     $1,014.12    $1,017.90
(after expenses)
on 1/31/13
--------------------------------------------------------------------------------
Expenses Paid                 $    7.48     $   11.72     $   11.17    $    7.37
During Period*
--------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio plus the expense ratios of the underlying funds. These combined totals were 1.47%, 2.31%, 2.20% and 1.45% for Class A, Class B, Class C and Class Y shares, respectively. These combined ratios were multiplied by the average account value over the period, and then multiplied by 184/365 (to reflect the one-half year period) to calculate the "Expenses Paid During Period" in the table above.

       Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/13 11

Comparing Ongoing Fund Expenses
Pioneer Ibbotson Moderate Allocation Fund

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2) transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables
--------------------------------------------------------------------------------
Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

(1) Divide your account value by $1,000
    Example: an $8,600 account value (divided by) $1,000 = 8.6

(2) Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Ibbotson Moderate Allocation
Fund

Based on actual returns from August 1, 2012 through January 31, 2013.

--------------------------------------------------------------------------------
 Share Class                       A            B             C            Y
--------------------------------------------------------------------------------
Beginning Account             $1,000.00     $1,000.00     $1,000.00    $1,000.00
Value on 8/1/12
--------------------------------------------------------------------------------
Ending Account Value          $1,084.60     $1,080.00     $1,080.50    $1,085.90
(after expenses)
on 1/31/13
--------------------------------------------------------------------------------
Expenses Paid                 $    7.67     $   12.22     $   11.27    $    5.84
During Period*
--------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio plus the expense ratios of the underlying funds. These combined totals were 1.46%, 2.33%, 2.15% and 1.11% for Class A, Class B, Class C and Class Y shares, respectively. These combined ratios were multiplied by the average account value over the period, and then multiplied by 184/365 (to reflect the one-half year period) to calculate the "Expenses Paid During Period" in the table above.

12 Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/13

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Ibbotson Moderate Allocation
Fund

Based on a hypothetical 5% per year return before expenses, reflecting the period from August 1, 2012 through January 31, 2013.

--------------------------------------------------------------------------------
 Share Class                      A             B             C            Y
--------------------------------------------------------------------------------
Beginning Account             $1,000.00     $1,000.00     $1,000.00    $1,000.00
Value on 8/1/12
--------------------------------------------------------------------------------
Ending Account Value          $1,017.85     $1,013.46     $1,014.37    $1,019.61
(after expenses)
on 1/31/13
--------------------------------------------------------------------------------
Expenses Paid                 $    7.43     $   11.82     $   10.92    $    5.65
During Period*
--------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio plus the expense ratios of the underlying funds. These combined totals were 1.46%, 2.33%, 2.15% and 1.11% for Class A, Class B, Class C and Class Y shares, respectively. These combined ratios were multiplied by the average account value over the period, and then multiplied by 184/365 (to reflect the one-half year period) to calculate the "Expenses Paid During Period" in the table above.

       Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/13 13

Comparing Ongoing Fund Expenses
Pioneer Ibbotson Growth Allocation Fund

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2) transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables
--------------------------------------------------------------------------------
Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

(1) Divide your account value by $1,000
    Example: an $8,600 account value (divided by) $1,000 = 8.6

(2) Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Ibbotson Growth Allocation Fund

Based on actual returns from August 1, 2012 through January 31, 2013.

--------------------------------------------------------------------------------
 Share Class                      A             B             C            Y
--------------------------------------------------------------------------------
Beginning Account             $1,000.00     $1,000.00     $1,000.00    $1,000.00
Value on 8/1/12
--------------------------------------------------------------------------------
Ending Account Value          $1,094.00     $1,090.20     $1,090.40    $1,096.40
(after expenses)
on 1/31/13
--------------------------------------------------------------------------------
Expenses Paid                 $    7.97     $   12.64     $   11.64    $    6.50
During Period*
--------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio plus the expense ratios of the underlying funds. These combined totals were 1.51%, 2.40%, 2.21% and 1.23% for Class A, Class B, Class C and Class Y shares, respectively. These combined ratios were multiplied by the average account value over the period, and then multiplied by 184/365 (to reflect the one-half year period) to calculate the "Expenses Paid During Period" in the table above.

14 Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/13

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Ibbotson Growth Allocation Fund

Based on a hypothetical 5% per year return before expenses, reflecting the period from August 1, 2012 through January 31, 2013.

--------------------------------------------------------------------------------
 Share Class                     A              B             C            Y
--------------------------------------------------------------------------------
Beginning Account             $1,000.00     $1,000.00     $1,000.00    $1,000.00
Value on 8/1/12
--------------------------------------------------------------------------------
Ending Account Value          $1,017.59     $1,013.11     $1,014.06    $1,019.00
(after expenses)
on 1/31/13
--------------------------------------------------------------------------------
Expenses Paid                 $    7.68     $   12.18     $   11.22    $    6.26
During Period*
--------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio plus the expense ratios of the underlying funds. These combined totals were 1.51%, 2.40%, 2.21% and 1.23% for Class A, Class B, Class C and Class Y shares, respectively. These combined ratios were multiplied by the average account value over the period, and then multiplied by 184/365 (to reflect the one-half year period) to calculate the "Expenses Paid During Period" in the table above.

       Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/13 15

Comparing Ongoing Fund Expenses
Pioneer Ibbotson Aggressive Allocation Fund

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2) transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables
--------------------------------------------------------------------------------
Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

(1) Divide your account value by $1,000
    Example: an $8,600 account value (divided by) $1,000 = 8.6

(2) Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Ibbotson Aggressive Allocation Fund

Based on actual returns from August 1, 2012 through January 31, 2013.

--------------------------------------------------------------------------------
 Share Class                      A             B             C            Y
--------------------------------------------------------------------------------
Beginning Account             $1,000.00     $1,000.00     $1,000.00    $1,000.00
Value on 8/1/12
--------------------------------------------------------------------------------
Ending Account Value          $1,108.50     $1,103.50     $1,103.90    $1,109.70
(after expenses)
on 1/31/13
--------------------------------------------------------------------------------
Expenses Paid                 $    8.72     $   13.36     $   12.41    $    7.07
During Period*
--------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio plus the expense ratios of the underlying funds. These combined totals were 1.64%, 2.52%, 2.34% and 1.33% for Class A, Class B, Class C and Class Y shares, respectively. These combined ratios were multiplied by the average account value over the period, and then multiplied by 184/365 (to reflect the one-half year period) to calculate the "Expenses Paid During Period" in the table above.

16 Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/13

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Ibbotson Aggressive Allocation Fund

Based on a hypothetical 5% per year return before expenses, reflecting the period from August 1, 2012 through January 31, 2013.

--------------------------------------------------------------------------------
 Share Class                      A             B             C            Y
--------------------------------------------------------------------------------
Beginning Account             $1,000.00     $1,000.00     $1,000.00    $1,000.00
Value on 8/1/12
--------------------------------------------------------------------------------
Ending Account Value          $1,016.94     $1,012.50     $1,013.41    $1,018.50
(after expenses)
on 1/31/13
--------------------------------------------------------------------------------
Expenses Paid                 $    8.34     $   12.78     $   11.88    $    6.77
During Period*
--------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio plus the expense ratios of the underlying funds. These combined totals were 1.64%, 2.52%, 2.34% and 1.33% for Class A, Class B, Class C and Class Y shares, respectively. These combined ratios were multiplied by the average account value over the period, and then multiplied by 184/365 (to reflect the one-half year period) to calculate the "Expenses Paid During Period" in the table above.

       Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/13 17

Prices and Distributions | 1/31/13

Net Asset Value per Share
--------------------------------------------------------------------------------
Conservative Allocation Fund

--------------------------------------------------------------------------------
         Class                       1/31/13                   7/31/12
--------------------------------------------------------------------------------
           A                         $11.15                    $10.73
--------------------------------------------------------------------------------
           B                         $10.97                    $10.51
--------------------------------------------------------------------------------
           C                         $10.86                    $10.44
--------------------------------------------------------------------------------
           Y                         $10.66                    $10.21
--------------------------------------------------------------------------------

Moderate Allocation Fund

--------------------------------------------------------------------------------
         Class                       1/31/13                   7/31/12
--------------------------------------------------------------------------------
           A                         $11.12                    $10.46
--------------------------------------------------------------------------------
           B                         $10.78                    $10.04
--------------------------------------------------------------------------------
           C                         $10.39                    $ 9.77
--------------------------------------------------------------------------------
           Y                         $11.23                    $10.58
--------------------------------------------------------------------------------

Growth Allocation Fund

--------------------------------------------------------------------------------
         Class                       1/31/13                   7/31/12
--------------------------------------------------------------------------------
           A                         $11.58                    $10.75
--------------------------------------------------------------------------------
           B                         $10.32                    $ 9.52
--------------------------------------------------------------------------------
           C                         $10.99                    $10.18
--------------------------------------------------------------------------------
           Y                         $11.80                    $10.95
--------------------------------------------------------------------------------

Aggressive Allocation Fund

--------------------------------------------------------------------------------
         Class                       1/31/13                   7/31/12
--------------------------------------------------------------------------------
           A                         $11.63                    $10.60
--------------------------------------------------------------------------------
           B                         $10.98                    $9.95
--------------------------------------------------------------------------------
           C                         $11.07                    $10.07
--------------------------------------------------------------------------------
           Y                         $11.66                    $10.65
--------------------------------------------------------------------------------

18 Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/13

Distributions per Share: 8/31/12-1/31/13
--------------------------------------------------------------------------------
Conservative Allocation Fund

--------------------------------------------------------------------------------
                   Net Investment        Short-Term            Long-Term
    Class              Income           Capital Gains         Capital Gains
--------------------------------------------------------------------------------
      A               $0.2343              $    --              $   --
--------------------------------------------------------------------------------
      B               $0.1261              $    --              $   --
--------------------------------------------------------------------------------
      C               $0.1603              $    --              $   --
--------------------------------------------------------------------------------
      Y               $0.1599              $    --              $   --
--------------------------------------------------------------------------------

Moderate Allocation Fund

--------------------------------------------------------------------------------
                   Net Investment        Short-Term           Long-Term
    Class              Income           Capital Gains        Capital Gains
--------------------------------------------------------------------------------
      A               $0.2164              $    --              $   --
--------------------------------------------------------------------------------
      B               $0.0610              $    --              $   --
--------------------------------------------------------------------------------
      C               $0.1603              $    --              $   --
--------------------------------------------------------------------------------
      Y               $0.2481              $    --              $   --
--------------------------------------------------------------------------------

Growth Allocation Fund

--------------------------------------------------------------------------------
                   Net Investment        Short-Term           Long-Term
    Class              Income           Capital Gains        Capital Gains
--------------------------------------------------------------------------------
      A               $0.1726              $    --              $   --
--------------------------------------------------------------------------------
      B               $0.0560              $    --              $   --
--------------------------------------------------------------------------------
      C               $0.1047              $    --              $   --
--------------------------------------------------------------------------------
      Y               $0.1955              $    --              $   --
--------------------------------------------------------------------------------

Aggressive Allocation Fund

--------------------------------------------------------------------------------
                   Net Investment        Short-Term           Long-Term
    Class              Income           Capital Gains        Capital Gains
--------------------------------------------------------------------------------
      A               $0.1136              $    --              $   --
--------------------------------------------------------------------------------
      B               $    --              $    --              $   --
--------------------------------------------------------------------------------
      C               $0.0443              $    --              $   --
--------------------------------------------------------------------------------
      Y               $0.1494              $    --              $   --
--------------------------------------------------------------------------------

       Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/13 19

Index Definitions
--------------------------------------------------------------------------------
The Standard & Poor's 500 Index (the S&P 500) is a commonly used measure of the broad U.S. stock market. The Barclays Aggregate Bond Index is a measure of the U.S. bond market. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. It is not possible to invest directly in an index.

The indices defined here pertain to the "Value of $10,000 Investment" and "Value of $5 Million Investment" charts on pages 22-25, 27-30, 32-35 and 37-40.

20 Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/13

Portfolio Summary | 1/31/13
Pioneer Ibbotson Conservative Allocation Fund

Target Asset Allocations
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

Fixed Income                                                                 70%
Equity                                                                       30%

Short Term Bonds                                                          27.00%
--------------------------------------------------------------------------------
Domestic Corporate Bonds                                                  17.00
--------------------------------------------------------------------------------
Cash & Cash Equivalents                                                   13.00
--------------------------------------------------------------------------------
High-Yield Corporate Bonds                                                13.00
--------------------------------------------------------------------------------
Large Cap Growth                                                           9.00
--------------------------------------------------------------------------------
Large Cap Value                                                            9.00
--------------------------------------------------------------------------------
International Equities                                                     8.00
--------------------------------------------------------------------------------
Mid/Small Cap Growth                                                       2.00
--------------------------------------------------------------------------------
Mid/Small Cap Value                                                        2.00
--------------------------------------------------------------------------------

Actual Portfolio Holdings
(based on total portfolio)

--------------------------------------------------------------------------------
U.S. Stocks
--------------------------------------------------------------------------------
Pioneer Absolute Return Credit Fund Class Y                                4.16%
--------------------------------------------------------------------------------
Pioneer Fund Class Y                                                       3.13
--------------------------------------------------------------------------------
Pioneer Mid Cap Value Fund Class Y                                         2.15
--------------------------------------------------------------------------------
Pioneer Fundamental Value Fund Class Y                                     2.14
--------------------------------------------------------------------------------
Pioneer Research Fund Class Y                                              2.14
--------------------------------------------------------------------------------
Pioneer Disciplined Value Fund Class Y                                     2.13
--------------------------------------------------------------------------------
Pioneer Fundamental Growth Fund Class Y                                    2.13
--------------------------------------------------------------------------------
Pioneer Disciplined Growth Fund Class Y                                    1.32
--------------------------------------------------------------------------------
Pioneer Growth Opportunities Fund Class Y                                  1.09
--------------------------------------------------------------------------------
Pioneer Select Mid Cap Growth Fund Class Y                                 1.07
--------------------------------------------------------------------------------
Pioneer Equity Income Fund Class Y                                         1.07
--------------------------------------------------------------------------------
Pioneer Real Estate Shares Class Y                                         1.06
--------------------------------------------------------------------------------
Pioneer Multi-Asset Ultrashort Income Fund Class Y                         1.03
--------------------------------------------------------------------------------
International Stocks
--------------------------------------------------------------------------------
Pioneer International Value Fund Class Y                                  7.43%
--------------------------------------------------------------------------------
Pioneer Global Equity Fund Class Y                                        4.29
--------------------------------------------------------------------------------
Pioneer Emerging Markets Fund Class Y                                     1.04
--------------------------------------------------------------------------------
Bonds
--------------------------------------------------------------------------------
Pioneer Bond Fund Class Y                                                21.55%
--------------------------------------------------------------------------------
Pioneer Short Term Income Fund Class Y                                   19.20
--------------------------------------------------------------------------------
Pioneer Strategic Income Fund Class Y                                     8.29
--------------------------------------------------------------------------------
Pioneer Global High Yield Fund Class Y                                    6.27
--------------------------------------------------------------------------------
Pioneer High Yield Fund Class Y                                           4.20
--------------------------------------------------------------------------------
Pioneer Global Aggregate Bond Fund Class Y                                2.07
--------------------------------------------------------------------------------
Pioneer Floating Rate Fund Class Y                                        1.04
--------------------------------------------------------------------------------

This list excludes temporary cash investments and derivative instruments. The portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.

       Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/13 21

Performance Update | 1/31/13                                      Class A Shares
Pioneer Ibbotson Conservative Allocation Fund

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Ibbotson Conservative Allocation Fund at public offering price, compared to that of the Standard & Poor's 500 Index and the Barclays Aggregate Bond Index.

Average Annual Total Returns
(As of January 31, 2013)
--------------------------------------------------------------------------------
                                                                    Public
                                                Net Asset           Offering
Period                                          Value (NAV)         Price (POP)
--------------------------------------------------------------------------------
Life-of-Class
5/12/2005                                       4.62%               3.82%
5 Years                                         4.09                2.86
1 Year                                          8.27                2.06
--------------------------------------------------------------------------------

Expense Ratio
(Per prospectus dated December 1, 2012)
--------------------------------------------------------------------------------
                                                Gross               Net
--------------------------------------------------------------------------------
                                                1.52%               1.48%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                         Pioneer Ibbotson
                         Conservative      Standard &          Barclays Aggregate
                         Allocation Fund   Poor's 500 Index    Bond Index
5/31/2005                $ 9,425           $10,000             $10,000
1/31/2006                $ 9,900           $10,872             $10,047
1/31/2007                $10,542           $12,448             $10,477
1/31/2008                $10,820           $12,160             $11,400
1/31/2009                $ 8,617           $ 7,465             $11,695
1/31/2010                $10,819           $ 9,938             $12,690
1/31/2011                $12,015           $12,145             $13,332
1/31/2012                $12,212           $12,654             $14,487
1/31/2013                $13,222           $14,775             $14,862

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results shown reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through December 1, 2014, for Class A shares. There can be no assurance that Pioneer will extend the expense limitation beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

22 Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/13

Performance Update | 1/31/13                                     Class B Shares
Pioneer Ibbotson Conservative Allocation Fund

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Ibbotson Conservative Allocation Fund, compared to that of the Standard & Poor's 500 Index and the Barclays Aggregate Bond Index.

Average Annual Total Returns
(As of January 31, 2013)
--------------------------------------------------------------------------------
                                                If           If
Period                                          Held         Redeemed
--------------------------------------------------------------------------------
Life-of-Class
5/12/2005                                       3.71%        3.71%
5 Years                                         3.19         3.19
1 Year                                          7.34         3.34
--------------------------------------------------------------------------------

Expense Ratio
(Per prospectus dated December 1, 2012)
--------------------------------------------------------------------------------
                                                Gross        Net
--------------------------------------------------------------------------------
                                                2.41%        2.38%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                     Pioneer Ibbotson
                     Conservative       Standard &          Barclays Aggregate
                     Allocation Fund    Poor's 500 Index    Bond Index
5/31/2005            $10,000            $10,000             $10,000
1/31/2006            $10,448            $10,872             $10,047
1/31/2007            $11,027            $12,448             $10,477
1/31/2008            $11,210            $12,160             $11,400
1/31/2009            $ 8,847            $ 7,465             $11,695
1/31/2010            $11,000            $ 9,938             $12,690
1/31/2011            $12,117            $12,145             $13,332
1/31/2012            $12,218            $12,654             $14,487
1/31/2013            $13,115            $14,775             $14,862

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If Redeemed" returns reflect the deduction of applicable contingent deferred sales charge
(CDSC). The maximum CDSC for Class B shares is 4% and declines over five years. For more complete information, please see the prospectus.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results shown reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through December 1, 2014, for Class B shares. There can be no assurance that Pioneer will extend the expense limitation beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

       Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/13 23

Performance Update | 1/31/13                                     Class C Shares
Pioneer Ibbotson Conservative Allocation Fund

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Ibbotson Conservative Allocation Fund, compared to that of the Standard & Poor's 500 Index and the Barclays Aggregate Bond Index.

Average Annual Total Returns
(As of January 31, 2013)
--------------------------------------------------------------------------------
                                        If               If
Period                                  Held             Redeemed
--------------------------------------------------------------------------------
Life-of-Class
5/12/2005                               3.71%            3.71%
5 Years                                 3.19             3.19
1 Year                                  7.34             7.34
--------------------------------------------------------------------------------


Expense Ratio
(Per prospectus dated December 1, 2012)
--------------------------------------------------------------------------------
Gross
--------------------------------------------------------------------------------

2.26%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                     Pioneer Ibbotson
                     Conservative       Standard &          Barclays Aggregate
                     Allocation Fund    Poor's 500 Index    Bond Index
5/31/2005            $10,000            $10,000             $10,000
1/31/2006            $10,439            $10,872             $10,047
1/31/2007            $11,029            $12,448             $10,477
1/31/2008            $11,223            $12,160             $11,400
1/31/2009            $ 8,843            $ 7,465             $11,695
1/31/2010            $10,985            $ 9,938             $12,690
1/31/2011            $12,128            $12,145             $13,332
1/31/2012            $12,231            $12,654             $14,487
1/31/2013            $13,129            $14,775             $14,862

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results shown reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

24 Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/13

Performance Update | 1/31/13                                      Class Y Shares
Pioneer Ibbotson Conservative Allocation Fund

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $5 million investment made in Pioneer Ibbotson Conservative Allocation Fund, compared to that of the Standard & Poor's 500 Index and the Barclays Aggregate Bond Index.

Average Annual Total Returns
(As of January 31, 2013)
--------------------------------------------------------------------------------
                                        If                  If
Period                                  Held                Redeemed
--------------------------------------------------------------------------------
Life-of-Class
5/12/2005                               3.45%               3.45%
5 Years                                 2.35                2.35
1 Year                                  7.06                7.06
--------------------------------------------------------------------------------


Expense Ratio
(Per prospectus dated December 1, 2012)
--------------------------------------------------------------------------------
Gross
--------------------------------------------------------------------------------

2.96%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $5 Million Investment

                     Pioneer Ibbotson
                     Conservative       Standard &          Barclays Aggregate
                     Allocation Fund    Poor's 500 Index    Bond Index
5/31/2005            $ 5,000,000        $ 5,000,000         $ 5,000,000
1/31/2006            $ 5,263,864        $ 5,435,945         $ 5,023,369
1/31/2007            $ 5,591,061        $ 6,224,088         $ 5,238,604
1/31/2008            $ 5,726,576        $ 6,080,128         $ 5,700,033
1/31/2009            $ 4,423,927        $ 3,732,378         $ 5,847,553
1/31/2010            $ 5,330,149        $ 4,969,179         $ 6,344,969
1/31/2011            $ 5,937,406        $ 6,072,375         $ 6,666,058
1/31/2012            $ 6,008,680        $ 6,326,910         $ 7,243,481
1/31/2013            $ 6,433,159        $ 7,387,467         $ 7,430,763

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Performance shown for periods prior to the inception of the Fund's Class Y shares on October 5, 2005, reflects the NAV performance of the Fund's Class A shares. The performance does not reflect differences in expenses, including the Rule 12b-1 fees applicable to Class A shares. Since fees for Class A shares are generally higher than those of Class Y shares, the performance for Class Y shares prior to their inception would have been higher than the performance shown. Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results shown reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

       Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/13 25

Portfolio Summary | 1/31/13
Pioneer Ibbotson Moderate Allocation Fund

Target Asset Allocations
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

Equity                                                                      60%
Fixed Income                                                                40%

Short Term Bonds                                                         17.00%
--------------------------------------------------------------------------------
Large Cap Growth                                                         15.50
--------------------------------------------------------------------------------
Large Cap Value                                                          15.50
--------------------------------------------------------------------------------
International Equities                                                   12.00
--------------------------------------------------------------------------------
Domestic Corporate Bonds                                                  9.00
--------------------------------------------------------------------------------
High-Yield Corporate Bonds                                                8.00
--------------------------------------------------------------------------------
Mid/Small Cap Growth                                                      6.00
--------------------------------------------------------------------------------
Cash & Cash Equivalents                                                   6.00
--------------------------------------------------------------------------------
Mid/Small Cap Value                                                       6.00
--------------------------------------------------------------------------------
Real Estate Investment Trust (REIT)                                       3.00
--------------------------------------------------------------------------------
Emerging Markets                                                          2.00
--------------------------------------------------------------------------------

Actual Portfolio Holdings
(based on total portfolio)
--------------------------------------------------------------------------------
U.S. Stocks
--------------------------------------------------------------------------------
Pioneer Mid Cap Value Fund Class Y                                        6.84%
--------------------------------------------------------------------------------
Pioneer Disciplined Value Fund Class Y                                    3.53
--------------------------------------------------------------------------------
Pioneer Fundamental Growth Fund Class Y                                   3.52
--------------------------------------------------------------------------------
Pioneer Fundamental Value Fund Class Y                                    3.45
--------------------------------------------------------------------------------
Pioneer Fund Class Y                                                      3.34
--------------------------------------------------------------------------------
Pioneer Growth Opportunities Fund Class Y                                 3.27
--------------------------------------------------------------------------------
Pioneer Oak Ridge Small Cap Growth Fund Class Y                           3.20
--------------------------------------------------------------------------------
Pioneer Absolute Return Credit Fund Class Y                               2.85
--------------------------------------------------------------------------------
Pioneer Disciplined Growth Fund Class Y                                   2.42
--------------------------------------------------------------------------------
Pioneer Equity Income Fund Class Y                                        2.31
--------------------------------------------------------------------------------
Pioneer Research Fund Class Y                                             2.18
--------------------------------------------------------------------------------
Pioneer Real Estate Shares Class Y                                        2.12
--------------------------------------------------------------------------------
Pioneer Select Mid Cap Growth Fund Class Y                                2.12
--------------------------------------------------------------------------------
Pioneer Multi-Asset Ultrashort Income Fund Class Y                        0.87
--------------------------------------------------------------------------------
International Stocks
--------------------------------------------------------------------------------
Pioneer International Value Fund Class Y                                 10.94%
--------------------------------------------------------------------------------
Pioneer Global Equity Fund Class Y                                        8.52
--------------------------------------------------------------------------------
Pioneer Emerging Markets Fund Class Y                                     4.06
--------------------------------------------------------------------------------
Bonds
--------------------------------------------------------------------------------
Pioneer Short Term Income Fund Class Y                                   11.61%
--------------------------------------------------------------------------------
Pioneer Bond Fund Class Y                                                11.54
--------------------------------------------------------------------------------
Pioneer Global High Yield Fund Class Y                                    4.59
--------------------------------------------------------------------------------
Pioneer Strategic Income Fund Class Y                                     2.69
--------------------------------------------------------------------------------
Pioneer High Yield Fund Class Y                                           2.24
--------------------------------------------------------------------------------
Pioneer Global Aggregate Bond Fund Class Y                                1.79
--------------------------------------------------------------------------------

This list excludes temporary cash investments and derivative instruments. The portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.

26 Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/13

Performance Update | 1/31/13                                     Class A Shares
Pioneer Ibbotson Moderate Allocation Fund

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Ibbotson Moderate Allocation Fund at public offering price, compared to that of the Standard & Poor's 500 Index and the Barclays Aggregate Bond Index.

Average Annual Total Returns
(As of January 31, 2013)
--------------------------------------------------------------------------------
                                                            Public
                                        Net Asset           Offering
Period                                  Value (NAV)         Price (POP)
--------------------------------------------------------------------------------
Life-of-Class
8/9/2004                                5.20%               4.46%
5 Years                                 3.19                1.97
1 Year                                  9.62                3.33
--------------------------------------------------------------------------------


Expense Ratio
(Per prospectus dated December 1, 2012)
--------------------------------------------------------------------------------
Gross
--------------------------------------------------------------------------------

1.50%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                     Pioneer Ibbotson
                     Moderate           Barclays Aggregate  Standard & Poor's
                     Allocation Fund    Bond Index          500 Index
8/31/2004            $  9,425           $ 10,000            $ 10,000
1/31/2005            $ 10,077           $ 10,186            $ 10,772
1/31/2006            $ 11,175           $ 10,369            $ 11,890
1/31/2007            $ 12,183           $ 10,814            $ 13,613
1/31/2008            $ 12,134           $ 11,766            $ 13,299
1/31/2009            $  8,455           $ 12,071            $  8,164
1/31/2010            $ 11,158           $ 13,097            $ 10,869
1/31/2011            $ 12,883           $ 13,760            $ 13,282
1/31/2012            $ 12,954           $ 14,952            $ 13,838
1/31/2013            $ 14,200           $ 15,339            $ 16,158

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of the maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results shown reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

       Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/13 27

Performance Update | 1/31/13                                     Class B Shares
Pioneer Ibbotson Moderate Allocation Fund

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Ibbotson Moderate Allocation Fund, compared to that of the Standard & Poor's 500 Index and the Barclays Aggregate Bond Index.

Average Annual Total Returns
(As of January 31, 2013)
--------------------------------------------------------------------------------
                                        If                  If
Period                                  Held                Redeemed
--------------------------------------------------------------------------------
Life-of-Class
8/9/2004                                3.97%               3.97%
5 Years                                 2.37                2.37
1 Year                                  8.87                4.87
--------------------------------------------------------------------------------

Expense Ratio
(Per prospectus dated December 1, 2012)
--------------------------------------------------------------------------------
                                        Gross               Net
--------------------------------------------------------------------------------
                                        2.38%               2.30%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                     Pioneer Ibbotson
                     Moderate           Barclays Aggregate  Standard & Poor's
                     Allocation Fund    Bond Index          500 Index
8/31/2004            $ 10,000           $ 10,000            $ 10,000
1/31/2005            $ 10,519           $ 10,186            $ 10,772
1/31/2006            $ 11,553           $ 10,369            $ 11,890
1/31/2007            $ 12,486           $ 10,814            $ 13,613
1/31/2008            $ 12,332           $ 11,766            $ 13,299
1/31/2009            $  8,521           $ 12,071            $  8,164
1/31/2010            $ 11,162           $ 13,097            $ 10,869
1/31/2011            $ 12,777           $ 13,760            $ 13,282
1/31/2012            $ 12,736           $ 14,952            $ 13,838
1/31/2013            $ 13,866           $ 15,339            $ 16,158

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If Redeemed" returns reflect the deduction of applicable contingent deferred sales charge
(CDSC). The maximum CDSC for Class B shares is 4% and declines over five years. For more complete information, please see the prospectus.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results shown reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through December 1, 2014, for Class B shares. There can be no assurance that Pioneer will extend the expense limitation beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

28 Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/13

Performance Update | 1/31/13                                      Class C Shares
Pioneer Ibbotson Moderate Allocation Fund

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Ibbotson Moderate Allocation Fund, compared to that of the Standard & Poor's 500 Index and the Barclays Aggregate Bond Index.

Average Annual Total Returns
(As of January 31, 2013)
--------------------------------------------------------------------------------
                                        If                  If
Period                                  Held                Redeemed
--------------------------------------------------------------------------------
Life-of-Class
8/9/2004                                3.94%               3.94%
5 Years                                 2.43                2.43
1 Year                                  8.83                8.83
--------------------------------------------------------------------------------


Expense Ratio
(Per prospectus dated December 1, 2012)
--------------------------------------------------------------------------------
                                        Gross
--------------------------------------------------------------------------------

                                        2.19%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                Pioneer Ibbotson
                Moderate           Barclays Aggregate  Standard & Poor's
                Allocation Fund    Bond Index          500 Index
8/31/2004       $ 10,000           $ 10,000            $ 10,000
1/31/2005       $ 10,653           $ 10,186            $ 10,772
1/31/2006       $ 11,701           $ 10,369            $ 11,890
1/31/2007       $ 12,658           $ 10,814            $ 13,613
1/31/2008       $ 12,517           $ 11,766            $ 13,299
1/31/2009       $  8,655           $ 12,071            $  8,164
1/31/2010       $ 11,336           $ 13,097            $ 10,869
1/31/2011       $ 12,993           $ 13,760            $ 13,282
1/31/2012       $ 12,968           $ 14,952            $ 13,838
1/31/2013       $ 14,113           $ 15,339            $ 16,158

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results shown reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

       Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/13 29

Performance Update | 1/31/13                                     Class Y Shares
Pioneer Ibbotson Moderate Allocation Fund

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $5 million investment made in Pioneer Ibbotson Moderate Allocation Fund, compared to that of the Standard & Poor's 500 Index and the Barclays Aggregate Bond Index.

Average Annual Total Returns
(As of January 31, 2013)
--------------------------------------------------------------------------------
                                        If                  If
Period                                  Held                Redeemed
--------------------------------------------------------------------------------
Life-of-Class
8/9/2004                                5.65%               5.65%
5 Years                                 3.75                3.75
1 Year                                  9.94                9.94
--------------------------------------------------------------------------------


Expense Ratio
(Per prospectus dated December 1, 2012)
--------------------------------------------------------------------------------
                                        Gross
--------------------------------------------------------------------------------

                                        1.16%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $5 Million Investment

                     Pioneer Ibbotson
                     Moderate           Barclays Aggregate  Standard & Poor's
                     Allocation Fund    Bond Index          500 Index
8/31/2004            $  5,000,000       $  5,000,000        $  5,000,000
1/31/2005            $  5,345,025       $  5,093,214        $  5,385,956
1/31/2006            $  5,944,151       $  5,184,668        $  5,944,789
1/31/2007            $  6,504,958       $  5,406,815        $  6,806,710
1/31/2008            $  6,501,474       $  5,883,059        $  6,649,275
1/31/2009            $  4,569,473       $  6,035,316        $  4,081,758
1/31/2010            $  6,075,295       $  6,548,703        $  5,434,335
1/31/2011            $  7,043,805       $  6,880,102        $  6,640,799
1/31/2012            $  7,107,400       $  7,476,066        $  6,919,159
1/31/2013            $  7,813,689       $  7,669,361        $  8,078,994

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Performance shown for periods prior to the inception of the Fund's Class Y shares on September 23, 2005, reflects the NAV performance of the Fund's Class A shares. The performance does not reflect differences in expenses, including the Rule 12b-1 fees applicable to Class A shares. Since fees for Class A shares are generally higher than those of Class Y shares, the performance for Class Y shares prior to their inception would have been higher than the performance shown. Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results shown reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

30 Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/13

Portfolio Summary | 1/31/13
Pioneer Ibbotson Growth Allocation Fund

Target Asset Allocations
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

Equity                                                                      75%
Fixed Income                                                                25%

Large Cap Value                                                          17.50%
--------------------------------------------------------------------------------
Large Cap Growth                                                         16.50
--------------------------------------------------------------------------------
International Equities                                                   16.00
--------------------------------------------------------------------------------
Short Term Bonds                                                         12.50
--------------------------------------------------------------------------------
Mid/Small Cap Growth                                                      8.50
--------------------------------------------------------------------------------
Mid/Small Cap Value                                                       8.50
--------------------------------------------------------------------------------
Domestic Corporate Bonds                                                  7.50
--------------------------------------------------------------------------------
High-Yield Corporate Bonds                                                5.00
--------------------------------------------------------------------------------
Emerging Markets                                                          4.00
--------------------------------------------------------------------------------
Real Estate Investment Trust (REIT)                                       4.00
--------------------------------------------------------------------------------

Actual Portfolio Holdings
(based on total portfolio)
--------------------------------------------------------------------------------
U.S. Stocks
--------------------------------------------------------------------------------
Pioneer Mid Cap Value Fund Class Y                                        7.15%
--------------------------------------------------------------------------------
Pioneer Disciplined Value Fund Class Y                                    4.46
--------------------------------------------------------------------------------
Pioneer Growth Opportunities Fund Class Y                                 4.20
--------------------------------------------------------------------------------
Pioneer Fundamental Growth Fund Class Y                                   4.16
--------------------------------------------------------------------------------
Pioneer Fundamental Value Fund Class Y                                    3.55
--------------------------------------------------------------------------------
Pioneer Fund Class Y                                                      3.48
--------------------------------------------------------------------------------
Pioneer Equity Income Fund Class Y                                        3.42
--------------------------------------------------------------------------------
Pioneer Real Estate Shares Class Y                                        3.33
--------------------------------------------------------------------------------
Pioneer Research Fund Class Y                                             3.21
--------------------------------------------------------------------------------
Pioneer Disciplined Growth Fund Class Y                                   3.10
--------------------------------------------------------------------------------
Pioneer Oak Ridge Small Cap Growth Fund Class Y                           3.10
--------------------------------------------------------------------------------
Pioneer Select Mid Cap Growth Fund Class Y                                2.87
--------------------------------------------------------------------------------
Pioneer Oak Ridge Large Cap Growth Fund Class Y                           0.00*
--------------------------------------------------------------------------------
Pioneer Value Fund Class Y                                                0.00*
--------------------------------------------------------------------------------
Pioneer Independence Fund Class Y                                         0.00*
--------------------------------------------------------------------------------
International Stocks
--------------------------------------------------------------------------------
Pioneer International Value Fund Class Y                                 13.39%
--------------------------------------------------------------------------------
Pioneer Global Equity Fund Class Y                                        9.37
--------------------------------------------------------------------------------
Pioneer Emerging Markets Fund Class Y                                     5.70
--------------------------------------------------------------------------------
Bonds
--------------------------------------------------------------------------------
Pioneer Bond Fund Class Y                                                 9.93%
--------------------------------------------------------------------------------
Pioneer Short Term Income Fund Class Y                                    7.92
--------------------------------------------------------------------------------
Pioneer Strategic Income Fund Class Y                                     2.91
--------------------------------------------------------------------------------
Pioneer Global High Yield Fund Class Y                                    2.04
--------------------------------------------------------------------------------
Pioneer Global Aggregate Bond Fund Class Y                                1.78
--------------------------------------------------------------------------------
Pioneer High Yield Fund Class Y                                           0.93
--------------------------------------------------------------------------------

This list excludes temporary cash investments and derivative instruments. The portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.

* Rounds to less than 0.01%.

       Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/13 31

Performance Update | 1/31/13                                      Class A Shares
Pioneer Ibbotson Growth Allocation Fund

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Ibbotson Growth Allocation Fund at public offering price, compared to that of the Standard & Poor's 500 Index and the Barclays Aggregate Bond Index.

Average Annual Total Returns
(As of January 31, 2013)
--------------------------------------------------------------------------------
                                                            Public
                                        Net Asset           Offering
Period                                  Value (NAV)         Price (POP)
--------------------------------------------------------------------------------
Life-of-Class
8/9/2004                                 5.28%              4.55%
5 Years                                  2.40               1.20
1 Year                                  10.23               3.90
--------------------------------------------------------------------------------


Expense Ratio
(Per prospectus dated December 1, 2012)
--------------------------------------------------------------------------------
                                        Gross
--------------------------------------------------------------------------------

                                        1.58%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                     Pioneer Ibbotson
                     Growth Allocation  Barclays Aggregate  Standard & Poor's
                     Fund               Bond Index          500 Index
8/31/2004            $  9,425           $ 10,000            $ 10,000
1/31/2005            $ 10,267           $ 10,186            $ 10,772
1/31/2006            $ 11,702           $ 10,369            $ 11,890
1/31/2007            $ 12,897           $ 10,814            $ 13,613
1/31/2008            $ 12,687           $ 11,766            $ 13,299
1/31/2009            $  8,159           $ 12,071            $  8,164
1/31/2010            $ 11,013           $ 13,097            $ 10,869
1/31/2011            $ 12,980           $ 13,760            $ 13,282
1/31/2012            $ 12,961           $ 14,952            $ 13,838
1/31/2013            $ 14,286           $ 15,339            $ 16,158

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of the maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results shown reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

32 Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/13

Performance Update | 1/31/13                                      Class B Shares
Pioneer Ibbotson Growth Allocation Fund

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Ibbotson Growth Allocation Fund, compared to that of the Standard & Poor's 500 Index and the Barclays Aggregate Bond Index.

Average Annual Total Returns
(As of January 31, 2013)
--------------------------------------------------------------------------------
                                        If                  If
Period                                  Held                Redeemed
--------------------------------------------------------------------------------
Life-of-Class
8/9/2004                                3.43%               3.43%
5 Years                                 1.65                1.65
1 Year                                  9.48                5.48
--------------------------------------------------------------------------------

Expense Ratio
(Per prospectus dated December 1, 2012)
--------------------------------------------------------------------------------
                                        Gross               Net
--------------------------------------------------------------------------------
                                        2.48%               2.39%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                     Pioneer Ibbotson
                     Growth Allocation  Barclays Aggregate  Standard & Poor's
                     Fund               Bond Index          500 Index
8/31/2004            $ 10,000           $ 10,000            $ 10,000
1/31/2005            $ 10,467           $ 10,186            $ 10,772
1/31/2006            $ 11,827           $ 10,369            $ 11,890
1/31/2007            $ 12,923           $ 10,814            $ 13,613
1/31/2008            $ 12,594           $ 11,766            $ 13,299
1/31/2009            $  8,040           $ 12,071            $  8,164
1/31/2010            $ 10,765           $ 13,097            $ 10,869
1/31/2011            $ 12,599           $ 13,760            $ 13,282
1/31/2012            $ 12,485           $ 14,952            $ 13,838
1/31/2013            $ 13,669           $ 15,339            $ 16,158

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If Redeemed" returns reflect the deduction of applicable contingent deferred sales charge
(CDSC). The maximum CDSC for Class B shares is 4% and declines over five years. For more complete information, please see the prospectus.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results shown reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through December 1, 2014, for Class B shares. There can be no assurance that Pioneer will extend the expense limitation beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

       Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/13 33

Performance Update | 1/31/13                                      Class C Shares
Pioneer Ibbotson Growth Allocation Fund

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Ibbotson Growth Allocation Fund, compared to that of the Standard & Poor's 500 Index and the Barclays Aggregate Bond Index.

Average Annual Total Returns
(As of January 31, 2013)
--------------------------------------------------------------------------------
                                        If                  If
Period                                  Held                Redeemed
--------------------------------------------------------------------------------
Life-of-Class
8/9/2004                                4.18%               4.18%
5 Years                                 1.71                1.71
1 Year                                  9.57                9.57
--------------------------------------------------------------------------------


Expense Ratio
(Per prospectus dated December 1, 2012)
--------------------------------------------------------------------------------
                                        Gross
--------------------------------------------------------------------------------

                                        2.28%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                     Pioneer Ibbotson
                     Growth Allocation  Barclays Aggregate  Standard & Poor's
                     Fund               Bond Index          500 Index
8/31/2004            $ 10,000           $ 10,000            $ 10,000
1/31/2005            $ 10,709           $ 10,186            $ 10,772
1/31/2006            $ 12,098           $ 10,369            $ 11,890
1/31/2007            $ 13,238           $ 10,814            $ 13,613
1/31/2008            $ 12,933           $ 11,766            $ 13,299
1/31/2009            $  8,273           $ 12,071            $  8,164
1/31/2010            $ 11,063           $ 13,097            $ 10,869
1/31/2011            $ 12,951           $ 13,760            $ 13,282
1/31/2012            $ 12,849           $ 14,952            $ 13,838
1/31/2013            $ 14,080           $ 15,339            $ 16,158

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results shown reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

34 Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/13

Performance Update | 1/31/13                                     Class Y Shares
Pioneer Ibbotson Growth Allocation Fund

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $5 million investment made in Pioneer Ibbotson Growth Allocation Fund, compared to that of the Standard & Poor's 500 Index and the Barclays Aggregate Bond Index.

Average Annual Total Returns
(As of January 31, 2013)
--------------------------------------------------------------------------------
                                        If                  If
Period                                  Held                Redeemed
--------------------------------------------------------------------------------
Life-of-Class
8/9/2004                                 5.79%               5.79%
5 Years                                  2.92                2.92
1 Year                                  10.55               10.55
--------------------------------------------------------------------------------


Expense Ratio
(Per prospectus dated December 1, 2012)
--------------------------------------------------------------------------------
                                        Gross
--------------------------------------------------------------------------------

                                        1.32%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $5 Million Investment

                     Pioneer Ibbotson
                     Growth Allocation  Barclays Aggregate  Standard & Poor's
                     Fund               Bond Index          500 Index
8/31/2004            $ 5,000,000        $ 5,000,000         $ 5,000,000
1/31/2005            $ 5,445,191        $ 5,093,214         $ 5,385,956
1/31/2006            $ 6,229,118        $ 5,184,668         $ 5,944,789
1/31/2007            $ 6,909,821        $ 5,406,815         $ 6,806,710
1/31/2008            $ 6,837,697        $ 5,883,059         $ 6,649,275
1/31/2009            $ 4,505,503        $ 6,035,316         $ 4,081,758
1/31/2010            $ 6,093,772        $ 6,548,703         $ 5,434,335
1/31/2011            $ 7,207,346        $ 6,880,102         $ 6,640,799
1/31/2012            $ 7,141,078        $ 7,476,066         $ 6,919,159
1/31/2013            $ 7,894,139        $ 7,669,361         $ 8,078,994

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Performance shown for periods prior to the inception of the Fund's Class Y shares on September 26, 2005, reflects the NAV performance of the Fund's Class A shares. The performance does not reflect differences in expenses, including the Rule 12b-1 fees applicable to Class A shares. Since fees for Class A shares are generally higher than those of Class Y shares, the performance for Class Y shares prior to their inception would have been higher than the performance shown. Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results shown reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

       Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/13 35

Portfolio Summary | 1/31/13
Pioneer Ibbotson Aggressive Allocation Fund

Target Asset Allocations
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

Equity                                                                      90%
Fixed Income                                                                10%

International Equities                                                   21.00%
--------------------------------------------------------------------------------
Large Cap Growth                                                         19.00
--------------------------------------------------------------------------------
Large Cap Value                                                          19.00
--------------------------------------------------------------------------------
Mid/Small Cap Growth                                                     10.50
--------------------------------------------------------------------------------
Mid/Small Cap Value                                                      10.50
--------------------------------------------------------------------------------
Domestic Corporate Bonds                                                  7.00
--------------------------------------------------------------------------------
Real Estate Investment Trust (REIT)                                       5.00
--------------------------------------------------------------------------------
Emerging Markets                                                          5.00
--------------------------------------------------------------------------------
Short Term Bond                                                           3.00
--------------------------------------------------------------------------------

Actual Portfolio Holdings
(based on total portfolio)
--------------------------------------------------------------------------------
U.S. Stocks
--------------------------------------------------------------------------------
Pioneer Mid Cap Value Fund Class Y                                       10.46%
--------------------------------------------------------------------------------
Pioneer Growth Opportunities Fund Class Y                                 4.89
--------------------------------------------------------------------------------
Pioneer Real Estate Shares Class Y                                        4.47
--------------------------------------------------------------------------------
Pioneer Disciplined Value Fund Class Y                                    4.34
--------------------------------------------------------------------------------
Pioneer Oak Ridge Small Cap Growth Fund Class Y                           4.13
--------------------------------------------------------------------------------
Pioneer Select Mid Cap Growth Fund Class Y                                3.98
--------------------------------------------------------------------------------
Pioneer Fundamental Growth Fund Class Y                                   3.76
--------------------------------------------------------------------------------
Pioneer Fund Class Y                                                      3.45
--------------------------------------------------------------------------------
Pioneer Fundamental Value Fund Class Y                                    3.38
--------------------------------------------------------------------------------
Pioneer Equity Income Fund Class Y                                        3.35
--------------------------------------------------------------------------------
Pioneer Research Fund Class Y                                             3.01
--------------------------------------------------------------------------------
Pioneer Disciplined Growth Fund Class Y                                   2.87
--------------------------------------------------------------------------------
International Stocks
--------------------------------------------------------------------------------
Pioneer International Value Fund Class Y                                 18.37%
--------------------------------------------------------------------------------
Pioneer Global Equity Fund Class Y                                       10.78
--------------------------------------------------------------------------------
Pioneer Emerging Markets Fund Class Y                                     7.64
--------------------------------------------------------------------------------
Bonds
--------------------------------------------------------------------------------
Pioneer Bond Fund Class Y                                                 5.98%
--------------------------------------------------------------------------------
Pioneer Short Term Income Fund Class Y                                    2.75
--------------------------------------------------------------------------------
Pioneer Strategic Income Fund Class Y                                     2.39
--------------------------------------------------------------------------------

This list excludes temporary cash investments and derivative instruments. The portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.

36 Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/13

Performance Update | 1/31/13                                      Class A Shares
Pioneer Ibbotson Aggressive Allocation Fund

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Ibbotson Aggressive Allocation Fund at public offering price, compared to that of the Standard & Poor's 500 Index and the Barclays Aggregate Bond Index.

Average Annual Total Returns
(As of January 31, 2013)
--------------------------------------------------------------------------------
                                                            Public
                                        Net Asset           Offering
Period                                  Value (NAV)         Price (POP)
--------------------------------------------------------------------------------
Life-of-Class
8/9/2004                                 5.26%              4.52%
5 Years                                  1.57               0.38
1 Year                                  10.74               4.44
--------------------------------------------------------------------------------

Expense Ratio
(Per prospectus dated December 1, 2012)
--------------------------------------------------------------------------------
                                        Gross               Net
--------------------------------------------------------------------------------
                                        1.72%               1.70%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                     Pioneer Ibbotson
                     Aggressive         Barclays Aggregate  Standard & Poor's
                     Allocation Fund    Bond Index          500 Index
8/31/2004            $  9,425           $ 10,000            $ 10,000
1/31/2005            $ 10,436           $ 10,186            $ 10,772
1/31/2006            $ 12,163           $ 10,369            $ 11,890
1/31/2007            $ 13,543           $ 10,814            $ 13,613
1/31/2008            $ 13,126           $ 11,766            $ 13,299
1/31/2009            $  7,891           $ 12,071            $  8,164
1/31/2010            $ 10,811           $ 13,097            $ 10,869
1/31/2011            $ 12,957           $ 13,760            $ 13,282
1/31/2012            $ 12,816           $ 14,952            $ 13,838
1/31/2013            $ 14,193           $ 15,339            $ 16,158

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of the maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results shown reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through December 1, 2014, for Class A shares. There can be no assurance that Pioneer will extend the expense limitation beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

       Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/13 37

Performance Update | 1/31/13                                     Class B Shares
Pioneer Ibbotson Aggressive Allocation Fund

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Ibbotson Aggressive Allocation Fund, compared to that of the Standard & Poor's 500 Index and the Barclays Aggregate Bond Index.

Average Annual Total Returns
(As of January 31, 2013)
--------------------------------------------------------------------------------
                                        If                  If
Period                                  Held                Redeemed
--------------------------------------------------------------------------------
Life-of-Class
8/9/2004                                4.05%               4.05%
5 Years                                 0.78                0.78
1 Year                                  9.91                5.91
--------------------------------------------------------------------------------

Expense Ratio
(Per prospectus dated December 1, 2012)
--------------------------------------------------------------------------------
                                        Gross               Net
--------------------------------------------------------------------------------
                                        2.62%               2.49%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                     Pioneer Ibbotson
                     Aggressive         Barclays Aggregate  Standard & Poor's
                     Allocation Fund    Bond Index          500 Index
8/31/2004            $ 10,000           $ 10,000            $ 10,000
1/31/2005            $ 10,962           $ 10,186            $ 10,772
1/31/2006            $ 12,676           $ 10,369            $ 11,890
1/31/2007            $ 13,990           $ 10,814            $ 13,613
1/31/2008            $ 13,455           $ 11,766            $ 13,299
1/31/2009            $  8,022           $ 12,071            $  8,164
1/31/2010            $ 10,914           $ 13,097            $ 10,869
1/31/2011            $ 12,961           $ 13,760            $ 13,282
1/31/2012            $ 12,726           $ 14,952            $ 13,838
1/31/2013            $ 13,987           $ 15,339            $ 16,158

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If Redeemed" returns reflect the deduction of applicable contingent deferred sales charge
(CDSC). The maximum CDSC for Class B shares is 4% and declines over five years. For more complete information, please see the prospectus.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results shown reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through December 1, 2014, for Class B shares. There can be no assurance that Pioneer will extend the expense limitation beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

38 Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/13

Performance Update | 1/31/13                                     Class C Shares
Pioneer Ibbotson Aggressive Allocation Fund

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Ibbotson Aggressive Allocation Fund, compared to that of the Standard & Poor's 500 Index and the Barclays Aggregate Bond Index.

Average Annual Total Returns
(As of January 31, 2013)
--------------------------------------------------------------------------------
                                        If                  If
Period                                  Held                Redeemed
--------------------------------------------------------------------------------
Life-of-Class
8/9/2004                                4.27%               4.27%
5 Years                                 0.83                0.83
1 Year                                  9.96                9.96
--------------------------------------------------------------------------------


Expense Ratio
(Per prospectus dated December 1, 2012)
--------------------------------------------------------------------------------
                                        Gross
--------------------------------------------------------------------------------

                                        2.41%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                     Pioneer Ibbotson
                     Aggressive         Barclays Aggregate  Standard & Poor's
                     Allocation Fund    Bond Index          500 Index
8/31/2004            $ 10,000           $ 10,000            $ 10,000
1/31/2005            $ 10,841           $ 10,186            $ 10,772
1/31/2006            $ 12,525           $ 10,369            $ 11,890
1/31/2007            $ 13,848           $ 10,814            $ 13,613
1/31/2008            $ 13,342           $ 11,766            $ 13,299
1/31/2009            $  7,956           $ 12,071            $  8,164
1/31/2010            $ 10,804           $ 13,097            $ 10,869
1/31/2011            $ 12,858           $ 13,760            $ 13,282
1/31/2012            $ 12,647           $ 14,952            $ 13,838
1/31/2013            $ 13,906           $ 15,339            $ 16,158

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results shown reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

       Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/13 39

Performance Update | 1/31/13                                      Class Y Shares
Pioneer Ibbotson Aggressive Allocation Fund

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $5 million investment made in Pioneer Ibbotson Aggressive Allocation Fund, compared to that of the Standard & Poor's 500 Index and the Barclays Aggregate Bond Index.

Average Annual Total Returns
(As of January 31, 2013)
--------------------------------------------------------------------------------
                                        If                  If
Period                                  Held                Redeemed
--------------------------------------------------------------------------------
Life-of-Class
8/9/2004                                 5.54%               5.54%
5 Years                                  1.67                1.67
1 Year                                  11.07               11.07
--------------------------------------------------------------------------------


Expense Ratio
(Per prospectus dated December 1, 2012)
--------------------------------------------------------------------------------
                                        Gross
--------------------------------------------------------------------------------

                                        1.40%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $5 Million Investment

                     Pioneer Ibbotson
                     Aggressive         Barclays Aggregate  Standard & Poor's
                     Allocation Fund    Bond Index          500 Index
8/31/2004            $ 5,000,000        $ 5,000,000         $ 5,000,000
1/31/2005            $ 5,538,679        $ 5,093,214         $ 5,385,956
1/31/2006            $ 6,482,157        $ 5,184,668         $ 5,944,789
1/31/2007            $ 7,229,275        $ 5,406,815         $ 6,806,710
1/31/2008            $ 7,093,685        $ 5,883,059         $ 6,649,275
1/31/2009            $ 4,260,465        $ 6,035,316         $ 4,081,758
1/31/2010            $ 5,852,453        $ 6,548,703         $ 5,434,335
1/31/2011            $ 7,037,069        $ 6,880,102         $ 6,640,799
1/31/2012            $ 6,939,269        $ 7,476,066         $ 6,919,159
1/31/2013            $ 7,707,502        $ 7,669,361         $ 8,078,994

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Performance shown for periods prior to the inception of the Fund's Class Y shares on September 23, 2005 reflects the NAV performance of the Fund's Class A shares. The performance does not reflect differences in expenses, including the Rule 12b-1 fees applicable to Class A shares. Since fees for Class A shares are generally higher than those of Class Y shares, the performance for Class Y shares prior to their inception would have been higher than the performance shown. Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results shown reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

40 Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/13

Schedule of Investments | 1/31/13 (unaudited)
Pioneer Ibbotson Conservative Allocation Fund

--------------------------------------------------------------------------------
 Shares                                                           Value
--------------------------------------------------------------------------------
              MUTUAL FUNDS -- 101.3%
              PIONEER FUNDS* -- 101.3%
    273,904   Pioneer Absolute Return Credit Fund Class Y         $   2,747,261
  1,448,758   Pioneer Bond Fund Class Y                              14,241,295
     83,161   Pioneer Disciplined Growth Fund Class Y                   876,516
    152,286   Pioneer Disciplined Value Fund Class Y                  1,408,643
     25,637   Pioneer Emerging Markets Fund Class Y                     685,801
     23,798   Pioneer Equity Income Fund Class Y                        706,318
     97,920   Pioneer Floating Rate Fund Class Y                        684,460
     60,471   Pioneer Fund Class Y                                    2,071,730
    101,315   Pioneer Fundamental Growth Fund Class Y                 1,407,263
     72,539   Pioneer Fundamental Value Fund Class Y                  1,414,517
    118,838   Pioneer Global Aggregate Bond Fund Class Y              1,365,444
    264,221   Pioneer Global Equity Fund Class Y                      2,832,445
    404,820   Pioneer Global High Yield Fund Class Y                  4,141,311
     22,625   Pioneer Growth Opportunities Fund Class Y                 720,395
    261,610   Pioneer High Yield Fund Class Y                         2,775,680
    244,843   Pioneer International Value Fund Class Y                4,909,096
     59,531   Pioneer Mid Cap Value Fund Class Y                      1,421,608
     67,505   Pioneer Multi-Asset Ultrashort Income Fund Class Y        681,796
     27,433   Pioneer Real Estate Shares Class Y                        701,181
    123,443   Pioneer Research Fund Class Y                           1,413,426
     34,855   Pioneer Select Mid Cap Growth Fund Class Y                708,956
  1,304,986   Pioneer Short Term Income Fund Class Y                 12,684,464
    482,649   Pioneer Strategic Income Fund Class Y                   5,478,067
--------------------------------------------------------------------------------
              TOTAL MUTUAL FUNDS
              (Cost $58,145,361)                                  $  66,077,673
--------------------------------------------------------------------------------
              TOTAL INVESTMENTS IN SECURITIES -- 101.3%
              (Cost $58,145,361) (a)                              $  66,077,673
--------------------------------------------------------------------------------
              OTHER ASSETS AND LIABILITIES -- (1.3)%              $    (848,936)
--------------------------------------------------------------------------------
              TOTAL NET ASSETS -- 100.0%                          $  65,228,737
================================================================================

* Affiliated funds managed by Pioneer Investment Management, Inc.

(a) At January 31, 2013, the net unrealized gain on investments based on cost for federal tax purposes of $59,120,724 was as follows:

     Aggregate gross unrealized gain for all investments in which
        there is an excess of value over tax cost                    $ 6,956,949

     Aggregate gross unrealized loss for all investments in which
        there is an excess of tax cost over value                             --
                                                                     -----------
     Net unrealized gain                                             $ 6,956,949
                                                                     ===========

The accompanying notes are an integral part of these financial statements.

       Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/13 41

Schedule of Investments | 1/31/13 (unaudited)
Pioneer Ibbotson Conservative Allocation Fund (continued)

Purchases and sales of securities (excluding temporary cash investments) for the six months ended January 31, 2013 aggregated $6,878,902 and $3,216,740, respectively.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.

      Level 1 - quoted prices in active markets for identical securities.

      Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.) See Notes to Financial Statements --
                Note 1A.

      Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments) See Notes to Financial Statements -- Note 1A.

Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services) as Level 3. See Notes to Financial Statements -- Note 1A.

The following is a summary of the inputs used as of January 31, 2013, in valuing the Fund's assets:

--------------------------------------------------------------------------------
                                Level 1        Level 2    Level 3    Total
--------------------------------------------------------------------------------
Mutual Funds                    $66,077,673    $ --       $ --       $66,077,673
--------------------------------------------------------------------------------
Total                           $66,077,673    $ --       $ --       $66,077,673
================================================================================

The accompanying notes are an integral part of these financial statements.

42 Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/13

Schedule of Investments | 1/31/13 (unaudited)
Pioneer Ibbotson Moderate Allocation Fund

--------------------------------------------------------------------------------
 Shares                                                           Value
--------------------------------------------------------------------------------
              MUTUAL FUNDS -- 98.3%
              PIONEER FUNDS* -- 98.3%
    553,813   Pioneer Absolute Return Credit Fund Class Y         $    5,554,744
  2,288,415   Pioneer Bond Fund Class Y                               22,495,121
    448,118   Pioneer Disciplined Growth Fund Class Y                  4,723,161
    744,887   Pioneer Disciplined Value Fund Class Y                   6,890,202
    295,670   Pioneer Emerging Markets Fund Class Y                    7,909,170
    151,664   Pioneer Equity Income Fund Class Y                       4,501,376
    190,114   Pioneer Fund Class Y                                     6,513,293
    493,280   Pioneer Fundamental Growth Fund Class Y                  6,851,664
    345,271   Pioneer Fundamental Value Fund Class Y                   6,732,775
    302,850   Pioneer Global Aggregate Bond Fund Class Y               3,479,748
  1,549,378   Pioneer Global Equity Fund Class Y                      16,609,328
    874,595   Pioneer Global High Yield Fund Class Y                   8,947,109
    200,025   Pioneer Growth Opportunities Fund Class Y                6,368,782
    411,486   Pioneer High Yield Fund Class Y                          4,365,868
  1,063,481   Pioneer International Value Fund Class Y                21,322,802
    558,153   Pioneer Mid Cap Value Fund Class Y                      13,328,685
    167,284   Pioneer Multi-Asset Ultrashort Income Fund Class Y       1,689,569
    196,198   Pioneer Oak Ridge Small Cap Growth Fund Class Y          6,229,273
    162,014   Pioneer Real Estate Shares Class Y                       4,141,083
    371,205   Pioneer Research Fund Class Y                            4,250,297
    203,039   Pioneer Select Mid Cap Growth Fund Class Y               4,129,822
  2,328,518   Pioneer Short Term Income Fund Class Y                  22,633,191
    461,489   Pioneer Strategic Income Fund Class Y                    5,237,895
--------------------------------------------------------------------------------
              TOTAL MUTUAL FUNDS
              (Cost $161,378,011)                                 $  194,904,958
--------------------------------------------------------------------------------
              TOTAL INVESTMENTS IN SECURITIES -- 98.3%
              (Cost $161,378,011) (a)                             $  194,904,958
--------------------------------------------------------------------------------
              OTHER ASSETS AND LIABILITIES -- 1.7%                $    3,271,267
--------------------------------------------------------------------------------
              TOTAL NET ASSETS -- 100.0%                          $  198,176,225
================================================================================

* Affiliated funds managed by Pioneer Investment Management, Inc.

(a) At January 31, 2013, the net unrealized gain on investments based on cost for federal tax purposes of $164,355,647 was as follows:

      Aggregate gross unrealized gain for all investments in which
         there is an excess of value over tax cost                  $ 30,549,311

      Aggregate gross unrealized loss for all investments in which
         there is an excess of tax cost over value                            --
                                                                    ------------
      Net unrealized gain                                           $ 30,549,311
                                                                    ============

The accompanying notes are an integral part of these financial statements.

       Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/13 43

Schedule of Investments | 1/31/13 (unaudited)
Pioneer Ibbotson Moderate Allocation Fund (continued)

Purchases and sales of securities (excluding temporary cash investments) for the six months ended January 31, 2013 aggregated $8,756,044 and $12,615,099, respectively.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.

      Level 1 - quoted prices in active markets for identical securities.

      Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.) See Notes to Financial Statements --
                Note 1A.

      Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments) See Notes to Financial Statements -- Note 1A.

Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services) as Level 3. See Notes to Financial Statements -- Note 1A.

The following is a summary of the inputs used as of January 31, 2013, in valuing the Fund's assets:

--------------------------------------------------------------------------------
                              Level 1         Level 2    Level 3    Total
--------------------------------------------------------------------------------
Mutual Funds                  $194,904,958    $ --       $ --       $194,904,958
--------------------------------------------------------------------------------
Total                         $194,904,958    $ --       $ --       $194,904,958
================================================================================

The accompanying notes are an integral part of these financial statements.

44 Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/13

Schedule of Investments | 1/31/13 (unaudited)
Pioneer Ibbotson Growth Allocation Fund

--------------------------------------------------------------------------------
 Shares                                                           Value
--------------------------------------------------------------------------------
              MUTUAL FUNDS -- 99.8%
              PIONEER FUNDS* -- 99.8%
  2,180,896   Pioneer Bond Fund Class Y                           $   21,438,206
    634,755   Pioneer Disciplined Growth Fund Class Y                  6,690,320
  1,041,327   Pioneer Disciplined Value Fund Class Y                   9,632,274
    459,542   Pioneer Emerging Markets Fund Class Y                   12,292,736
    248,741   Pioneer Equity Income Fund Class Y                       7,382,622
    219,266   Pioneer Fund Class Y                                     7,512,038
    645,741   Pioneer Fundamental Growth Fund Class Y                  8,969,340
    392,803   Pioneer Fundamental Value Fund Class Y                   7,659,666
    333,485   Pioneer Global Aggregate Bond Fund Class Y               3,831,742
  1,886,817   Pioneer Global Equity Fund Class Y                      20,226,681
    430,701   Pioneer Global High Yield Fund Class Y                   4,406,067
    284,489   Pioneer Growth Opportunities Fund Class Y                9,058,133
    188,683   Pioneer High Yield Fund Class Y                          2,001,924
        534   Pioneer Independence Fund Class Y                            7,047
  1,441,102   Pioneer International Value Fund Class Y                28,894,103
    646,498   Pioneer Mid Cap Value Fund Class Y                      15,438,383
        597   Pioneer Oak Ridge Large Cap Growth Fund Class Y              8,458
    210,595   Pioneer Oak Ridge Small Cap Growth Fund Class Y          6,686,402
    281,178   Pioneer Real Estate Shares Class Y                       7,186,905
    605,309   Pioneer Research Fund Class Y                            6,930,792
    304,571   Pioneer Select Mid Cap Growth Fund Class Y               6,194,967
  1,759,775   Pioneer Short Term Income Fund Class Y                  17,105,012
    553,210   Pioneer Strategic Income Fund Class Y                    6,278,933
        641   Pioneer Value Fund Class Y                                   8,137
--------------------------------------------------------------------------------
              TOTAL MUTUAL FUNDS
              (Cost $175,394,571)                                 $  215,840,888
--------------------------------------------------------------------------------
              TOTAL INVESTMENTS IN SECURITIES -- 99.8%
              (Cost $175,394,571) (a)                             $  215,840,888
--------------------------------------------------------------------------------
              OTHER ASSETS AND LIABILITIES -- 0.2%                $      489,570
--------------------------------------------------------------------------------
              TOTAL NET ASSETS -- 100.0%                          $  216,330,458
================================================================================

* Affiliated funds managed by Pioneer Investment Management, Inc.

(a) At January 31, 2013, the net unrealized gain on investments based on cost for federal tax purposes of $177,134,883 was as follows:

      Aggregate gross unrealized gain for all investments in which
         there is an excess of value over tax cost                  $39,131,610

      Aggregate gross unrealized loss for all investments in which
         there is an excess of tax cost over value                     (425,605)
                                                                    -----------
      Net unrealized gain                                           $38,706,005
                                                                    ===========

The accompanying notes are an integral part of these financial statements.

       Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/13 45

Schedule of Investments | 1/31/13 (unaudited)
Pioneer Ibbotson Growth Allocation Fund (continued)

Purchases and sales of securities (excluding temporary cash investments) for the six months ended January 31, 2013 aggregated $8,924,971 and $12,495,491, respectively.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.

      Level 1 - quoted prices in active markets for identical securities.

      Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.) See Notes to Financial Statements --
                Note 1A.

      Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments) See Notes to Financial Statements -- Note 1A.

Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services) as Level 3. See Notes to Financial Statements -- Note 1A.

The following is a summary of the inputs used as of January 31, 2013, in valuing the Fund's assets:

--------------------------------------------------------------------------------
                              Level 1         Level 2    Level 3    Total
--------------------------------------------------------------------------------
Mutual Funds                  $215,840,888    $ --       $ --       $215,840,888
--------------------------------------------------------------------------------
Total                         $215,840,888    $ --       $ --       $215,840,888
================================================================================

The accompanying notes are an integral part of these financial statements.

46 Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/13

Schedule of Investments | 1/31/13 (unaudited)
Pioneer Ibbotson Aggressive Allocation Fund

--------------------------------------------------------------------------------
 Shares                                                           Value
--------------------------------------------------------------------------------
              MUTUAL FUNDS -- 100.6%
              PIONEER FUNDS* -- 100.6%
    711,368   Pioneer Bond Fund Class Y                           $   6,992,751
    318,651   Pioneer Disciplined Growth Fund Class Y                 3,358,585
    548,967   Pioneer Disciplined Value Fund Class Y                  5,077,941
    333,929   Pioneer Emerging Markets Fund Class Y                   8,932,589
    132,060   Pioneer Equity Income Fund Class Y                      3,919,531
    117,739   Pioneer Fund Class Y                                    4,033,729
    316,625   Pioneer Fundamental Growth Fund Class Y                 4,397,923
    202,589   Pioneer Fundamental Value Fund Class Y                  3,950,477
  1,175,626   Pioneer Global Equity Fund Class Y                     12,602,707
    179,672   Pioneer Growth Opportunities Fund Class Y               5,720,768
  1,071,606   Pioneer International Value Fund Class Y               21,485,692
    512,141   Pioneer Mid Cap Value Fund Class Y                     12,229,928
    152,175   Pioneer Oak Ridge Small Cap Growth Fund Class Y         4,831,566
    204,505   Pioneer Real Estate Shares Class Y                      5,227,137
    307,157   Pioneer Research Fund Class Y                           3,516,952
    229,089   Pioneer Select Mid Cap Growth Fund Class Y              4,659,665
    330,774   Pioneer Short Term Income Fund Class Y                  3,215,126
    246,577   Pioneer Strategic Income Fund Class Y                   2,798,654
--------------------------------------------------------------------------------
              TOTAL MUTUAL FUNDS
              (Cost $90,829,554)                                  $ 116,951,721
--------------------------------------------------------------------------------
              TOTAL INVESTMENTS IN SECURITIES -- 100.6%
              (Cost $90,829,554) (a)                              $ 116,951,721
--------------------------------------------------------------------------------
              OTHER ASSETS AND LIABILITIES -- (0.6)%              $    (685,330)
--------------------------------------------------------------------------------
              TOTAL NET ASSETS -- 100.0%                          $ 116,266,391
================================================================================

* Affiliated funds managed by Pioneer Investment Management, Inc.

(a) At January 31, 2013, the net unrealized gain on investments based on cost for federal tax purposes of $92,524,320 was as follows:

      Aggregate gross unrealized gain for all investments in which
         there is an excess of value over tax cost                  $ 24,427,401

      Aggregate gross unrealized loss for all investments in which
         there is an excess of tax cost over value                            --
                                                                    ------------
      Net unrealized gain                                           $ 24,427,401
                                                                    ============

The accompanying notes are an integral part of these financial statements.

       Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/13 47

Schedule of Investments | 1/31/13 (unaudited)
Pioneer Ibbotson Aggressive Allocation Fund (continued)

Purchases and sales of securities (excluding temporary cash investments) for the six months ended January 31, 2013 aggregated $3,751,753 and $8,605,344, respectively.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.

      Level 1 - quoted prices in active markets for identical securities.

      Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.) See Notes to Financial Statements --
                Note 1A.

      Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments) See Notes to Financial Statements -- Note 1A.

Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services) as Level 3. See Notes to Financial Statements -- Note 1A.

The following is a summary of the inputs used as of January 31, 2013, in valuing the Fund's assets:

--------------------------------------------------------------------------------
                              Level 1         Level 2    Level 3    Total
--------------------------------------------------------------------------------
Mutual Funds                  $116,951,721    $ --       $ --       $116,951,721
--------------------------------------------------------------------------------
Total                         $116,951,721    $ --       $ --       $116,951,721
================================================================================

The accompanying notes are an integral part of these financial statements.

48 Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/13

Statement of Assets and Liabilities | 1/31/13 (unaudited)

----------------------------------------------------------------------------------------------------
                                          Conservative  Moderate       Growth         Aggressive
                                          Allocation    Allocation     Allocation     Allocation
                                          Fund          Fund           Fund           Fund
----------------------------------------------------------------------------------------------------
ASSETS:
  Investments in securities of
     affiliated issuers, at value (at
     cost $58,145,361,
     $161,378,011, $175,394,571
     and $90,829,554, respectively)       $66,077,673   $194,904,958   $215,840,888   $ 116,951,721
  Cash                                      3,294,181      4,195,829      1,467,938              --
  Receivables for:
     Investment Funds sold                     92,385        395,379        202,110         321,972
     Capital stock sold                         8,221         84,551         40,883          61,411
     Dividends                                146,615        243,679        168,889          38,814
     Other assets                              27,571         28,961         33,376          34,338
----------------------------------------------------------------------------------------------------
        Total assets                      $69,646,646   $199,853,357   $217,754,084   $ 117,408,256
====================================================================================================
LIABILITIES:
  Payables for:
     Investments Funds purchased          $    42,027   $    137,941   $    980,072   $          --
     Capital stock redeemed                 4,289,323      1,317,987        215,583         884,225
  Due to affiliates                            46,857        150,174        160,798          85,401
  Due to Pioneer Investment
     Management, Inc.                           6,339          6,705          9,363          24,015
  Due to custodian                                 --             --             --         114,995
  Accrued expenses and other liabilities       33,363         64,325         57,810          33,229
----------------------------------------------------------------------------------------------------
        Total liabilities:                $ 4,417,909   $  1,677,132   $  1,423,626   $   1,141,865
====================================================================================================
NET ASSETS:
  Paid-in capital                         $61,194,160   $200,381,192   $221,181,695   $ 123,704,996
  Undistributed net investment income         636,173      2,420,741      2,349,080       1,126,321
  Accumulated net realized loss on
     investments                           (4,533,908)   (38,152,655)   (47,646,634)    (34,687,093)
  Net unrealized gains on investments       7,932,312     33,526,947     40,446,317      26,122,167
----------------------------------------------------------------------------------------------------
        Total net assets                  $65,228,737   $198,176,225   $216,330,458   $ 116,266,391
====================================================================================================
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of
shares authorized)
  Net Assets of Class A shares            $42,271,923   $122,447,260   $142,478,984   $  86,367,289
  Net Assets of Class B shares            $ 4,153,311   $ 12,989,995   $ 22,017,583   $  10,898,874
  Net Assets of Class C shares            $18,688,679   $ 57,865,200   $ 50,097,494   $  18,277,289
  Net Assets of Class Y shares            $   114,824   $  4,873,770   $  1,736,397   $     722,939
  Class A Shares outstanding                3,792,860     11,010,279     12,300,735       7,427,562
  Class B Shares outstanding                  378,746      1,205,143      2,133,956         992,801
  Class C Shares outstanding                1,720,419      5,567,255      4,559,565       1,650,993
  Class Y Shares outstanding                   10,771        433,823        147,185          61,984
  Net Asset Value -- Class A share        $     11.15   $      11.12   $      11.58   $       11.63
  Net Asset Value -- Class B share        $     10.97   $      10.78   $      10.32   $       10.98
  Net Asset Value -- Class C share        $     10.86   $      10.39   $      10.99   $       11.07
  Net Asset Value -- Class Y share        $     10.66   $      11.23   $      11.80   $       11.66
MAXIMUM OFFERING PRICE:
  Class A (100/94.25 x net asset
     value per share)                     $     11.83   $      11.80   $      12.29   $       12.34
====================================================================================================

The accompanying notes are an integral part of these financial statements.

       Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/13 49

Statement of Operations (unaudited)

For the Six Months Ended 1/31/13

----------------------------------------------------------------------------------------------------
                                          Conservative  Moderate       Growth         Aggressive
                                          Allocation    Allocation     Allocation     Allocation
                                          Fund          Fund           Fund           Fund
----------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
  Dividend income from securities
     of affiliated issuers                $ 1,292,155   $  3,306,230   $  3,322,020   $   1,678,017
  Interest                                        517            794            187              68
----------------------------------------------------------------------------------------------------
         Total Investment Income          $ 1,292,672   $  3,307,024   $  3,322,207   $   1,678,085
====================================================================================================
EXPENSES:
  Management fees                         $    43,284   $    127,592   $    137,597   $      74,994
  Transfer agent fees
     Class A                                   18,793         71,264        112,581          85,977
     Class B                                    3,749         18,363         33,856          19,295
     Class C                                    6,125         17,491         21,871          12,060
     Class Y                                      142            383            274             299
  Distribution fees
     Class A                                   55,647        150,820        173,431         105,827
     Class B                                   21,786         72,936        118,733          57,912
     Class C                                   88,117        278,760        236,523          89,465
  Shareholder communications
     expense                                   14,030         41,128         36,332          26,301
  Administrative fees                          10,151         29,943         32,288          17,600
  Custodian fees                                2,918          5,305          2,459           2,012
  Registration fees                            27,731         30,085         29,585          28,989
  Professional fees                            23,375         19,305         21,958          21,535
  Printing fees                                 3,430         13,263          8,326             523
  Fees and expenses of
     nonaffiliated trustees                     3,250          4,273          3,429           3,440
  Insurance expense                               445          1,464          1,559             878
  Miscellaneous                                 1,851          4,233          4,252           4,410
----------------------------------------------------------------------------------------------------
     Total expenses                       $   324,824   $    886,608   $    975,054   $     551,517
     Less fees waived and expenses
        reimbursed by Pioneer
        Investment Management, Inc.       $        --   $     (1,428)  $         --   $        (136)
----------------------------------------------------------------------------------------------------
     Net expenses                         $   324,824   $    885,180   $    975,054   $     551,381
----------------------------------------------------------------------------------------------------
        Net investment income             $   967,848   $  2,421,844   $  2,347,153   $   1,126,704
----------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS:
  Net realized gain on investments        $   205,903   $  1,418,855   $  1,526,578   $   1,166,945
  Realized gain on distributions from
     investment company shares            $   540,609   $  2,496,135   $  3,026,753   $   1,723,685
----------------------------------------------------------------------------------------------------
                                          $   746,512   $  3,914,990   $  4,553,331   $   2,890,630
----------------------------------------------------------------------------------------------------
  Change in net unrealized gain on
     investments                          $ 2,128,512   $  9,255,034   $ 11,780,947   $   7,633,450
----------------------------------------------------------------------------------------------------
  Net increase on investments             $ 2,875,024   $ 13,170,024   $ 16,334,278   $  10,524,080
----------------------------------------------------------------------------------------------------
  Net increase in net assets resulting
     from operations                      $ 3,842,872   $ 15,591,868   $ 18,681,431   $  11,650,784
====================================================================================================

The accompanying notes are an integral part of these financial statements.

50 Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/13

Statements of Changes in Net Assets

-----------------------------------------------------------------------------------------------------
                                                    Conservative                 Moderate
                                                  Allocation Fund             Allocation Fund
                                          ---------------------------   ----------------------------
                                          Six Months                    Six Months
                                          Ended          Year           Ended          Year
                                          1/31/13        Ended          1/31/13        Ended
                                          (unaudited)    7/31/12        (unaudited)    7/31/12
-----------------------------------------------------------------------------------------------------
FROM OPERATIONS:
Net investment income                     $    967,848   $  1,498,635   $  2,421,844   $   2,977,148
Net realized gain on investments               746,512        444,562      3,914,990       3,159,731
Change in net unrealized
  gain (loss) on investments                 2,128,512       (975,558)     9,255,034      (8,605,957)
-----------------------------------------------------------------------------------------------------
     Net increase in net assets
        resulting from operations         $  3,842,872   $    967,639   $ 15,591,868   $   2,469,078
-----------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
     Class A ($0.23, $0.31, $0.22
        and $0.24, respectively)          $   (955,483)  $ (1,183,335)  $ (2,347,138)  $  (2,675,027)
     Class B ($0.13, $0.20, $0.06
        and $0.11, respectively)               (49,374)       (91,836)       (76,356)       (244,751)
     Class C ($0.16, $0.23, $0.16
        and $0.18, respectively)              (270,274)      (352,605)      (878,923)       (951,582)
     Class Y ($0.16, $0.23, $0.25
        and $0.29, respectively)                (1,718)        (1,682)      (113,775)       (195,125)
-----------------------------------------------------------------------------------------------------
        Total distributions to
          shareowners                     $ (1,276,849)  $ (1,629,458)  $ (3,416,192)  $  (4,066,485)
-----------------------------------------------------------------------------------------------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sales or
  exchange of shares                      $ 10,081,459   $ 15,727,021   $ 17,394,224   $  35,940,163
Reinvestment of distributions                1,168,623      1,491,380      3,146,733       3,714,500
Cost of shares repurchased                 (11,951,022)   (16,501,428)   (28,246,578)    (57,872,210)
-----------------------------------------------------------------------------------------------------
  Net increase (decrease) in net
        assets resulting from Fund
        share transactions                    (700,940)       716,973     (7,705,621)    (18,217,547)
-----------------------------------------------------------------------------------------------------
     Net increase (decrease) in
        net assets                        $  1,865,083   $     55,154   $  4,470,055   $ (24,753,110)
NET ASSETS:
Beginning of period                         63,363,654     63,308,500    193,706,170     218,459,280
-----------------------------------------------------------------------------------------------------
End of period                             $ 65,228,737   $ 63,363,654   $198,176,225   $ 193,706,170
----------------------------------------------------------------------------------------------------
Undistributed net investment
  income, end of period                   $    636,173   $    945,174   $  2,420,741   $   3,415,089
=====================================================================================================

The accompanying notes are an integral part of these financial statements.

       Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/13 51

-----------------------------------------------------------------------------------------------------
                                                     Growth                      Aggressive
                                                Allocation Fund                Allocation Fund
                                          ---------------------------   -----------------------------
                                          Six Months                    Six Months
                                          Ended          Year           Ended          Year
                                          1/31/13        Ended          1/31/13        Ended
                                          (unaudited)    7/31/12        (unaudited)    7/31/12
-----------------------------------------------------------------------------------------------------
FROM OPERATIONS:
Net investment income:                    $  2,347,153   $  2,187,731   $  1,126,704   $     662,809
Net realized gain on investments             4,553,331      3,249,263      2,890,630       2,916,441
Change in net unrealized
  gain (loss) on investments                11,780,947     (9,518,002)     7,633,450      (8,039,169)
-----------------------------------------------------------------------------------------------------
     Net increase (decrease) in net
       assets resulting from
       operations                         $ 18,681,431   $ (4,081,008)  $ 11,650,784   $  (4,459,919)
-----------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
     Class A ($0.17, $0.19,
       $0.11 and $0.13,
       respectively)                      $ (2,100,205)  $ (2,327,559)  $   (843,947)  $  (1,026,414)
     Class B ($0.06, $0.08,
       $0.00 and $0.01,
       respectively)                          (124,014)      (254,128)            --         (21,009)
     Class C ($0.10, $0.11,
       $0.04 and $0.05,
       respectively)                          (463,365)      (512,265)       (74,121)        (84,457)
     Class Y ($0.20, $0.23,
       $0.15 and $0.16,
       respectively)                           (28,499)       (41,853)       (16,667)        (17,652)
-----------------------------------------------------------------------------------------------------
       Total distributions to
         shareowners                      $ (2,716,083)  $ (3,135,805)  $   (934,735)  $  (1,149,532)
-----------------------------------------------------------------------------------------------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sales or
  exchange of shares                      $ 15,899,140   $ 31,220,224   $  7,152,399   $  17,689,729
Reinvestment of distributions                2,588,920      2,989,892        904,117       1,113,126
Cost of shares repurchased                 (25,634,140)   (46,561,663)   (16,025,438)    (30,405,283)
-----------------------------------------------------------------------------------------------------
     Net decrease in net
       assets resulting from
       Fund share transactions              (7,146,080)   (12,351,547)    (7,968,922)    (11,602,428)
-----------------------------------------------------------------------------------------------------
     Net increase (decrease) in
       net assets                         $  8,819,268   $(19,568,360)  $  2,747,127   $ (17,211,879)
NET ASSETS:
Beginning of period                        207,511,190    227,079,550    113,519,264     130,731,143
-----------------------------------------------------------------------------------------------------
End of period                             $216,330,458   $207,511,190   $116,266,391   $ 113,519,264
-----------------------------------------------------------------------------------------------------
Undistributed net investment
  income, end of period                   $  2,349,080   $  2,718,010   $  1,126,321   $     934,352
=====================================================================================================

The accompanying notes are an integral part of these financial statements.

52 Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/13

----------------------------------------------------------------------------------------------------
                                                         Conservative Allocation Fund
                                          ----------------------------------------------------------
                                          '13 Shares     '13 Amount
                                          (unaudited)    (unaudited)    '12 Shares     '12 Amount
----------------------------------------------------------------------------------------------------
Class A
Shares sold                                    531,622   $  5,846,773        997,333   $ 10,516,102
Reinvestment of distributions                   85,602        931,357        111,770      1,145,640
Less shares repurchased                       (793,970)    (8,793,283)    (1,090,725)   (11,477,406)
----------------------------------------------------------------------------------------------------
      Net increase (decrease)                 (176,746)  $ (2,015,153)        18,378   $    184,336
====================================================================================================
Class B
Shares sold                                     14,731   $    159,873         65,405   $    672,958
Reinvestment of distributions                    4,413         47,263          8,527         85,946
Less shares repurchased                        (62,021)      (669,917)      (150,497)    (1,547,463)
----------------------------------------------------------------------------------------------------
      Net decrease                             (42,877)  $   (462,781)       (76,565)  $   (788,559)
====================================================================================================
Class C
Shares sold                                    376,574   $  4,022,981        442,570   $  4,530,773
Reinvestment of distributions                   17,902        189,947         25,946        259,717
Less shares repurchased                       (231,948)    (2,481,815)      (337,214)    (3,463,432)
----------------------------------------------------------------------------------------------------
      Net increase                             162,528   $  1,731,113        131,302   $  1,327,058
====================================================================================================
Class Y
Shares sold                                      4,941   $     51,832            719   $      7,188
Reinvestment of distributions                        5             56              8             77
Less shares repurchased                           (570)        (6,007)        (1,291)       (13,127)
----------------------------------------------------------------------------------------------------
      Net increase (decrease)                    4,376   $     45,881           (564)  $     (5,862)
====================================================================================================

----------------------------------------------------------------------------------------------------
                                                               Moderate Allocation Fund
                                          ----------------------------------------------------------
                                          '13 Shares     '13 Amount
                                          (unaudited)    (unaudited)    '12 Shares     '12 Amount
----------------------------------------------------------------------------------------------------
Class A
Shares sold                                    948,784   $ 10,268,052      2,068,964   $ 21,265,053
Reinvestment of distributions                  216,402      2,311,185        263,615      2,628,511
Less shares repurchased                     (1,515,304)   (16,364,125)    (3,275,964)   (33,161,682)
----------------------------------------------------------------------------------------------------
      Net decrease                            (350,118)  $ (3,784,888)      (943,385)  $ (9,268,118)
====================================================================================================
Class B
Shares sold                                     20,616   $    215,973         43,190   $    422,180
Reinvestment of distributions                    7,129         73,854         24,677        236,900
Less shares repurchased                       (423,465)    (4,384,056)    (1,016,431)   (10,005,913)
----------------------------------------------------------------------------------------------------
      Net decrease                            (395,720)  $ (4,094,229)      (948,564)  $ (9,346,833)
====================================================================================================
Class C
Shares sold                                    651,629   $  6,592,641      1,350,846   $ 13,060,006
Reinvestment of distributions                   66,219        661,516         77,571        725,290
Less shares repurchased                       (636,077)    (6,432,410)    (1,114,511)   (10,741,161)
----------------------------------------------------------------------------------------------------
      Net increase                              81,771   $    821,747        313,906   $  3,044,135
====================================================================================================
Class Y
Shares sold                                     29,074   $    317,559        117,189   $  1,192,924
Reinvestment of distributions                    9,293        100,177         12,306        123,799
Less shares repurchased                        (96,930)    (1,065,987)      (378,802)    (3,963,454)
----------------------------------------------------------------------------------------------------
      Net decrease                             (58,563)  $   (648,251)      (249,307)  $ (2,646,731)
====================================================================================================

The accompanying notes are an integral part of these financial statements.

       Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/13 53

----------------------------------------------------------------------------------------------------
                                                           Growth Allocation Fund
                                          ----------------------------------------------------------
                                          '13 Shares     '13 Amount
                                          (unaudited)    (unaudited)    '12 Shares     '12 Amount
----------------------------------------------------------------------------------------------------
Class A
Shares sold                                    928,736   $ 10,363,914      2,003,752   $ 21,129,016
Reinvestment of distributions                  188,319      2,079,036        225,622      2,306,260
Less shares repurchased                     (1,372,641)   (15,292,441)    (2,384,121)   (25,028,435)
----------------------------------------------------------------------------------------------------
      Net decrease                            (255,586)  $ (2,849,491)      (154,747)  $ (1,593,159)
====================================================================================================
Class B
Shares sold                                     15,678   $    156,563         34,878   $    326,306
Reinvestment of distributions                   12,344        121,585         27,418        249,232
Less shares repurchased                       (512,639)    (5,057,280)    (1,072,262)    (9,989,741)
----------------------------------------------------------------------------------------------------
      Net decrease                            (484,617)  $ (4,779,132)    (1,009,966)  $ (9,414,203)
====================================================================================================
Class C
Shares sold                                    494,529   $  5,267,657        896,095   $  8,966,029
Reinvestment of distributions                   35,069        367,526         41,731        405,623
Less shares repurchased                       (447,616)    (4,737,310)    (1,086,051)   (10,818,416)
----------------------------------------------------------------------------------------------------
      Net increase (decrease)                   81,982   $    897,873       (148,225)  $ (1,446,764)
====================================================================================================
Class Y
Shares sold                                      9,849   $    111,006         76,808   $    798,873
Reinvestment of distributions                    1,848         20,772          2,764         28,777
Less shares repurchased                        (48,262)      (547,108)       (65,844)      (725,071)
----------------------------------------------------------------------------------------------------
      Net increase (decrease)                  (36,565)  $   (415,330)        13,728   $    102,579
====================================================================================================

----------------------------------------------------------------------------------------------------
                                                         Aggressive Allocation Fund
                                          ----------------------------------------------------------
                                          '13 Shares     '13 Amount
                                          (unaudited)    (unaudited)    '12 Shares     '12 Amount
----------------------------------------------------------------------------------------------------
Class A
Shares sold                                    472,617   $  5,226,404      1,265,738   $ 13,140,808
Reinvestment of distributions                   75,759        834,110        100,201      1,013,032
Less shares repurchased                       (943,334)   (10,434,148)    (1,931,678)   (20,155,382)
----------------------------------------------------------------------------------------------------
      Net decrease                            (394,958)  $ (4,373,634)      (565,739)  $ (6,001,542)
====================================================================================================
Class B
Shares sold                                      4,904   $     50,617         14,573   $    141,783
Reinvestment of distributions                       --             --          2,120         20,203
Less shares repurchased                       (225,358)    (2,337,199)      (507,652)    (4,947,628)
----------------------------------------------------------------------------------------------------
      Net decrease                            (220,454)  $ (2,286,582)      (490,959)  $ (4,785,642)
====================================================================================================
Class C
Shares sold                                    173,840   $  1,832,162        411,387   $  4,072,579
Reinvestment of distributions                    5,431         56,970          7,028         67,759
Less shares repurchased                       (248,080)    (2,619,815)      (497,759)    (4,886,040)
----------------------------------------------------------------------------------------------------
      Net decrease                             (68,809)  $   (730,683)       (79,344)  $   (745,702)
====================================================================================================
Class Y
Shares sold                                      3,893   $     43,216         32,610   $    334,559
Reinvestment of distributions                    1,182         13,037          1,196         12,132
Less shares repurchased                        (54,682)      (634,276)       (38,940)      (416,233)
----------------------------------------------------------------------------------------------------
      Net decrease                             (49,607)  $   (578,023)        (5,134)  $    (69,542)
====================================================================================================

The accompanying notes are an integral part of these financial statements.

54 Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/13

Financial Highlights

--------------------------------------------------------------------------------------------------------------------------------
                                                                                   Conservative Allocation Fund
                                                                 ---------------------------------------------------------------
                                                                 Six Months
                                                                 Ended        Year      Year      Year      Year       Year
                                                                 1/31/13      Ended     Ended     Ended     Ended      Ended
                                                                 (unaudited)  7/31/12   7/31/11   7/31/10   7/31/09    7/31/08
--------------------------------------------------------------------------------------------------------------------------------
Class A
Net asset value, beginning of period                             $ 10.73      $ 10.85   $ 10.19   $  9.40   $ 10.48    $ 11.28
--------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
   Net investment income (a)                                     $  0.18      $  0.28   $  0.26   $  0.25   $  0.39    $  0.33
   Net realized and unrealized gain (loss) on investments           0.47        (0.09)     0.65      0.86     (0.94)     (0.63)
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations               $  0.65      $  0.19   $  0.91   $  1.11   $ (0.55)   $ (0.30)
--------------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
   Net investment income                                         $ (0.23)     $ (0.31)  $ (0.25)  $ (0.32)  $ (0.31)   $ (0.35)
   Net realized gain                                                  --           --        --        --     (0.22)     (0.15)
--------------------------------------------------------------------------------------------------------------------------------
Total distributions to shareowners                               $ (0.23)     $ (0.31)  $ (0.25)  $ (0.32)  $ (0.53)   $ (0.50)
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                       $  0.42      $ (0.12)  $  0.66   $  0.79   $ (1.08)   $ (0.80)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                   $ 11.15      $ 10.73   $ 10.85   $ 10.19   $  9.40    $ 10.48
================================================================================================================================
Total return*                                                       6.15%**      1.85%     9.04%    11.88%    (4.44)%    (2.88)%
Ratio of net expenses to average net assets+ ++                     0.73%***     0.78%     0.78%     0.78%     0.78%      0.78%
Ratio of net investment income to average net assets+ ++            3.16%***     2.69%     2.47%     2.55%     4.43%      2.96%
Portfolio turnover rate                                                5%          20%       15%       13%       53%        29%
Net assets, end of period (in thousands)                         $42,272      $42,613   $42,882   $35,986   $25,992    $26,782
Ratios with no waivers of fees and assumption of
   expenses by the Adviser and no reduction for fees
   paid indirectly:
   Net expenses                                                     0.73%***     0.82%     0.80%     0.84%     1.09%      0.89%
   Net investment income                                            3.16%***     2.65%     2.45%     2.49%     4.12%      2.86%
Ratios with waiver of fees and assumption of expenses by
   the Adviser and reduction for fees paid indirectly:
   Net expenses                                                     0.73%***     0.78%     0.78%     0.78%     0.78%      0.78%
   Net investment income                                            3.16%***     2.69%     2.47%     2.55%     4.43%      2.97%
================================================================================================================================

(a) Calculated using average shares outstanding for the period.

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.

**    Not annualized.

+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.

++    Ratios with no reduction for fees paid indirectly.

***   Annualized.

The accompanying notes are an integral part of these financial statements.

       Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/13 55

--------------------------------------------------------------------------------------------------------------------------------
                                                                                    Conservative Allocation Fund
                                                                 ---------------------------------------------------------------
                                                                 Six Months
                                                                 Ended        Year      Year      Year      Year       Year
                                                                 1/31/13      Ended     Ended     Ended     Ended      Ended
                                                                 (unaudited)  7/31/12   7/31/11   7/31/10   7/31/09    7/31/08
--------------------------------------------------------------------------------------------------------------------------------
Class B
Net asset value, beginning of period                             $ 10.51      $ 10.61   $  9.99   $  9.24   $ 10.31    $ 11.10
--------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
   Net investment income (a)                                     $  0.12      $  0.19   $  0.17   $  0.16   $  0.31    $  0.22
   Net realized and unrealized gain (loss) on investments           0.47        (0.09)     0.64      0.83     (0.93)     (0.61)
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations               $  0.59      $  0.10   $  0.81   $  0.99   $ (0.62)   $ (0.39)
--------------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
   Net investment income                                         $ (0.13)     $ (0.20)  $ (0.19)  $ (0.24)  $ (0.23)   $ (0.25)
   Net realized gain                                                  --           --        --        --     (0.22)     (0.15)
--------------------------------------------------------------------------------------------------------------------------------
Total distributions to shareowners                               $ (0.13)     $ (0.20)  $ (0.19)  $ (0.24)  $ (0.45)   $ (0.40)
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                       $  0.46      $ (0.10)  $  0.62   $  0.75   $ (1.07)   $ (0.79)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                   $ 10.97      $ 10.51   $ 10.61   $  9.99   $  9.24    $ 10.31
================================================================================================================================
Total return*                                                       5.60%**      1.04%     8.15%    10.80%    (5.31)%    (3.72)%
Ratio of net expenses to average net assets+ ++                     1.57%***     1.68%     1.64%     1.68%     1.68%      1.69%
Ratio of net investment income to average net assets+ ++            2.24%***     1.82%     1.62%     1.67%     3.58%      2.05%
Portfolio turnover rate                                                5%          20%       15%       13%       53%        29%
Net assets, end of period (in thousands)                         $ 4,153      $ 4,429   $ 5,285   $ 6,214   $ 5,957    $ 6,370
Ratios with no waivers of fees and assumption of
   expenses by the Adviser and no reduction for
   fees paid indirectly:
   Net expenses                                                     1.57%***     1.71%     1.64%     1.70%     1.90%      1.73%
   Net investment income                                            2.24%***     1.79%     1.62%     1.64%     3.36%      2.01%
Ratios with waiver of fees and assumption of expenses
   by the Adviser and reduction for fees paid indirectly:
   Net expenses                                                     1.57%***     1.68%     1.64%     1.68%     1.68%      1.68%
   Net investment income                                            2.24%***     1.82%     1.62%     1.67%     3.58%      2.05%
================================================================================================================================


(a)   Calculated using average shares outstanding for the period.

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.

**    Not annualized.

+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.

++    Ratios with no reduction for fees paid indirectly.

***   Annualized.

The accompanying notes are an integral part of these financial statements.

56 Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/13

---------------------------------------------------------------------------------------------------------------------------------
                                                                                    Conservative Allocation Fund
                                                                  ---------------------------------------------------------------
                                                                  Six Months
                                                                  Ended        Year      Year      Year      Year       Year
                                                                  1/31/13      Ended     Ended     Ended     Ended      Ended
                                                                  (unaudited)  7/31/12   7/31/11   7/31/10   7/31/09    7/31/08
---------------------------------------------------------------------------------------------------------------------------------
Class C
Net asset value, beginning of period                              $ 10.44      $ 10.56   $  9.96   $  9.21   $ 10.30    $ 11.09
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
   Net investment income (a)                                      $  0.13      $  0.20   $  0.18   $  0.17   $  0.31    $  0.23
   Net realized and unrealized gain (loss) on investments            0.45        (0.09)     0.63      0.83     (0.95)     (0.61)
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations                $  0.58      $  0.11   $  0.81   $  1.00   $ (0.64)   $ (0.38)
---------------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
   Net investment income                                          $ (0.16)     $ (0.23)  $ (0.21)  $ (0.25)  $ (0.23)   $ (0.26)
   Net realized gain                                                   --           --        --        --     (0.22)     (0.15)
---------------------------------------------------------------------------------------------------------------------------------
Total distributions to shareowners                                $ (0.16)     $ (0.23)  $ (0.21)  $ (0.25)  $ (0.45)   $ (0.41)
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                        $  0.42      $ (0.12)  $  0.60   $  0.75   $ (1.09)   $ (0.79)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                    $ 10.86      $ 10.44   $ 10.56   $  9.96   $  9.21    $ 10.30
=================================================================================================================================
Total return*                                                        5.59%**      1.16%     8.18%    10.91%    (5.53)%    (3.63)%
Ratio of net expenses to average net assets+ ++                      1.46%***     1.56%     1.55%     1.59%     1.68%      1.63%
Ratio of net investment income to average net assets+ ++             2.42%***     1.91%     1.71%     1.73%     3.54%      2.10%
Portfolio turnover rate                                                 5%          20%       15%       13%       53%        29%
Net assets, end of period (in thousands)                          $18,689      $16,257   $15,068   $14,063   $11,184    $11,132
Ratios with no waivers of fees and assumption of expenses by the
   Adviser and no reduction for fees paid indirectly:
   Net expenses                                                      1.46%***     1.56%     1.55%     1.59%     1.80%      1.63%
   Net investment income                                             2.42%***     1.91%     1.71%     1.73%     3.43%      2.10%
Ratios with waiver of fees and assumption of expenses
   by the Adviser and reduction for fees paid indirectly:
   Net expenses                                                      1.46%***     1.56%     1.55%     1.59%     1.68%      1.63%
   Net investment income                                             2.42%***     1.91%     1.71%     1.73%     3.54%      2.11%
=================================================================================================================================

(a)   Calculated using average shares outstanding for the period.

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.

**    Not annualized.

+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.

++    Ratios with no reduction for fees paid indirectly.

***   Annualized.

The accompanying notes are an integral part of these financial statements.

       Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/13 57

------------------------------------------------------------------------------------------------------------------------------
                                                                                 Conservative Allocation Fund
                                                               ---------------------------------------------------------------
                                                               Six Months
                                                               Ended        Year      Year      Year      Year       Year
                                                               1/31/13      Ended     Ended     Ended     Ended      Ended
                                                               (unaudited)  7/31/12   7/31/11   7/31/10   7/31/09    7/31/08
------------------------------------------------------------------------------------------------------------------------------
Class Y
Net asset value, beginning of period                           $ 10.21      $ 10.41   $  9.79   $  9.02   $ 10.50    $ 11.30
------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
   Net investment income (loss) (a)                            $  0.20      $  0.13   $  0.24   $  0.28   $ (0.18)   $  0.28
   Net realized and unrealized gain (loss) on investments         0.41        (0.10)     0.65      0.78     (0.97)     (0.65)
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations             $  0.61      $  0.03   $  0.89   $  1.06   $ (1.15)   $ (0.37)
------------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
   Net investment income                                       $ (0.16)     $ (0.23)  $ (0.27)  $ (0.29)  $ (0.11)   $ (0.28)
   Net realized gain                                                --           --        --        --     (0.22)     (0.15)
------------------------------------------------------------------------------------------------------------------------------
Total distributions to shareowners                             $ (0.16)     $ (0.23)  $ (0.27)  $ (0.29)  $ (0.33)   $ (0.43)
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                     $  0.45      $ (0.20)  $  0.62   $  0.77   $ (1.48)   $ (0.80)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                 $ 10.66      $ 10.21   $ 10.41   $  9.79   $  9.02    $ 10.50
==============================================================================================================================
Total return*                                                     6.02%**      0.34%     9.18%    11.89%   (10.66)%    (3.42)%
Ratio of net expenses to average net assets+ ++                   0.71%***     2.26%     0.82%     0.63%     7.26%      1.25%
Ratio of net investment income to average net assets+ ++          3.77%***     1.28%     2.36%     2.94%    (2.03)%     2.50%
Portfolio turnover rate                                              5%          20%       15%       13%       53%        29%
Net assets, end of period (in thousands)                       $   115      $    65   $    72   $   119   $     9    $    10
Ratios with no waivers of fees and assumption of expenses
   by the Adviser and no reduction for fees paid indirectly:
   Net expenses                                                   0.71%***     2.26%     0.82%     0.63%     7.26%      1.25%
   Net investment income (loss)                                   3.77%***     1.28%     2.36%     2.94%    (2.03)%    (2.50)%
Ratios with waiver of fees and assumption of expenses by
   the Adviser and reduction for fees paid indirectly:
   Net expenses                                                   0.71%***     2.26%     0.82%     0.63%     7.26%      1.23%
   Net investment income (loss)                                   3.77%***     1.28%     2.36%     2.94%    (2.03)%     2.52%
==============================================================================================================================

(a)   Calculated using average shares outstanding for the period.

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.

**    Not annualized.

+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.

++    Ratios with no reduction for fees paid indirectly.

***   Annualized.

The accompanying notes are an integral part of these financial statements.

       Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/13 58

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                      Moderate Allocation Fund
                                                                   ----------------------------------------------------------------
                                                                   Six Months
                                                                   Ended        Year      Year      Year      Year       Year
                                                                   1/31/13      Ended     Ended     Ended     Ended      Ended
                                                                   (unaudited)  7/31/12   7/31/11   7/31/10   7/31/09    7/31/08
-----------------------------------------------------------------------------------------------------------------------------------
Class A
Net asset value, beginning of period                               $  10.46     $  10.74  $   9.68  $   8.79  $  10.89   $  12.50
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
   Net investment income (a)                                       $   0.15     $   0.18  $   0.17  $   0.16  $   0.27   $   0.24
   Net realized and unrealized gain (loss) on investments              0.73        (0.22)     1.07      1.00     (1.63)     (1.10)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations                 $   0.88     $  (0.04) $   1.24  $   1.16  $  (1.36)  $  (0.86)
-----------------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
   Net investment income                                           $  (0.22)    $  (0.24) $  (0.18) $  (0.27) $  (0.13)  $  (0.31)
   Net realized gain                                                     --           --        --        --     (0.61)     (0.44)
-----------------------------------------------------------------------------------------------------------------------------------
Total distributions to shareowners                                 $  (0.22)    $  (0.24) $  (0.18) $  (0.27) $  (0.74)  $  (0.75)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                         $   0.66     $  (0.28) $   1.06  $   0.89  $  (2.10)  $  (1.61)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                     $  11.12     $  10.46  $  10.74  $   9.68  $   8.79   $  10.89
===================================================================================================================================
Total return*                                                          8.46%**     (0.27)%   12.91%    13.26%   (11.20)%    (7.47)%
Ratio of net expenses to average net assets+ ++                        0.65%***     0.72%     0.71%     0.73%     0.74%      0.65%
Ratio of net investment income to average net assets+ ++               2.72%***     1.75%     1.59%     1.70%     3.20%      2.03%
Portfolio turnover rate                                                   5%           9%       14%       10%       44%        21%
Net assets, end of period (in thousands)                           $122,447     $118,833  $132,166  $125,354  $120,786   $147,004
Ratios with no waivers of fees and assumption of expenses by the
   Adviser and no reduction for fees paid indirectly:
   Net expenses                                                        0.65%***     0.72%     0.71%     0.73%     0.76%      0.65%
   Net investment income                                               2.72%***     1.75%     1.59%     1.70%     3.18%      2.03%
Ratios with waiver of fees and assumption of expenses by the Adviser and reduction for fees paid indirectly:
   Net expenses                                                        0.65%***     0.72%     0.71%     0.73%     0.74%      0.65%
   Net investment income                                               2.72%***     1.75%     1.59%     1.70%     3.20%      2.03%
===================================================================================================================================

(a)   Calculated using average shares outstanding for the period.

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.

**    Not annualized.

+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.

++    Ratios with no reduction for fees paid indirectly.

***   Annualized.

The accompanying notes are an integral part of these financial statements.

       Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/13 59

---------------------------------------------------------------------------------------------------------------------------------
                                                                                            Moderate Allocation Fund
                                                                     ------------------------------------------------------------
                                                                     Six Months
                                                                     Ended        Year    Year       Year     Year      Year
                                                                     1/31/13      Ended   Ended      Ended    Ended     Ended
                                                                     (unaudited)  7/31/12 7/31/11    7/31/10  7/31/09   7/31/08
---------------------------------------------------------------------------------------------------------------------------------
Class B
Net asset value, beginning of period                                 $ 10.04      $ 10.26   $  9.25  $  8.41  $ 10.39   $ 11.97
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
   Net investment income (a)                                         $  0.09      $  0.11   $  0.08  $  0.08  $  0.19   $  0.13
   Net realized and unrealized gain (loss) on investments               0.71        (0.22)     1.02     0.96    (1.53)    (1.06)
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations                   $  0.80      $ (0.11)  $  1.10  $  1.04  $ (1.34)  $ (0.93)
---------------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
   Net investment income                                             $ (0.06)     $ (0.11)  $ (0.09) $ (0.20) $ (0.03)  $ (0.21)
   Net realized gain                                                      --           --        --       --    (0.61)    (0.44)
---------------------------------------------------------------------------------------------------------------------------------
Total distributions to shareowners                                   $ (0.06)     $ (0.11)  $ (0.09) $ (0.20) $ (0.64)  $ (0.65)
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                           $  0.74      $ (0.22)  $  1.01  $  0.84  $ (1.98)  $ (1.58)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                       $ 10.78      $ 10.04   $ 10.26  $  9.25  $  8.41   $ 10.39
=================================================================================================================================
Total return*                                                           8.00%**     (0.99)%   11.89%   12.39%  (11.81)%   (8.32)%
Ratio of net expenses to average net assets+ ++                         1.52%***     1.52%     1.52%    1.52%    1.52%     1.52%
Ratio of net investment income to average net assets+ ++                1.63%***     1.11%     0.83%    0.92%    2.44%     1.16%
Portfolio turnover rate                                                    5%           9%       14%      10%      44%       21%
Net assets, end of period (in thousands)                             $12,990      $16,072   $26,166  $33,115  $35,197   $50,515
Ratios with no waivers of fees and assumption of expenses by the
   Adviser and no reduction for fees paid indirectly:
   Net expenses                                                         1.54%***     1.60%     1.53%    1.56%    1.63%     1.52%
   Net investment income                                                1.61%***     1.03%     0.82%    0.88%    2.33%     1.16%
Ratios with waiver of fees and assumption of expenses by the Adviser and reduction for fees paid indirectly:
   Net expenses                                                         1.52%***     1.52%     1.52%    1.52%    1.52%     1.51%
   Net investment income                                                1.63%***     1.11%     0.83%    0.92%    2.44%     1.17%
=================================================================================================================================

(a)   Calculated using average shares outstanding for the period.

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.

**    Not annualized.

+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.

++    Ratios with no reduction for fees paid indirectly.

***   Annualized.

The accompanying notes are an integral part of these financial statements.

60 Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/13

---------------------------------------------------------------------------------------------------------------------------------
                                                                                          Moderate Allocation Fund
                                                                   --------------------------------------------------------------
                                                                   Six Months
                                                                   Ended        Year      Year      Year      Year      Year
                                                                   1/31/13      Ended     Ended     Ended     Ended     Ended
                                                                   (unaudited)  7/31/12   7/31/11   7/31/10   7/31/09   7/31/08
---------------------------------------------------------------------------------------------------------------------------------
Class C
Net asset value, beginning of period                               $  9.77      $ 10.07   $  9.10   $  8.29   $ 10.30   $ 11.88
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
   Net investment income (a)                                       $  0.11      $  0.10   $  0.09   $  0.09   $  0.19   $  0.14
   Net realized and unrealized gain (loss) on investments             0.67        (0.22)     1.01      0.94     (1.53)    (1.05)
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations                 $  0.78      $ (0.12)  $  1.10   $  1.03   $ (1.34)  $ (0.91)
---------------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
   Net investment income                                           $ (0.16)     $ (0.18)  $ (0.13)  $ (0.22)  $ (0.06)  $ (0.23)
   Net realized gain                                                    --           --        --        --     (0.61)    (0.44)
---------------------------------------------------------------------------------------------------------------------------------
Total distributions to shareowners                                 $ (0.16)     $ (0.18)  $ (0.13)  $ (0.22)  $ (0.67)  $ (0.67)
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                         $  0.62      $ (0.30)  $  0.97   $  0.81   $ (2.01)  $ (1.58)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                     $ 10.39      $  9.77   $ 10.07   $  9.10   $  8.29   $ 10.30
=================================================================================================================================
Total return*                                                         8.05%**     (1.08)%   12.12%    12.43%   (11.85)%   (8.19)%
Ratio of net expenses to average net assets+ ++                       1.34%***     1.41%     1.40%     1.44%     1.52%     1.39%
Ratio of net investment income to average net assets+ ++              2.09%***     1.06%     0.89%     0.98%     2.44%     1.28%
Portfolio turnover rate                                                  5%           9%       14%       10%       44%       21%
Net assets, end of period (in thousands)                           $57,865      $53,594   $52,059   $43,725   $37,513   $45,594
Ratios with no waivers of fees and assumption of expenses by the
   Adviser and no reduction for fees paid indirectly:
   Net expenses                                                       1.34%***     1.41%     1.40%     1.44%     1.52%     1.39%
   Net investment income                                              2.09%***     1.06%     0.89%     0.98%     2.44%     1.28%
Ratios with waiver of fees and assumption of expenses by the Adviser and reduction for fees paid indirectly:
   Net expenses                                                       1.34%***     1.41%     1.40%     1.44%     1.52%     1.39%
   Net investment income                                              2.09%***     1.06%     0.89%     0.98%     2.44%     1.28%
=================================================================================================================================

(a)   Calculated using average shares outstanding for the period.

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.

**    Not annualized.

+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.

++    Ratios with no reduction for fees paid indirectly.

***   Annualized.

The accompanying notes are an integral part of these financial statements.

       Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/13 61

--------------------------------------------------------------------------------------------------------------------------------
                                                                                       Moderate Allocation Fund
                                                              ------------------------------------------------------------------
                                                              Six Months
                                                              Ended        Year         Year      Year      Year       Year
                                                              1/31/13      Ended        Ended     Ended     Ended      Ended
                                                              (unaudited)  7/31/12      7/31/11   7/31/10   7/31/09    7/31/08
--------------------------------------------------------------------------------------------------------------------------------
Class Y
Net asset value, beginning of period                          $ 10.58      $ 10.88      $  9.80   $  8.89   $ 10.94    $ 12.55
--------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
   Net investment income (a)                                  $  0.17      $  0.22      $  0.21   $  0.20   $  0.29    $  0.29
   Net realized and unrealized gain (loss) on investments        0.73        (0.23)        1.09      1.02     (1.55)     (1.11)
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations            $  0.90      $ (0.01)     $  1.30   $  1.22   $ (1.26)   $ (0.82)
--------------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
   Net investment income                                      $ (0.25)     $ (0.29)     $ (0.22)  $ (0.31)  $ (0.18)   $ (0.35)
   Net realized gain                                               --           --           --        --     (0.61)     (0.44)
--------------------------------------------------------------------------------------------------------------------------------
Total distributions to shareowners                            $ (0.25)     $ (0.29)     $ (0.22)  $ (0.31)  $ (0.79)   $ (0.79)
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                    $  0.65      $ (0.30)     $  1.08   $  0.91   $ (2.05)   $ (1.61)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                $ 11.23      $ 10.58      $ 10.88   $  9.80   $  8.89    $ 10.94
================================================================================================================================
Total return*                                                    8.59%**      0.00%(b)    13.37%    13.75%   (10.09)%    (7.10)%
Ratio of net expenses to average net assets+ ++                  0.30%***     0.38%        0.32%     0.33%     0.33%      0.27%
Ratio of net investment income to average net assets+ ++         3.02%***     2.14%        2.00%     2.10%     3.59%      2.40%
Portfolio turnover rate                                             5%           9%          14%       10%       44%        21%
Net assets, end of period (in thousands)                      $ 4,874      $ 5,208      $ 8,069   $ 8,120   $ 8,015    $17,905
Ratios with no waivers of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
   Net expenses                                                  0.30%***     0.38%        0.32%     0.33%     0.33%      0.27%
   Net investment income                                         3.02%***     2.14%        2.00%     2.10%     3.59%      2.40%
Ratios with waiver of fees and assumption of expenses by
   the Adviser and reduction for fees paid indirectly:
   Net expenses                                                  0.30%***     0.38%        0.32%     0.33%     0.33%      0.27%
   Net investment income                                         3.02%***     2.14%        2.00%     2.10%     3.59%      2.40%
================================================================================================================================

(a)   Calculated using average shares outstanding for the period.

(b)   Amount rounds to less than 0.01%.

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.

**    Not annualized.

+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.

++    Ratios with no reduction for fees paid indirectly.

***   Annualized.

The accompanying notes are an integral part of these financial statements.

62 Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/13

---------------------------------------------------------------------------------------------------------------------------------
                                                                                   Growth Allocation Fund
                                                           ----------------------------------------------------------------------
                                                           Six Months
                                                           Ended         Year        Year       Year       Year        Year
                                                           1/31/13       Ended       Ended      Ended      Ended       Ended
                                                           (unaudited)   7/31/12     7/31/11    7/31/10    7/31/09     7/31/08
---------------------------------------------------------------------------------------------------------------------------------
Class A
Net asset value, beginning of period                       $  10.75      $  11.09    $   9.77   $   8.74   $  11.50    $  13.47
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
   Net investment income (a)                               $   0.14      $   0.14    $   0.12   $   0.11   $   0.19    $   0.16
   Net realized and unrealized gain (loss) on investments      0.86         (0.29)       1.33       1.10      (2.14)      (1.41)
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations         $   1.00      $  (0.15)   $   1.45   $   1.21   $  (1.95)   $  (1.25)
---------------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
   Net investment income                                   $  (0.17)     $  (0.19)   $  (0.13)  $  (0.18)  $  (0.04)   $  (0.25)
   Net realized gain                                             --            --          --         --      (0.77)      (0.47)
---------------------------------------------------------------------------------------------------------------------------------
Total distributions to shareowners                         $  (0.17)     $  (0.19)   $  (0.13)  $  (0.18)  $  (0.81)   $  (0.72)
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                 $   0.83      $  (0.34)   $   1.32   $   1.03   $  (2.76)   $  (1.97)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                             $  11.58      $  10.75    $  11.09   $   9.77   $   8.74    $  11.50
=================================================================================================================================
Total return*                                                  9.40%**      (1.31)%     14.85%     13.90%    (15.49)%     (9.88)%
Ratio of net expenses to average net assets+ ++                0.67%***      0.76%       0.76%      0.79%      0.79%       0.78%
Ratio of net investment income to average net assets+ ++       2.49%***      1.29%       1.11%      1.12%      2.24%       1.24%
Portfolio turnover rate                                           4%            7%         12%        11%        49%         20%
Net assets, end of period (in thousands)                   $142,479      $134,988    $140,979   $125,433   $111,447    $139,670
Ratios with no waivers of fees and assumption of
   expenses by the Adviser and no reduction for
   fees paid indirectly:
   Net expenses                                                0.67%***      0.76%       0.76%      0.80%      0.89%       0.78%
   Net investment income                                       2.49%***      1.29%       1.11%      1.11%      2.14%       1.24%
Ratios with waiver of fees and assumption of
   expenses by the Adviser and reduction for fees
   paid indirectly:
   Net expenses                                                0.67%***      0.76%       0.76%      0.79%      0.79%       0.77%
   Net investment income                                       2.49%***      1.29%       1.11%      1.12%      2.24%       1.25%
================================================================================================================================

(a)   Calculated using average shares outstanding for the period.

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.

**    Not annualized.

+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.

+     Ratios with no reduction for fees paid indirectly.

***   Annualized.

The accompanying notes are an integral part of these financial statements.

       Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/13 63

----------------------------------------------------------------------------------------------------------------------------
                                                                                   Growth Allocation Fund
                                                           -----------------------------------------------------------------
                                                           Six Months
                                                           Ended        Year       Year      Year      Year        Year
                                                           1/31/13      Ended      Ended     Ended     Ended       Ended
                                                           (unaudited)  7/31/12    7/31/11   7/31/10   7/31/09     7/31/08
----------------------------------------------------------------------------------------------------------------------------
Class B
Net asset value, beginning of period                       $  9.52      $  9.80    $  8.64   $  7.75   $  10.33    $ 12.17
----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
   Net investment income (a)                               $  0.07      $  0.06    $  0.03   $  0.03   $   0.11    $  0.05
   Net realized and unrealized gain (loss) on investments     0.79        (0.26)      1.17      0.98      (1.92)     (1.28)
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations         $  0.86      $ (0.20)   $  1.20   $  1.01   $  (1.81)   $ (1.23)
----------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
   Net investment income                                   $ (0.06)     $ (0.08)   $ (0.04)  $ (0.12)  $     --    $ (0.14)
   Net realized gain                                            --           --         --        --      (0.77)     (0.47)
----------------------------------------------------------------------------------------------------------------------------
Total distributions to shareowners                         $ (0.06)     $ (0.08)   $ (0.04)  $ (0.12)  $  (0.77)   $ (0.61)
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                 $  0.80      $ (0.28)   $  1.16   $  0.89   $  (2.58)   $ (1.84)
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                             $ 10.32      $  9.52    $  9.80   $  8.64   $   7.75    $ 10.33
============================================================================================================================
Total return*                                                 9.02%**     (2.01)%    13.90%    13.03%    (16.05)%   (10.66)%
Ratio of net expenses to average net assets+ ++               1.56%***     1.57%      1.57%     1.57%      1.57%      1.58%
Ratio of net investment income to average net assets+ ++      1.41%***     0.59%      0.35%     0.36%      1.47%      0.44%
Portfolio turnover rate                                          4%           7%        12%       11%        49%        20%
Net assets, end of period (in thousands)                   $22,018      $24,941    $35,567   $39,902   $ 43,390    $61,704
Ratios with no waivers of fees and assumption of
   expenses by the Adviser and no reduction for
   fees paid indirectly:
   Net expenses                                               1.56%***     1.66%      1.61%     1.66%      1.77%      1.64%
   Net investment income                                      1.41%***     0.50%      0.31%     0.27%      1.27%      0.38%
Ratios with waiver of fees and assumption of expenses
   by the Adviser and reduction for fees paid indirectly:
   Net expenses                                               1.56%***     1.57%      1.57%     1.57%      1.57%      1.57%
   Net investment income                                      1.41%***     0.59%      0.35%     0.36%      1.47%      0.45%
============================================================================================================================

(a)   Calculated using average shares outstanding for the period.

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.

**    Not annualized.

+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.

++    Ratios with no reduction for fees paid indirectly.

***   Annualized.

The accompanying notes are an integral part of these financial statements.

64 Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/13

----------------------------------------------------------------------------------------------------------------------------
                                                                                  Growth Allocation Fund
                                                           -----------------------------------------------------------------
                                                           Six Months
                                                           Ended        Year       Year      Year      Year        Year
                                                           1/31/13      Ended      Ended     Ended     Ended       Ended
                                                           (unaudited)  7/31/12    7/31/11   7/31/10   7/31/09     7/31/08
----------------------------------------------------------------------------------------------------------------------------
Class C
Net asset value, beginning of period                       $ 10.18      $ 10.50    $  9.26   $  8.30   $  10.99    $ 12.90
----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
   Net investment income (a)                               $  0.10      $  0.06    $  0.04   $  0.04   $   0.11    $  0.07
   Net realized and unrealized gain (loss) on investments     0.81        (0.27)      1.26      1.04      (2.03)     (1.34)
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations         $  0.91      $ (0.22)   $  1.30   $  1.08   $  (1.92)   $ (1.27)
----------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
   Net investment income                                   $ (0.10)     $ (0.11)   $ (0.06)  $ (0.12)  $     --    $ (0.17)
   Net realized gain                                            --           --         --        --      (0.77)     (0.47)
----------------------------------------------------------------------------------------------------------------------------
Total distributions to shareowners                         $ (0.10)     $ (0.11)   $ (0.06)  $ (0.12)  $  (0.77)   $ (0.64)
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                 $  0.81      $ (0.32)   $  1.24   $  0.96   $  (2.69)   $ (1.91)
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                             $ 10.99      $ 10.18    $ 10.50   $  9.26   $   8.30    $ 10.99
============================================================================================================================
Total return*                                                 9.04%**     (1.91)%    14.10%    13.08%    (16.08)%   (10.43)%
Ratio of net expenses to average net assets+ ++               1.37%***     1.46%      1.46%     1.51%      1.57%      1.48%
Ratio of net investment income to average net assets+ ++      1.80%***     0.59%      0.40%     0.40%      1.44%      0.54%
Portfolio turnover rate                                          4%           7%        12%       11%        49%        20%
Net assets, end of period (in thousands)                   $50,097      $45,570    $48,586   $43,087   $ 36,602    $47,898
Ratios with no waivers of fees and assumption
   of expenses by the Adviser and no reduction
   for fees paid indirectly:
   Net expenses                                               1.37%***     1.46%      1.46%     1.51%      1.60%      1.48%
   Net investment income                                      1.80%***     0.59%      0.40%     0.40%      1.40%      0.54%
Ratios with waiver of fees and assumption of expenses by
   the Adviser and reduction for fees paid indirectly:
   Net expenses                                               1.37%***     1.46%      1.46%     1.51%      1.57%      1.47%
   Net investment income                                      1.80%***     0.59%      0.40%     0.40%      1.44%      0.54%
============================================================================================================================

(a)   Calculated using average shares outstanding for the period.

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.

**    Not annualized.

+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.

++    Ratios with no reduction for fees paid indirectly.

***   Annualized.

The accompanying notes are an integral part of these financial statements.

       Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/13 65

----------------------------------------------------------------------------------------------------------------------------
                                                                                  Growth Allocation Fund
                                                            ----------------------------------------------------------------
                                                            Six Months
                                                            Ended        Year       Year      Year      Year       Year
                                                            1/31/13      Ended      Ended     Ended     Ended      Ended
                                                            (unaudited)  7/31/12    7/31/11   7/31/10   7/31/09    7/31/08
----------------------------------------------------------------------------------------------------------------------------
Class Y
Net asset value, beginning of period                        $ 10.95      $ 11.45    $ 10.07   $  9.00   $ 11.64    $ 13.55
----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
   Net investment income (a)                                $  0.14      $  0.17    $  0.17   $  0.15   $  0.20    $  0.22
   Net realized and unrealized gain (loss) on investments      0.91        (0.44)      1.37      1.14     (1.97)     (1.36)
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations          $  1.05      $ (0.27)   $  1.54   $  1.29   $ (1.77)   $ (1.14)
----------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
   Net investment income                                    $ (0.20)     $ (0.23)   $ (0.16)  $ (0.22)  $ (0.10)   $ (0.30)
   Net realized gain                                             --           --         --        --     (0.77)     (0.47)
----------------------------------------------------------------------------------------------------------------------------
Total distributions to shareowners                          $ (0.20)     $ (0.23)   $ (0.16)  $ (0.22)  $ (0.87)   $ (0.77)
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                  $  0.85      $ (0.50)   $  1.38   $  1.07   $ (2.64)   $ (1.91)
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                              $ 11.80      $ 10.95    $ 11.45   $ 10.07   $  9.00    $ 11.64
============================================================================================================================
Total return*                                                  9.64%**     (2.28)%    15.39%    14.33%   (13.68)%    (9.05)%
Ratio of net expenses to average net assets+ ++                0.39%***     0.50%      0.36%     0.39%     0.39%      0.34%
Ratio of net investment income to average net assets+ ++       2.45%***     1.60%      1.58%     1.54%     2.44%      1.67%
Portfolio turnover rate                                           4%           7%        12%       11%       49%        20%
Net assets, end of period (in thousands)                    $ 1,736      $ 2,012    $ 1,947   $ 2,508   $ 1,614    $ 2,683
Ratios with no waivers of fees and assumption of
   expenses by the Adviser and no reduction for fees
   paid indirectly:
   Net expenses                                                0.39%***     0.50%      0.36%     0.39%     0.39%      0.34%
   Net investment income                                       2.45%***     1.60%      1.58%     1.54%     2.44%      1.67%
Ratios with waiver of fees and assumption of expenses
   by the Adviser and reduction for fees paid indirectly:
   Net expenses                                                0.39%***     0.50%      0.36%     0.39%     0.39%      0.34%
   Net investment income                                       2.45%***     1.60%      1.58%     1.54%     2.44%      1.67%
============================================================================================================================

(a)   Calculated using average shares outstanding for the period.

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.

**    Not annualized.

+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.

++     Ratios with no reduction for fees paid indirectly.

***   Annualized.

The accompanying notes are an integral part of these financial statements.

66 Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/13

----------------------------------------------------------------------------------------------------------------------------------
                                                                                   Aggressive Allocation Fund
                                                              --------------------------------------------------------------------
                                                              Six Months
                                                              Ended        Year       Year       Year      Year        Year
                                                              1/31/13      Ended      Ended      Ended     Ended       Ended
                                                              (unaudited)  7/31/12    7/31/11    7/31/10   7/31/09     7/31/08
----------------------------------------------------------------------------------------------------------------------------------
Class A
Net asset value, beginning of period                          $ 10.60      $ 11.07    $   9.56   $  8.45   $  11.85    $  14.20
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
   Net investment income (a)                                  $  0.12      $  0.08    $   0.06   $  0.04   $   0.09    $   0.07
   Net realized and unrealized gain (loss) on investments        1.02        (0.42)       1.51      1.16      (2.54)      (1.69)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations            $  1.14      $ (0.34)   $   1.57   $  1.20   $  (2.45)   $  (1.62)
----------------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
   Net investment income                                      $ (0.11)     $ (0.13)   $  (0.06)  $ (0.09)  $     --    $  (0.23)
   Net realized gain                                               --           --    $     --        --      (0.95)      (0.50)
----------------------------------------------------------------------------------------------------------------------------------
Total distributions to shareowners                            $ (0.11)     $ (0.13)   $  (0.06)  $ (0.09)  $  (0.95)   $  (0.73)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                    $  1.03      $ (0.47)   $   1.51   $  1.11   $  (3.40)   $  (2.35)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                $ 11.63      $ 10.60    $  11.07   $  9.56   $   8.45    $  11.85
==================================================================================================================================
Total return*                                                   10.85%**     (3.06)%     16.42%    14.16%    (19.05)%    (12.03)%
Ratio of net expenses to average net assets+ ++                  0.76%***     0.85%       0.85%     0.85%      0.85%       0.84%
Ratio of net investment income to average net assets+ ++         2.15%***     0.76%       0.52%     0.44%      1.07%       0.54%
Portfolio turnover rate                                             3%           7%         11%       12%        55%         13%
Net assets, end of period (in thousands)                      $86,367      $82,940    $ 92,878   $85,488   $ 79,480    $102,941
Ratios with no waivers of fees and assumption of expenses
   by the Adviser and no reduction for fees paid indirectly:
   Net expenses                                                  0.76%***     0.87%       0.85%     0.88%      1.01%       0.84%
   Net investment income                                         2.15%***     0.74%       0.52%     0.41%      0.91%       0.54%
Ratios with waiver of fees and assumption of expenses by
   the Adviser and reduction for fees paid indirectly:
   Net expenses                                                  0.76%***     0.85%       0.85%     0.85%      0.85%       0.83%
   Net investment income                                         2.15%***     0.76%       0.52%     0.44%      1.07%       0.55%
==================================================================================================================================

(a)   Calculated using average shares outstanding for the period.

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.

**    Not annualized.

+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.

++    Ratios with no reduction for fees paid indirectly.

***   Annualized.

The accompanying notes are an integral part of these financial statements.

       Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/13 67

----------------------------------------------------------------------------------------------------------------------------------
                                                                                 Aggressive Allocation Fund
                                                           -----------------------------------------------------------------------
                                                           Six Months
                                                           Ended         Year       Year        Year       Year        Year
                                                           1/31/13       Ended      Ended       Ended      Ended       Ended
                                                           (unaudited)   7/31/12    7/31/11     7/31/10    7/31/09     7/31/08
----------------------------------------------------------------------------------------------------------------------------------
Class B
Net asset value, beginning of period                       $   9.95      $ 10.35    $   8.96    $  7.93    $  11.29    $ 13.55
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
   Net investment income (loss)(a)                         $   0.06      $  0.01    $  (0.02)   $ (0.03)   $   0.02    $ (0.03)
   Net realized and unrealized gain (loss) on investments      0.97        (0.40)       1.41       1.08       (2.43)     (1.61)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations         $   1.03      $ (0.39)   $   1.39    $  1.05    $  (2.41)   $ (1.64)
----------------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
   Net investment income                                   $     --      $ (0.01)   $     --    $ (0.02)   $     --    $ (0.12)
   Net realized gain                                             --           --          --         --       (0.95)     (0.50)
----------------------------------------------------------------------------------------------------------------------------------
Total distributions to shareowners                         $     --      $ (0.01)   $     --    $ (0.02)   $  (0.95)   $ (0.62)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                 $   1.03      $ (0.40)   $   1.39    $  1.03    $  (3.36)   $ (2.26)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                             $  10.98      $  9.95    $  10.35    $  8.96    $   7.93    $ 11.29
==================================================================================================================================
Total return*                                                 10.35%**     (3.72)%     15.51%     13.22%     (19.69)%   (12.72)%
Ratio of net expenses to average net assets+ ++                1.64%***     1.64%       1.64%      1.64%       1.64%      1.65%
Ratio of net investment income to average net assets+ ++       1.11%***     0.05%      (0.21)%    (0.33)%      0.28%     (0.28)%
Portfolio turnover rate                                           3%           7%         11%        12%         55%        13%
Net assets, end of period (in thousands)                   $ 10,899      $12,074    $ 17,642    $19,256    $ 20,884    $30,405
Ratios with no waivers of fees and assumption of expenses
   by the Adviser and no reduction for fees
   paid indirectly:
   Net expenses                                                1.64%***     1.77%       1.71%      1.76%       1.89%      1.71%
   Net investment income (loss)                                1.11%***    (0.08)%     (0.28)%    (0.45)%      0.04%     (0.34)%
Ratios with waiver of fees and assumption of expenses by
   the Adviser and reduction for fees paid indirectly:
   Net expenses                                                1.64%***     1.64%       1.64%      1.64%       1.64%      1.64%
   Net investment income (loss)                                1.11%***     0.05%      (0.21)%    (0.33)%      0.28%     (0.27)%
==================================================================================================================================

(a)   Calculated using average shares outstanding for the period.

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.

**    Not annualized.

+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.

++    Ratios with no reduction for fees paid indirectly.

***   Annualized.

The accompanying notes are an integral part of these financial statements.

68 Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/13

----------------------------------------------------------------------------------------------------------------------------------
                                                                                  Aggressive Allocation Fund
----------------------------------------------------------------------------------------------------------------------------------
                                                           Six Months
                                                           Ended        Year        Year        Year       Year        Year
                                                           1/31/13      Ended       Ended       Ended      Ended       Ended
                                                           (unaudited)  7/31/12     7/31/11     7/31/10    7/31/09     7/31/08
----------------------------------------------------------------------------------------------------------------------------------
Class C
Net asset value, beginning of period                       $ 10.07      $ 10.50     $   9.08    $  8.04    $  11.43    $ 13.73
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
   Net investment income (loss)(a)                         $  0.08         0.00(b)  $  (0.01)   $ (0.03)   $   0.02    $ (0.02)
   Net realized and unrealized gain (loss) on investments     0.96        (0.38)        1.43       1.10       (2.46)     (1.62)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations         $  1.04      $ (0.38)    $   1.42    $  1.07    $  (2.44)   $ (1.64)
----------------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
   Net investment income                                   $ (0.04)     $ (0.05)    $     --    $ (0.03)   $     --    $ (0.16)
   Net realized gain                                            --           --           --         --       (0.95)     (0.50)
----------------------------------------------------------------------------------------------------------------------------------
Total distributions to shareowners                         $ (0.04)     $ (0.05)    $     --    $ (0.03)   $  (0.95)   $ (0.66)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                 $  1.00      $ (0.43)    $   1.42    $  1.04    $  (3.39)   $ (2.30)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                             $ 11.07      $ 10.07     $  10.50    $  9.08    $   8.04    $ 11.43
==================================================================================================================================
Total return*                                                10.39%**     (3.61)%      15.64%     13.25%     (19.71)%   (12.61)%
Ratio of net expenses to average net assets+ ++               1.46%***     1.56%        1.55%      1.58%       1.64%      1.53%
Ratio of net investment income to average net assets+ ++      1.50%***     0.01%       (0.14)%    (0.31)%      0.27%     (0.16)%
Portfolio turnover rate                                          3%           7%          11%        12%         55%        13%
Net assets, end of period (in thousands)                   $18,277      $17,317     $ 18,899    $18,161    $ 17,171    $22,930
Ratios with no waivers of fees and assumption of expenses
   by the Adviser and no reduction for fees paid
   indirectly:
   Net expenses                                               1.46%***     1.56%        1.55%      1.58%       1.70%      1.53%
   Net investment income (loss)                               1.50%***     0.01%       (0.14)%    (0.31)%      0.21%     (0.16)%
Ratios with waiver of fees and assumption of expenses by
   the Adviser and reduction for fees paid indirectly:
   Net expenses                                               1.46%***     1.56%        1.55%      1.58%       1.64%      1.52%
   Net investment income (loss)                               1.50%***     0.01%       (0.14)%    (0.31)%      0.27%     (0.15)%
==================================================================================================================================

(a)   Calculated using average shares outstanding for the period.

(b)   Amount rounds to less than 0.1%.

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.

**    Not annualized.

+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.

++    Ratios with no reduction for fees paid indirectly.

***   Annualized.

The accompanying notes are an integral part of these financial statements.

       Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/13 69

----------------------------------------------------------------------------------------------------------------------------
                                                                                Aggressive Allocation Fund
                                                           -----------------------------------------------------------------
                                                           Six Months
                                                           Ended        Year       Year      Year      Year        Year
                                                           1/31/13      Ended      Ended     Ended     Ended       Ended
                                                           (unaudited)  7/31/12    7/31/11   7/31/10   7/31/09     7/31/08
----------------------------------------------------------------------------------------------------------------------------
Class Y
Net asset value, beginning of period                       $ 10.65      $ 11.24    $  9.67   $  8.55   $  12.02    $ 14.26
----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
   Net investment income (a)                               $  0.14      $  0.12    $  0.11   $  0.08   $   0.13    $  0.15
   Net realized and unrealized gain (loss) on investments     0.88        (0.55)      1.56      1.16      (2.65)     (1.60)
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations         $  1.02      $ (0.43)   $  1.67   $  1.24   $  (2.52)   $ (1.45)
----------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
   Net investment income                                   $ (0.15)     $ (0.16)   $ (0.10)  $ (0.12)  $     --    $ (0.29)
   Net realized gain                                            --           --         --        --      (0.95)     (0.50)
----------------------------------------------------------------------------------------------------------------------------
Total distributions to shareowners                         $ (0.15)     $ (0.16)   $ (0.10)  $ (0.12)  $  (0.95)   $ (0.79)
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                 $  0.15      $ (0.59)   $  1.57   $  1.12   $  (3.47)   $ (2.24)
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                             $ 11.66      $ 10.65    $ 11.24   $  9.67   $   8.55    $ 12.02
============================================================================================================================
Total return*                                                10.97%**     (3.76)%    17.32%    14.49%    (19.35)%   (10.83)%
Ratio of net expenses to average net assets+ ++               0.45%***     0.55%      0.46%     0.42%      0.43%      0.35%
Ratio of net investment income to average net assets+ ++      2.59%***     1.11%      0.99%     0.88%      1.58%      1.06%
Portfolio turnover rate                                          3%           7%        11%       12%        55%        13%
Net assets, end of period (in thousands)                   $   723      $ 1,189    $ 1,311   $ 1,868   $  1,627    $ 3,105
Ratios with no waivers of fees and assumption of expenses
   by the Adviser and no reduction for fees paid
   indirectly:
   Net expenses                                               0.45%***     0.55%      0.46%     0.42%      0.43%      0.35%
   Net investment income                                      2.59%***     1.11%      0.99%     0.88%      1.58%      1.06%
Ratios with waiver of fees and assumption of expenses by
   the Adviser and reduction for fees paid indirectly:
   Net expenses                                               0.45%***     0.55%      0.46%     0.42%      0.43%      0.35%
   Net investment income                                      2.59%***     1.11%      0.99%     0.88%      1.58%      1.06%
============================================================================================================================

(a)   Calculated using average shares outstanding for the period.

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.

**    Not annualized.

+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.

++    Ratios with no reduction for fees paid indirectly.

***   Annualized.

The accompanying notes are an integral part of these financial statements.

70 Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/13

Notes to Financial Statements | 1/31/13 (unaudited)

1. Organization and Significant Accounting Policies

Pioneer Ibbotson Asset Allocation Series (the Trust) is organized as a Delaware statutory trust and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Trust consists of four separate funds, each issuing four classes of shares (collectively, the Funds, individually, the Fund) as follows:

Pioneer Ibbotson Conservative Allocation Fund (Conservative Fund)
Pioneer Ibbotson Moderate Allocation Fund (Moderate Fund)
Pioneer Ibbotson Growth Allocation Fund (Growth Fund)
Pioneer Ibbotson Aggressive Allocation Fund (Aggressive Fund)

The investment objective of the Conservative Fund, the Moderate Fund and the Growth Fund is to seek long-term capital growth and current income. The investment objective of the Aggressive Fund is to seek long-term capital growth.

Each Fund is a "fund of funds," which means that it seeks to achieve its investment objective by investing exclusively in other Pioneer funds ("underlying funds") managed by Pioneer Investment Management, Inc. (PIM) rather than by direct investment in securities. In the future, the Funds also may invest in regulated investment companies that are not managed by PIM. The Funds indirectly pay a portion of the expenses incurred by the underlying funds. Consequently, an investment in the Funds entails more direct and indirect expenses than direct investment in the underlying funds.

Effective as of the close of business on December 31, 2009, the Fund's Class B shares are no longer offered to new or existing shareholders, except that dividends and/or capital gain distributions may continue to be reinvested in Class B shares, and shareholders may exchange their Class B shares for Class B shares of other Pioneer funds, as permitted by existing exchange privileges. Each class of shares represents an interest in the same portfolio of investments of each Fund and has identical rights (based on relative net asset values) to assets and liquidation proceeds. Share classes can bear different rates of class-specific fees and expenses such as transfer agent and distribution fees. Differences in class specific fees and expenses will result in differences in net investment income and, therefore, the payment of different dividends from net investment income earned by each class. The Amended and Restated Declaration of Trust of each Fund gives the Board the flexibility to specify either per-share voting or dollar-weighted voting when submitting matters for shareholder approval. Under per-share voting, each share of a class of a Fund is entitled to one vote. Under dollar-weighted voting, a shareholder's voting

       Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/13 71 power is determined not by the number of shares owned, but by the dollar value of the shares on the record date. Each share class has exclusive voting rights with respect to matters affecting only that class, including with respect to the distribution plan for that class. There is no distribution plan for Class Y shares. Class B shares convert to Class A shares approximately eight years after the date of purchase.

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Funds to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

The following is a summary of significant accounting policies followed by the Trust in preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:

A.    Security Valuation

      Security transactions are recorded as of the trade date. The net asset value is computed once daily, on each day the New York Stock Exchange
      (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset value, holdings of mutual fund shares are valued at the net asset value of each fund held. Dividend income and realized capital gain distributions from investment company shares held are recorded on the ex-dividend date. Temporary cash investments are valued at amortized cost which approximates market value.

      Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

      To obtain information on the investment policies of an underlying affiliated fund, please refer to that fund's individual prospectus.

B.    Federal Income Taxes

      It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no provision for federal income taxes is required. As of January 31, 2013, the Funds did not have any interest and penalties related to uncertain tax positions, which, if applicable, would be recorded as an income tax expense in the Statement of Operations. Tax years for the prior three fiscal years are subject to examination by Federal and State tax authorities.

72 Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/13

      The amount and character of income and capital gain distributions to shareowners are determined in accordance with federal income tax rules, which may differ from U.S. generally accepted accounting principles. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes. Capital accounts within the financial statements are adjusted for permanent book/tax differences to reflect tax character, but are not adjusted for temporary differences.

      The tax character of current year distributions paid will be determined at the end of the current taxable year. The tax character of distributions paid during the year ended July 31, 2012 was as follows:

      --------------------------------------------------------------------------------
                                          Ordinary           Long-Term
      Fund                                Income             Capital Gains  Total
      --------------------------------------------------------------------------------
      Conservative Fund                   $1,629,458         $   --         $1,629,458
      Moderate Fund                        4,066,485         $   --          4,066,485
      Growth Fund                          3,135,805         $   --          3,135,805
      Aggressive Fund                      1,149,532         $   --          1,149,532

      The following table shows the components of distributable earnings on a federal income tax basis at July 31, 2012:

      -----------------------------------------------------------------------------------------
                                                                    Other         Net
                         Undistributed                              Book/Tax      Unrealized
                         Ordinary       Capital Loss    Late Year   Temporary     Appreciation
      Fund               Income         Carryforward    Losses      Differences   Depreciation
      -----------------------------------------------------------------------------------------
      Conservative Fund  $ 945,174      $ (4,237,238)   $ (67,815)  $  (975,367)  $5,803,800
      Moderate Fund      3,415,089       (38,836,633)    (253,376)   (2,977,636)  24,271,913
      Growth Fund        2,715,458       (50,280,043)    (177,058)   (1,740,312)  28,665,370
      Aggressive Fund      934,352       (35,819,049)     (63,908)   (1,694,766)  18,488,717

      The differences between book-basis and tax-basis net unrealized gains are attributable to the tax deferral of losses on wash sales.

C.    Fund Shares

      The Funds record sales and repurchases of Fund shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Funds and a wholly owned indirect subsidiary of UniCredit S.p.A. (UniCredit), earned the following in underwriting commissions on the sale of Class A shares during the six months ended January 31, 2013:

      --------------------------------------------------------------------------
      Fund                                                               Amount
      --------------------------------------------------------------------------
      Conservative Fund                                                  $12,080
      Moderate Fund                                                      $22,447
      Growth Fund                                                        $26,404
      Aggressive Fund                                                    $16,101

       Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/13 73

D.    Class Allocations

      Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on its respective percentage of adjusted net assets at the beginning of the day. Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B and Class C shares of each Fund, respectively (see Note 4). Class Y shares do not pay distribution fees. All expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services are allocated among the class of shares based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3).

      Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by each of the Funds with respect to each class of shares are calculated in the same manner and at the same time, except that net investment income dividends to Class A, Class B, Class C and Class Y shares of each Fund can reflect different transfer agent and distribution expense rates.

E.    Risks

      Some of the underlying funds can invest in high yield securities or small/emerging growth companies. Investments in these types of securities generally are subject to greater volatility than either higher-grade securities or more-established companies in more developed markets, respectively. The Funds' prospectus contains unaudited information regarding the Fund's principal risks. Please refer to that document when considering the Funds' principal risks.

2. Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredit, manages the Funds' portfolios. Management fees are calculated daily at the following annual rates for each Fund:

On assets up to $2.5 billion   0.13% on investments in underlying funds managed by
                               Pioneer (and cash); and 0.17% on other investments

On the next $1.5 billion       0.11% on investments in underlying funds managed by
                               Pioneer (and cash); and 0.14% on other investments

On the next $1.5 billion       0.10% on investments in underlying funds managed by
                               Pioneer (and cash); and 0.12% on other investments

On the next $1.5 billion       0.08% on investments in underlying funds managed by
                               Pioneer (and cash); and 0.10% on other investments

Over $7 billion                0.08% on investments in underlying funds managed by
                               Pioneer (and cash); and 0.09% on other investments

74 Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/13

Each Fund may pay management fees equal to 0.17% of average daily net assets attributable to investments in underlying funds that are not managed by Pioneer. For the six months ended January 31, 2013, the effective management fee for each Fund was equivalent to 0.13% of the Fund's average daily net assets. Fees waived and expenses reimbursed during the period ended January 31, 2013 are reflected in the Statement of Operations.

PIM has entered into a sub-advisory agreement with Ibbotson Associates, Inc. PIM, not the Funds, pays a portion of the fee it receives from each Fund to Ibbotson Associates as compensation for its services to the Funds.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Funds as administrative reimbursements. Included in "Due to affiliates" reflected on the Statements of Assets and Liabilities are the following amounts payable to PIM at January 31, 2013:

--------------------------------------------------------------------------------
Fund                                                                     Amount
--------------------------------------------------------------------------------
Conservative Fund                                                        $ 2,420
Moderate Fund                                                            $23,310
Growth Fund                                                              $25,910
Aggressive Fund                                                          $10,127

PIM has contractually agreed to limit ordinary operating expenses to the extent required to reduce fund expenses, other than underlying fund fees and expenses, as follows. These expense limitations are in effect through December 1, 2014. There can be no assurance that PIM will extend the expense limitation agreement for a class of shares beyond the date referred to above:

--------------------------------------------------------------------------------
Fund                                    Class A         Class B        Class C
--------------------------------------------------------------------------------
Conservative Fund                        0.78%           1.68%          1.68%
Moderate Fund                            0.74%           1.52%          1.52%
Growth Fund                              0.79%           1.57%          1.57%
Aggressive Fund                          0.85%           1.64%          1.64%

3.  Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredit, provides substantially all transfer agent and shareowner services to the Funds at negotiated rates. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities are the following amounts of transfer agent fees payable to PIMSS at January 31, 2013:

--------------------------------------------------------------------------------
Fund                                                                     Amount
--------------------------------------------------------------------------------
Conservative Fund                                                        $12,611
Moderate Fund                                                            $32,936
Growth Fund                                                              $36,342
Aggressive Fund                                                          $28,211


       Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/13 75

4. Distribution Plan

The Funds have adopted a Distribution Plan pursuant to Rule 12b-1 of the Investment Company Act of 1940 with respect to Class A, Class B and Class C shares. Pursuant to the Plan, each Fund pays PFD 0.25% of the Fund's average daily net assets attributable to Class A shares as compensation for personal services and/or account maintenance services or distribution services with respect to Class A shares. Pursuant to the Plan, each Fund also pays PFD 1.00% of the average daily net assets attributable to Class B and Class C shares. The fee for Class B and C consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Included in "Due to affiliates" reflected on the Statements of Assets and Liabilities are the following amounts in distribution fees payable to PFD at January 31, 2013.

--------------------------------------------------------------------------------
Fund                                                                     Amount
--------------------------------------------------------------------------------
Conservative Fund                                                        $31,826
Moderate Fund                                                            $93,928
Growth Fund                                                              $98,546
Aggressive Fund                                                          $47,063

In addition, redemptions of each class of shares (except Class Y shares) may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 12 months of purchase. Class B shares that are redeemed within five years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00% based on the lower of cost or market value of shares being redeemed. Shares purchased as part of an exchange remain subject to any CDSC that applied to the original purchase of those shares. There is no CDSC for Class Y shares. Proceeds from the CDSCs are paid to PFD.

For the six months ended January 31, 2013, the following CDSCs were paid to PFD:

--------------------------------------------------------------------------------
Fund                                                                      Amount
--------------------------------------------------------------------------------
Conservative Fund                                                         $2,141
Moderate Fund                                                             $4,463
Growth Fund                                                               $6,715
Aggressive Fund                                                           $3,048

76 Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/13

5. Transactions in Underlying Funds -- Affiliated Issuers

An affiliated issuer may be considered one in which each Fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, each Fund assumes the following to be affiliated issuers:

Pioneer Ibbotson Conservative Allocation Fund

--------------------------------------------------------------------------------------------
                                           Beginning    Acquisitions  Dispositions Ending
Underlying Funds (Affiliated) (Class Y)    Shares       Shares        Shares       Shares
--------------------------------------------------------------------------------------------
Pioneer Absolute Return Credit Fund          260,971     17,218        (4,285)       273,904
Pioneer Bond Fund                          1,232,963    258,306       (42,511)     1,448,758
Pioneer Disciplined Growth Fund              127,353      2,910       (47,102)        83,161
Pioneer Disciplined Value Fund               171,527      8,760       (28,001)       152,286
Pioneer Emerging Markets Fund                 25,329      1,166          (858)        25,637
Pioneer Equity Income Fund                    29,515      1,008        (6,725)        23,798
Pioneer Floating Rate Fund                    91,392      7,173          (645)        97,920
Pioneer Fund                                  51,083     13,933        (4,545)        60,471
Pioneer Fundamental Growth Fund               98,410      6,481        (3,576)       101,315
Pioneer Fundamental Value Fund                69,949      4,705        (2,115)        72,539
Pioneer Global Aggregate Bond Fund           111,467      8,227          (856)       118,838
Pioneer Global Equity Fund                   249,168     20,468        (5,415)       264,221
Pioneer Global High Yield Fund               389,879     22,102        (7,161)       404,820
Pioneer Growth Opportunities Fund             21,501      1,730          (606)        22,625
Pioneer High Yield Fund                      248,164     16,125        (2,679)       261,610
Pioneer International Value Fund             205,544     43,370        (4,071)       244,843
Pioneer Mid Cap Value Fund                    58,110      2,671        (1,250)        59,531
Pioneer Multi-Asset Ultrashort Income Fund    62,498      5,435          (428)        67,505
Pioneer Real Estate Shares                    18,643      8,873           (83)        27,433
Pioneer Research Fund                        122,519      5,924        (5,000)       123,443
Pioneer Select Mid Cap Growth Fund            32,519      2,644          (308)        34,855
Pioneer Short Term Income Fund             1,331,421     86,927      (113,362)     1,304,986
Pioneer Strategic Income Fund                443,966     44,369        (5,686)       482,649

       Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/13 77

----------------------------------------------------------------------------------------------
                                         Realized    Capital Gain  Dividend     Ending
Underlying Funds (Affiliated) (Class Y)  Gain (Loss) Distributions Income       Value
----------------------------------------------------------------------------------------------
Pioneer Absolute Return Credit Fund      $     293   $         --  $    83,690  $    2,747,261
Pioneer Bond Fund                           30,098             --      276,028      14,241,295
Pioneer Disciplined Growth Fund             93,032         36,015        8,051         876,516
Pioneer Disciplined Value Fund              22,960         17,698       20,480       1,408,643
Pioneer Emerging Markets Fund               (3,138)         2,712        6,668         685,801
Pioneer Equity Income Fund                  23,806             --       14,297         706,318
Pioneer Floating Rate Fund                       4             --       17,140         684,460
Pioneer Fund                                14,918        443,236        9,588       2,071,730
Pioneer Fundamental Growth Fund                647         10,411       53,741       1,407,263
Pioneer Fundamental Value Fund               2,557             --       16,484       1,414,517
Pioneer Global Aggregate Bond Fund              50         10,897       22,781       1,365,444
Pioneer Global Equity Fund                   4,516             --       55,232       2,832,445
Pioneer Global High Yield Fund                 965             --      151,690       4,141,311
Pioneer Growth Opportunities Fund            2,777             --           --         720,395
Pioneer High Yield Fund                      1,556             --       79,117       2,775,680
Pioneer International Value Fund            (1,067)            --       98,734       4,909,096
Pioneer Mid Cap Value Fund                     (75)            --       15,804       1,421,608
Pioneer Multi-Asset Ultrashort Income Fund      11             --        5,825         681,796
Pioneer Real Estate Shares                     798             --        8,275         701,181
Pioneer Research Fund                       14,147             --       11,625       1,413,426
Pioneer Select Mid Cap Growth Fund             609         19,640           --         708,956
Pioneer Short Term Income Fund              (4,197)            --      204,964      12,684,464
Pioneer Strategic Income Fund                  636             --      131,941       5,478,067
                                         ---------   ------------  -----------  --------------
                                         $ 205,903   $    540,609  $ 1,292,155  $   66,077,673
                                         =========   ============  ===========  ==============

78 Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/13

Pioneer Ibbotson Moderate Allocation Fund

----------------------------------------------------------------------------------------------------
                                             Beginning   Acquisitions   Dispositions  Ending
Underlying Funds (Affiliated) (Class Y)      Shares      Shares         Shares        Shares
---------------------------------------------------------------------------------------------------
Pioneer Absolute Return Credit Fund            520,922         32,891             --        553,813
Pioneer Bond Fund                            2,354,173         60,580       (126,338)     2,288,415
Pioneer Disciplined Growth Fund                739,321             --       (291,203)       448,118
Pioneer Disciplined Value Fund                 885,956             --       (141,069)       744,887
Pioneer Emerging Markets Fund                  293,382          3,026           (738)       295,670
Pioneer Equity Income Fund                     174,594             --        (22,930)       151,664
Pioneer Fund                                   243,002             --        (52,888)       190,114
Pioneer Fundamental Growth Fund                585,548             --        (92,268)       493,280
Pioneer Fundamental Value Fund                 400,536             --        (55,265)       345,271
Pioneer Global Aggregate Bond Fund             266,852         35,998             --        302,850
Pioneer Global Equity Fund                   1,479,826         69,552             --      1,549,378
Pioneer Global High Yield Fund                 779,217         95,378             --        874,595
Pioneer Growth Opportunities Fund              206,619             --         (6,594)       200,025
Pioneer High Yield Fund                        419,072         16,214        (23,800)       411,486
Pioneer International Value Fund               914,157        149,324             --      1,063,481
Pioneer Mid Cap Value Fund                     517,071         41,082             --        558,153
Pioneer Multi-Asset Ultrashort Income Fund     141,624         25,660             --        167,284
Pioneer Oak Ridge Small Cap Growth Fund        202,273             --         (6,075)       196,198
Pioneer Real Estate Shares                     126,821         35,193             --        162,014
Pioneer Research Fund                          398,069             --        (26,864)       371,205
Pioneer Select Mid Cap Growth Fund             211,321             --         (8,282)       203,039
Pioneer Short Term Income Fund               2,419,243            882        (91,607)     2,328,518
Pioneer Strategic Income Fund                  405,682         55,807             --        461,489

---------------------------------------------------------------------------------------------------
                                             Realized     Capital Gain  Dividend     Ending
Underlying Funds (Affiliated) (Class Y)      Gain (Loss)  Distributions Income       Value
---------------------------------------------------------------------------------------------------
Pioneer Absolute Return Credit Fund          $        --  $        --   $   168,167  $    5,554,744
Pioneer Bond Fund                                 95,308      176,212       487,396      22,495,121
Pioneer Disciplined Growth Fund                  480,027       92,962        40,375       4,723,161
Pioneer Disciplined Value Fund                    (2,533)      30,800       104,318       6,890,202
Pioneer Emerging Markets Fund                     (3,515)          --        76,258       7,909,170
Pioneer Equity Income Fund                         7,367           --       104,633       4,501,376
Pioneer Fund                                     193,677    1,821,286        64,688       6,513,293
Pioneer Fundamental Growth Fund                  445,474       54,019        48,579       6,851,664
Pioneer Fundamental Value Fund                   110,004           --       267,893       6,732,775
Pioneer Global Aggregate Bond Fund                    --       26,542        55,857       3,479,748
Pioneer Global Equity Fund                            --           --       318,119      16,609,328
Pioneer Global High Yield Fund                        --           --       310,596       8,947,109
Pioneer Growth Opportunities Fund                 36,604           --            --       6,368,782
Pioneer High Yield Fund                            2,233           --       130,843       4,365,868
Pioneer International Value Fund                      --           --       410,482      21,322,802
Pioneer Mid Cap Value Fund                            --           --       143,504      13,328,685
Pioneer Multi-Asset Ultrashort Income Fund            --           --        13,581       1,689,569
Pioneer Oak Ridge Small Cap Growth Fund          (10,093)     177,513            --       6,229,273
Pioneer Real Estate Shares                            --           --        44,376       4,141,083
Pioneer Research Fund                             45,172           --        35,573       4,250,297
Pioneer Select Mid Cap Growth Fund                20,543      116,801            --       4,129,822
Pioneer Short Term Income Fund                    (1,413)          --       360,114      22,633,191
Pioneer Strategic Income Fund                         --           --       120,878       5,237,895
                                             -----------  -----------   -----------  --------------
                                             $ 1,418,855  $ 2,496,135   $ 3,306,230  $  194,904,958
                                             ===========  ===========   ===========  ==============

       Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/13 79

Pioneer Ibbotson Growth Allocation Fund

-----------------------------------------------------------------------------------------------
                                           Beginning    Acquisitions   Dispositions  Ending
Underlying Funds (Affiliated) (Class Y)    Shares       Shares         Shares        Shares
-----------------------------------------------------------------------------------------------
Pioneer Bond Fund                          2,062,995         122,246         (4,345)  2,180,896
Pioneer Disciplined Growth Fund              967,261              --       (332,506)    634,755
Pioneer Disciplined Value Fund             1,171,488              --       (130,161)  1,041,327
Pioneer Emerging Markets Fund                442,066          17,476             --     459,542
Pioneer Equity Income Fund                   283,723              --        (34,982)    248,741
Pioneer Fund                                 252,530              --        (33,264)    219,266
Pioneer Fundamental Growth Fund              869,642              --       (223,901)    645,741
Pioneer Fundamental Value Fund               468,235              --        (75,432)    392,803
Pioneer Global Aggregate Bond Fund           307,375          26,110             --     333,485
Pioneer Global Equity Fund                 1,752,987         133,830             --   1,886,817
Pioneer Global High Yield Fund               444,668              --        (13,967)    430,701
Pioneer Growth Opportunities Fund            288,455              45         (4,011)    284,489
Pioneer High Yield Fund                      177,204          11,479             --     188,683
Pioneer Independence Fund                        660              --           (126)        534
Pioneer International Value Fund           1,323,293         117,809             --   1,441,102
Pioneer Mid Cap Value Fund                   649,261           1,260         (4,023)    646,498
Pioneer Oak Ridge Large Cap Growth Fund          597              --             --         597
Pioneer Oak Ridge Small Cap Growth Fund      213,778              79         (3,262)    210,595
Pioneer Real Estate Shares                   232,851          48,327             --     281,178
Pioneer Research Fund                        646,578              --        (41,269)    605,309
Pioneer Select Mid Cap Growth Fund           290,204          14,367             --     304,571
Pioneer Short Term Income Fund             1,768,363          12,494        (21,082)  1,759,775
Pioneer Strategic Income Fund                409,289         143,921             --     553,210
Pioneer Value Fund                               641              --             --         641

-----------------------------------------------------------------------------------------------
                                         Realized     Capital Gain   Dividend      Ending
Underlying Funds (Affiliated) (Class Y)  Gain (Loss)  Distributions  Income        Value
-----------------------------------------------------------------------------------------------
Pioneer Bond Fund                        $    3,063   $         --   $    447,607  $ 21,438,206
Pioneer Disciplined Growth Fund             349,423        246,898         56,797     6,690,320
Pioneer Disciplined Value Fund              (26,088)       128,708        145,001     9,632,274
Pioneer Emerging Markets Fund                    --         46,496        116,897    12,292,736
Pioneer Equity Income Fund                  (44,725)            --        171,897     7,382,622
Pioneer Fund                                (65,284)     2,139,931         73,205     7,512,038
Pioneer Fundamental Growth Fund           1,081,520         74,840         65,735     8,969,340
Pioneer Fundamental Value Fund              142,366             --        306,777     7,659,666
Pioneer Global Aggregate Bond Fund               --         29,948         62,946     3,831,742
Pioneer Global Equity Fund                       --             --        381,792    20,226,681
Pioneer Global High Yield Fund               34,239             --        167,701     4,406,067
Pioneer Growth Opportunities Fund            13,438             --             --     9,058,133
Pioneer High Yield Fund                          --             --         55,936     2,001,924
Pioneer Independence Fund                       882             --             --         7,047
Pioneer International Value Fund                 --             --        567,159    28,894,103
Pioneer Mid Cap Value Fund                  (17,540)            --        171,831    15,438,383
Pioneer Oak Ridge Large Cap
    Growth Fund                                  --             --             --         8,458
Pioneer Oak Ridge Small Cap
    Growth Fund                              (8,648)       189,679             --     6,686,402
Pioneer Real Estate Shares                       --             --         79,024     7,186,905
Pioneer Research Fund                        64,125             --         58,079     6,930,792
Pioneer Select Mid Cap Growth Fund               --        170,253             --     6,194,967
Pioneer Short Term Income Fund                 (193)            --        266,567    17,105,012
Pioneer Strategic Income Fund                    --             --        126,985     6,278,933
Pioneer Value Fund                               --             --             84         8,137
                                         ----------   ------------   ------------  ------------
                                         $1,526,578   $  3,026,753   $  3,322,020  $215,840,888
                                         ==========   ============   ============  ============

80 Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/13

Pioneer Ibbotson Aggressive Allocation Fund

-----------------------------------------------------------------------------------------------
                                         Beginning     Acquisitions   Dispositions Ending
Underlying Funds (Affiliated) (Class Y)  Shares        Shares         Shares       Shares
-----------------------------------------------------------------------------------------------
Pioneer Bond Fund                             741,519           --       (30,151)       711,368
Pioneer Disciplined Growth Fund               477,390           --      (158,739)       318,651
Pioneer Disciplined Value Fund                641,397           --       (92,430)       548,967
Pioneer Emerging Markets Fund                 323,695       10,234            --        333,929
Pioneer Equity Income Fund                    160,219           --       (28,159)       132,060
Pioneer Fund                                  150,102           --       (32,363)       117,739
Pioneer Fundamental Growth Fund               464,276           --      (147,651)       316,625
Pioneer Fundamental Value Fund                253,376           --       (50,787)       202,589
Pioneer Global Equity Fund                  1,137,125       38,501            --      1,175,626
Pioneer Growth Opportunities Fund             171,235        8,832          (395)       179,672
Pioneer International Value Fund            1,026,973       44,633            --      1,071,606
Pioneer Mid Cap Value Fund                    536,100           --       (23,959)       512,141
Pioneer Oak Ridge Small Cap Growth Fund       157,040           --        (4,865)       152,175
Pioneer Real Estate Shares                    184,210       20,295            --        204,505
Pioneer Research Fund                         150,102           --       (32,363)       117,739
Pioneer Select Mid Cap Growth Fund            226,550        2,539            --        229,089
Pioneer Short Term Income Fund                225,815      104,959            --        330,774
Pioneer Strategic Income Fund                 217,619       35,301        (6,343)       246,577

-----------------------------------------------------------------------------------------------
                                         Realized      Capital Gain   Dividend     Ending
Underlying Funds (Affiliated) (Class Y)  Gain (Loss)   Distributions  Income       Value
-----------------------------------------------------------------------------------------------
Pioneer Bond Fund                        $    32,260   $         --   $   155,683  $  6,992,751
Pioneer Disciplined Growth Fund              390,688        124,909        28,882     3,358,585
Pioneer Disciplined Value Fund               (16,068)        68,627        77,152     5,077,941
Pioneer Emerging Markets Fund                     --         34,024        85,518     8,932,589
Pioneer Equity Income Fund                    31,782             --        93,578     3,919,531
Pioneer Fund                                     242      1,190,414        41,196     4,033,729
Pioneer Fundamental Growth Fund              720,659         37,586        32,940     4,397,923
Pioneer Fundamental Value Fund               104,533             --       159,838     3,950,477
Pioneer Global Equity Fund                        --             --       242,321    12,602,707
Pioneer Growth Opportunities Fund              2,304             --            --     5,720,768
Pioneer International Value Fund                  --             --       431,060    21,485,692
Pioneer Mid Cap Value Fund                   (93,122)            --       137,719    12,229,928
Pioneer Oak Ridge Small Cap Growth Fund      (10,667)       137,935            --     4,831,566
Pioneer Real Estate Shares                        --             --        60,956     5,227,137
Pioneer Research Fund                          3,056             --        28,968     3,516,952
Pioneer Select Mid Cap Growth Fund                --        130,190            --     4,659,665
Pioneer Short Term Income Fund                    --             --        39,012     3,215,126
Pioneer Strategic Income Fund                  1,278             --        63,194     2,798,654
                                         -----------   ------------   -----------  ------------
                                         $ 1,166,945   $  1,723,685   $ 1,678,017  $116,951,721
                                         ===========   ============   ===========  ============

       Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/13 81

Pioneer Ibbotson Conservative Allocation Fund
Approval of Investment Advisory and Sub-Advisory Agreements

Pioneer Investment Management, Inc. (PIM) serves as the investment adviser to Pioneer Ibbotson Conservative Allocation Fund (the Fund) pursuant to an investment advisory agreement between PIM and the Fund. PIM has retained Ibbotson Associates, Inc. (Ibbotson Associates) to serve as the sub-adviser to the Fund pursuant to a sub-advisory agreement between PIM and the sub-adviser. In order for PIM and Ibbotson Associates to remain the investment adviser and sub-adviser of the Fund, respectively, the Trustees of the Fund must determine annually whether to renew the investment advisory agreement and the sub-advisory agreement for the Fund.

The contract review process began in March 2012 as the Trustees of the Fund agreed on, among other things, an overall approach and timeline for the process. In July 2012, the Trustees approved the format of the contract review materials and submitted their formal request to PIM to furnish information necessary to evaluate the terms of the investment advisory agreement and the sub-advisory agreement. The contract review materials were provided to the Trustees in July 2012 and September 2012. After reviewing and discussing the materials, the Trustees submitted a request for additional information to PIM, and materials were provided in response to this request. Meetings of the Independent Trustees of the Fund were held in July, September, October, and November, 2012 to review and discuss the contract review materials. In addition, the Trustees took into account the information related to the Fund provided to the Trustees at each regularly scheduled meeting.

At a meeting held on November 13, 2012, based on their evaluation of the information provided by PIM, the sub-adviser and third parties, the Trustees of the Fund, including the Independent Trustees voting separately, unanimously approved the renewal of the investment advisory agreement and the sub-advisory agreement for another year. In considering the renewal of the investment advisory agreement and the sub-advisory agreement, the Trustees considered various factors that they determined were relevant, including the factors described below. The Trustees did not identify any single factor as the controlling factor in determining to approve the renewal of the agreements.

Nature, Extent and Quality of Services

The Trustees considered the nature, extent and quality of the services that had been provided by each of PIM and the sub-adviser to the Fund, taking into account the investment objective and strategy of the Fund. The Trustees also reviewed the terms of the investment advisory agreement and the sub-advisory agreement.

82 Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/13

With respect to PIM, the Trustees considered that PIM supervises and monitors the performance of the Fund's sub-adviser and the Fund's other service providers and provides the Fund with personnel (including Fund officers) and other resources that are necessary for the Fund's business management and operations. The Trustees considered the non-investment resources and personnel of PIM involved in PIM's services to the Fund, including PIM's compliance and legal resources and personnel. The Trustees also considered the substantial attention and high priority given by PIM's senior management to the Pioneer fund complex. In addition, the Trustees considered PIM's plans to increase resources in its investment management function and other enhancements to PIM's advisory capabilities. The Trustees also considered that, as administrator, PIM is responsible for the administration of the Fund's business and other affairs. The Trustees considered the fees paid to PIM for the provision of administration services.

With respect to the sub-adviser to the Fund, the Trustees considered the sub-adviser's investment approach for the Fund. They noted that the sub-adviser responsibilities are limited to developing the asset class model, selecting the underlying Pioneer funds in which the Fund invests, determining the allocations to those funds and making asset allocation changes when appropriate.

Based on these considerations, the Trustees concluded that the nature, extent and quality of services that had been provided by each of PIM and the sub-adviser to the Fund were satisfactory and consistent with the terms of the investment advisory agreement and the sub-advisory agreement, respectively.

Performance of the Fund

The Trustees considered the performance results of the Fund over various time periods. They reviewed information comparing the Fund's performance with the performance of its peer group of funds as classified by Morningstar, Inc. (Morningstar), an independent provider of investment company data, and with the performance of the Fund's benchmark index. The Trustees considered that the Fund's annualized total return was in the fourth quintile of its Morningstar category for the one, three and five year periods ended June 30, 2012. (In all quintile rankings referred to throughout this disclosure, first quintile is most favorable to the Fund's shareowners. Thus, highest relative performance would be first quintile and lowest relative expenses would also be first quintile.) The Trustees considered reasons for the underperformance of the Fund relative to its peer group and the steps recently taken in an effort to improve the performance of the Fund. The Trustees agreed that they would continue to closely monitor the Fund's performance.

       Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/13 83

Management Fee and Expenses

The Trustees considered information showing the fees and expenses of the Fund in comparison to the management fees and expense ratios of its peer group of funds as classified by Morningstar and also to the expense ratios of a peer group of funds selected on the basis of criteria determined by the Independent Trustees for this purpose using data provided by Strategic Insight Mutual Trust Research and Consulting, LLC (Strategic Insight), an independent third party. The Trustees also considered that PIM, not the Fund, paid the sub-adviser pursuant to the sub-advisory agreement. The Trustees evaluated the fee under the sub-advisory agreement and the portion of the fee under the investment advisory agreement retained by PIM, and the services provided by the respective parties under such agreements.

The Trustees considered that the Fund's management fee for the twelve months ended June 30, 2012 was in the third quintile relative to the management fees paid by other funds in its Morningstar peer group for the comparable period. The Trustees also considered the breakpoints in the management fee schedule and the reduced fee rates above certain asset levels. The Trustees considered that the Fund's expense ratio for the twelve months ended June 30, 2012 was in the fifth quintile relative both to its Morningstar category and Strategic Insight peer group for the comparable period. The Trustees noted that PIM was waiving fees and/or reimbursing expenses in order to limit the ordinary operating expenses of the Fund. They noted the Fund's relatively small asset size compared to most of the other funds in its peer group and considered that non-management fee operating expenses and transfer agency expenses generally are spread over a smaller asset base than the other funds in the peer group, which results in these fees being significantly higher as a percentage of assets. The Trustees also considered information showing significant expense reimbursements by the sponsors of the other funds in the peer group.

The Trustees reviewed management fees charged by PIM and PIM's affiliate, Pioneer Institutional Asset Management, Inc. (together with PIM, "Pioneer") to institutional and other clients, including publicly offered European funds sponsored by affiliates of Pioneer, unaffiliated U.S. registered investment companies (in a sub-advisory capacity), and unaffiliated foreign and domestic separate accounts. The Trustees also considered PIM's costs in providing services to the Fund and Pioneer's costs in providing services to the other clients and considered the differences in management fees and profit margins for Fund and non-Fund services. In evaluating the fees associated with Pioneer's client accounts, the Trustees took into account the respective demands, resources and complexity associated with the Fund and client accounts. The Trustees noted that in some instances the fee rates for those clients were lower than the management fee for the Fund and considered that,

84 Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/13 under the investment advisory agreement with the Fund, PIM performs different services for the Fund than it provides to those other clients or services that are broader in scope, including oversight of the Fund's sub-adviser and other service providers and activities related to compliance and the extensive regulatory and tax regimes to which the Fund is subject. The Trustees also noted that, with respect to the management of the Fund's investments, the services PIM provides to the Fund may be more limited than the services it provides to other accounts. The Trustees also considered the different entrepreneurial risks associated with PIM's management of the Fund and Pioneer's management of the other client accounts.

The Trustees also reviewed management fees charged by the sub-adviser to its other clients. The Trustees noted that the sub-advisory fees paid to the sub-adviser with respect to the Fund were within the range of the fee rates charged by the sub-adviser to its other clients. The Trustees concluded that the management fee payable by the Fund to PIM, as well as the fees payable by PIM to the sub-adviser of the Fund, were reasonable in relation to the nature and quality of the services provided by PIM and the sub-adviser.

Profitability

The Trustees considered information provided by PIM regarding the profitability of PIM with respect to the advisory services provided by PIM to the Fund, including the methodology used by PIM in allocating certain of its costs to the management of the Fund. The Trustees also considered PIM's profit margin in connection with the overall operation of the Fund. The Trustees further considered the sub-advisory fees received by the sub-adviser with respect to the Fund and the percentage that such fees represented of the sub-adviser's overall revenues (for the 12-month period ended December 31, 2011). They further reviewed the financial results realized by PIM and its affiliates from non-fund businesses. The Trustees considered PIM's profit margins with respect to the Fund in comparison to the limited industry data available and noted that the profitability of any adviser was affected by numerous factors, including its organizational structure and method for allocating expenses. The Trustees concluded that the profit margins with respect to the management of the Fund were not unreasonable.

Economies of Scale

The Trustees considered PIM's views relating to economies of scale in connection with the Pioneer Funds as fund assets grow and the extent to which any such economies of scale are shared with funds and fund shareholders. The Trustees noted the breakpoints in the management fee schedule. The Trustees recognize that economies of scale are difficult to

       Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/13 85 identify and quantify, rarely identifiable on a Fund-by-Fund basis, and that, among other factors that may be relevant, are the following: fee levels, expense subsidization, investment by PIM in research and analytical capabilities and PIM's commitment and resource allocation to the Funds. The Trustees noted that profitability also may be an indicator of the availability of any economies of scale, although profitability may vary for other reasons particularly, for example during the recent difficult periods for financial markets, as the level of services was maintained notwithstanding a significant decline in PIM's fee revenues from the Funds. Accordingly, the Trustees concluded that economies of scale, if any, were being appropriately shared with the Fund.

Other Benefits

The Trustees considered the other benefits to each of PIM and the sub-adviser from its relationship with the Fund. The Trustees considered the character and amount of fees paid by the Fund, other than under the investment advisory agreement, for services provided by PIM and its affiliates. The Trustees further considered the revenues and profitability of PIM's businesses other than the fund business. The Trustees considered the intangible benefits to each of PIM and the sub-adviser by virtue of its relationship with the Fund and the other Pioneer funds. The Trustees concluded that the receipt of these benefits was reasonable in the context of the overall relationship between each of PIM and the sub-adviser and the Fund.

Conclusion

After consideration of the factors described above as well as other factors, the Trustees, including all of the Independent Trustees, concluded that each of the investment advisory agreement between PIM and the Fund and the sub-advisory agreement between PIM and the sub-adviser, including, in each case, the fees payable thereunder, was fair and reasonable and voted to approve the proposed renewal of each of the investment advisory agreement and the sub-advisory agreement for the Fund.

86 Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/13

Pioneer Ibbotson Moderate Allocation Fund
Approval of Investment Advisory and Sub-Advisory Agreements

Pioneer Investment Management, Inc. (PIM) serves as the investment adviser to Pioneer Ibbotson Moderate Allocation Fund (the Fund) pursuant to an investment advisory agreement between PIM and the Fund. PIM has retained Ibbotson Associates, Inc. (Ibbotson Associates) to serve as the sub-adviser to the Fund pursuant to a sub-advisory agreement between PIM and the sub-adviser. In order for PIM and Ibbotson Associates to remain the investment adviser and sub-adviser of the Fund, respectively, the Trustees of the Fund must determine annually whether to renew the investment advisory agreement and the sub-advisory agreement for the Fund.

The contract review process began in March 2012 as the Trustees of the Fund agreed on, among other things, an overall approach and timeline for the process. In July 2012, the Trustees approved the format of the contract review materials and submitted their formal request to PIM to furnish information necessary to evaluate the terms of the investment advisory agreement and the sub-advisory agreement. The contract review materials were provided to the Trustees in July 2012 and September 2012. After reviewing and discussing the materials, the Trustees submitted a request for additional information to PIM, and materials were provided in response to this request. Meetings of the Independent Trustees of the Fund were held in July, September, October, and November, 2012 to review and discuss the contract review materials. In addition, the Trustees took into account the information related to the Fund provided to the Trustees at each regularly scheduled meeting.

At a meeting held on November 13, 2012, based on their evaluation of the information provided by PIM, the sub-adviser and third parties, the Trustees of the Fund, including the Independent Trustees voting separately, unanimously approved the renewal of the investment advisory agreement and the sub-advisory agreement for another year. In considering the renewal of the investment advisory agreement and the sub-advisory agreement, the Trustees considered various factors that they determined were relevant, including the factors described below. The Trustees did not identify any single factor as the controlling factor in determining to approve the renewal of the agreements.

Nature, Extent and Quality of Services

The Trustees considered the nature, extent and quality of the services that had been provided by each of PIM and the sub-adviser to the Fund, taking into account the investment objective and strategy of the Fund. The Trustees also reviewed the terms of the investment advisory agreement and the sub-advisory agreement.

       Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/13 87

With respect to PIM, the Trustees considered that PIM supervises and monitors the performance of the Fund's sub-adviser and the Fund's other service providers and provides the Fund with personnel (including Fund officers) and other resources that are necessary for the Fund's business management and operations. The Trustees considered the non-investment resources and personnel of PIM involved in PIM's services to the Fund, including PIM's compliance and legal resources and personnel. The Trustees also considered the substantial attention and high priority given by PIM's senior management to the Pioneer fund complex. In addition, the Trustees considered PIM's plans to increase resources in its investment management function and other enhancements to PIM's advisory capabilities. The Trustees also considered that, as administrator, PIM is responsible for the administration of the Fund's business and other affairs. The Trustees considered the fees paid to PIM for the provision of administration services.

With respect to the sub-adviser to the Fund, the Trustees considered the sub-adviser's investment approach for the Fund. They noted that the sub-adviser responsibilities are limited to developing the asset class model, selecting the underlying Pioneer funds in which the Fund invests, determining the allocations to those funds and making asset allocation changes when appropriate.

Based on these considerations, the Trustees concluded that the nature, extent and quality of services that had been provided by each of PIM and the sub-adviser to the Fund were satisfactory and consistent with the terms of the investment advisory agreement and the sub-advisory agreement, respectively.

Performance of the Fund

The Trustees considered the performance results of the Fund over various time periods. They reviewed information comparing the Fund's performance with the performance of its peer group of funds as classified by Morningstar, Inc. (Morningstar), an independent provider of investment company data, and with the performance of the Fund's benchmark index. The Trustees considered that the Fund's annualized total return was in the fifth quintile of its Morningstar category for the one year period ended June 30, 2012 and in the fourth quintile of its Morningstar category for the three and five year periods ended June 30, 2012. (In all quintile rankings referred to throughout this disclosure, first quintile is most favorable to the Fund's shareowners. Thus, highest relative performance would be first quintile and lowest relative expenses would also be first quintile.) The Trustees considered reasons for the

88 Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/13 underperformance of the Fund relative to its peer group and the steps recently taken in an effort to improve the performance of the Fund. The Trustees agreed that they would continue to closely monitor the Fund's performance.

Management Fee and Expenses

The Trustees considered information showing the fees and expenses of the Fund in comparison to the management fees and expense ratios of its peer group of funds as classified by Morningstar and also to the expense ratios of a peer group of funds selected on the basis of criteria determined by the Independent Trustees for this purpose using data provided by Strategic Insight Mutual Trust Research and Consulting, LLC (Strategic Insight), an independent third party. The Trustees also considered that PIM, not the Fund, paid the sub-adviser pursuant to the sub-advisory agreement. The Trustees evaluated the fee under the sub-advisory agreement and the portion of the fee under the investment advisory agreement retained by PIM, and the services provided by the respective parties under such agreements.

The Trustees considered that the Fund's management fee for the twelve months ended June 30, 2012 was in the third quintile relative to the management fees paid by other funds in its Morningstar peer group for the comparable period. The Trustees also considered the breakpoints in the management fee schedule and the reduced fee rates above certain asset levels. The Trustees considered that the Fund's expense ratio for the twelve months ended June 30, 2012 was in the fifth quintile relative both to its Morningstar category and Strategic Insight peer group for the comparable period. The Trustees noted that PIM was waiving fees and/or reimbursing expenses in order to limit the ordinary operating expenses of the Fund.They noted the Fund's relatively small asset size compared to most of the other funds in its peer group and considered that non-management fee operating expenses and transfer agency expenses generally are spread over a smaller asset base than the other funds in the peer group, which results in these fees being significantly higher as a percentage of assets. The Trustees also considered information showing significant expense reimbursements by the sponsors of the other funds in the peer group.

The Trustees reviewed management fees charged by PIM and PIM's affiliate, Pioneer Institutional Asset Management, Inc. (together with PIM, "Pioneer") to institutional and other clients, including publicly offered European funds sponsored by affiliates of Pioneer, unaffiliated U.S. registered investment companies (in a sub-advisory capacity), and unaffiliated foreign and domestic separate accounts. The Trustees also considered PIM's costs in providing services to the Fund and Pioneer's costs in providing services to the other clients and considered the differences in management fees and profit margins

       Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/13 89 for Fund and non-Fund services. In evaluating the fees associated with Pioneer's client accounts, the Trustees took into account the respective demands, resources and complexity associated with the Fund and client accounts. The Trustees noted that in some instances the fee rates for those clients were lower than the management fee for the Fund and considered that, under the investment advisory agreement with the Fund, PIM performs different services for the Fund than it provides to those other clients or services that are broader in scope, including oversight of the Fund's sub-adviser and other service providers and activities related to compliance and the extensive regulatory and tax regimes to which the Fund is subject. The Trustees also noted that, with respect to the management of the Fund's investments, the services PIM provides to the Fund may be more limited than the services it provides to other accounts. The Trustees also considered the different entrepreneurial risks associated with PIM's management of the Fund and Pioneer's management of the other client accounts.

The Trustees also reviewed management fees charged by the sub-adviser to its other clients. The Trustees noted that the sub-advisory fees paid to the sub-adviser with respect to the Fund were within the range of the fee rates charged by the sub-adviser to its other clients. The Trustees concluded that the management fee payable by the Fund to PIM, as well as the fees payable by PIM to the sub-adviser of the Fund, were reasonable in relation to the nature and quality of the services provided by PIM and the sub-adviser.

Profitability

The Trustees considered information provided by PIM regarding the profitability of PIM with respect to the advisory services provided by PIM to the Fund, including the methodology used by PIM in allocating certain of its costs to the management of the Fund. The Trustees also considered PIM's profit margin in connection with the overall operation of the Fund. The Trustees further considered the sub-advisory fees received by the sub-adviser with respect to the Fund and the percentage that such fees represented of the sub-adviser's overall revenues (for the 12-month period ended December 31, 2011). They further reviewed the financial results realized by PIM and its affiliates from non-fund businesses. The Trustees considered PIM's profit margins with respect to the Fund in comparison to the limited industry data available and noted that the profitability of any adviser was affected by numerous factors, including its organizational structure and method for allocating expenses. The Trustees concluded that the profit margins with respect to the management of the Fund were not unreasonable.

90 Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/13

Economies of Scale

The Trustees considered PIM's views relating to economies of scale in connection with the Pioneer Funds as fund assets grow and the extent to which any such economies of scale are shared with funds and fund shareholders. The Trustees noted the breakpoints in the management fee schedule. The Trustees recognize that economies of scale are difficult to identify and quantify, rarely identifiable on a Fund-by-Fund basis, and that, among other factors that may be relevant, are the following: fee levels, expense subsidization, investment by PIM in research and analytical capabilities and PIM's commitment and resource allocation to the Funds. The Trustees noted that profitability also may be an indicator of the availability of any economies of scale, although profitability may vary for other reasons particularly, for example during the recent difficult periods for financial markets, as the level of services was maintained notwithstanding a significant decline in PIM's fee revenues from the Funds. Accordingly, the Trustees concluded that economies of scale, if any, were being appropriately shared with the Fund.

Other Benefits

The Trustees considered the other benefits to each of PIM and the sub-adviser from its relationship with the Fund. The Trustees considered the character and amount of fees paid by the Fund, other than under the investment advisory agreement, for services provided by PIM and its affiliates. The Trustees further considered the revenues and profitability of PIM's businesses other than the fund business. The Trustees considered the intangible benefits to each of PIM and the sub-adviser by virtue of its relationship with the Fund and the other Pioneer funds. The Trustees concluded that the receipt of these benefits was reasonable in the context of the overall relationship between each of PIM and the sub-adviser and the Fund.

Conclusion

After consideration of the factors described above as well as other factors, the Trustees, including all of the Independent Trustees, concluded that each of the investment advisory agreement between PIM and the Fund and the sub-advisory agreement between PIM and the sub-adviser, including, in each case, the fees payable thereunder, was fair and reasonable and voted to approve the proposed renewal of each of the investment advisory agreement and the sub-advisory agreement for the Fund.

       Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/13 91

Pioneer Ibbotson Growth Allocation Fund
Approval of Investment Advisory and Sub-Advisory Agreements

Pioneer Investment Management, Inc. (PIM) serves as the investment adviser to Pioneer Ibbotson Growth Allocation Fund (the Fund) pursuant to an investment advisory agreement between PIM and the Fund. PIM has retained Ibbotson Associates, Inc. (Ibbotson Associates) to serve as the sub-adviser to the Fund pursuant to a sub-advisory agreement between PIM and the sub-adviser. In order for PIM and Ibbotson Associates to remain the investment adviser and sub-adviser of the Fund, respectively, the Trustees of the Fund must determine annually whether to renew the investment advisory agreement and the sub-advisory agreement for the Fund.

The contract review process began in March 2012 as the Trustees of the Fund agreed on, among other things, an overall approach and timeline for the process. In July 2012, the Trustees approved the format of the contract review materials and submitted their formal request to PIM to furnish information necessary to evaluate the terms of the investment advisory agreement and the sub-advisory agreement. The contract review materials were provided to the Trustees in July 2012 and September 2012. After reviewing and discussing the materials, the Trustees submitted a request for additional information to PIM, and materials were provided in response to this request. Meetings of the Independent Trustees of the Fund were held in July, September, October, and November, 2012 to review and discuss the contract review materials. In addition, the Trustees took into account the information related to the Fund provided to the Trustees at each regularly scheduled meeting.

At a meeting held on November 13, 2012, based on their evaluation of the information provided by PIM, the sub-adviser and third parties, the Trustees of the Fund, including the Independent Trustees voting separately, unanimously approved the renewal of the investment advisory agreement and the sub-advisory agreement for another year. In considering the renewal of the investment advisory agreement and the sub-advisory agreement, the Trustees considered various factors that they determined were relevant, including the factors described below. The Trustees did not identify any single factor as the controlling factor in determining to approve the renewal of the agreements.

Nature, Extent and Quality of Services

The Trustees considered the nature, extent and quality of the services that had been provided by each of PIM and the sub-adviser to the Fund, taking into account the investment objective and strategy of the Fund. The Trustees also reviewed the terms of the investment advisory agreement and the sub-advisory agreement.

92 Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/13

With respect to PIM, the Trustees considered that PIM supervises and monitors the performance of the Fund's sub-adviser and the Fund's other service providers and provides the Fund with personnel (including Fund officers) and other resources that are necessary for the Fund's business management and operations. The Trustees considered the non-investment resources and personnel of PIM involved in PIM's services to the Fund, including PIM's compliance and legal resources and personnel. The Trustees also considered the substantial attention and high priority given by PIM's senior management to the Pioneer fund complex. In addition, the Trustees considered PIM's plans to increase resources in its investment management function and other enhancements to PIM's advisory capabilities. The Trustees also considered that, as administrator, PIM is responsible for the administration of the Fund's business and other affairs. The Trustees considered the fees paid to PIM for the provision of administration services.

With respect to the sub-adviser to the Fund, the Trustees considered the sub-adviser's investment approach for the Fund. They noted that the sub-adviser responsibilities are limited to developing the asset class model, selecting the underlying Pioneer funds in which the Fund invests, determining the allocations to those funds and making asset allocation changes when appropriate.

Based on these considerations, the Trustees concluded that the nature, extent and quality of services that had been provided by each of PIM and the sub-adviser to the Fund were satisfactory and consistent with the terms of the investment advisory agreement and the sub-advisory agreement, respectively.

Performance of the Fund

The Trustees considered the performance results of the Fund over various time periods. They reviewed information comparing the Fund's performance with the performance of its peer group of funds as classified by Morningstar, Inc. (Morningstar), an independent provider of investment company data, and with the performance of the Fund's benchmark index. The Trustees considered that the Fund's annualized total return was in the fourth quintile of its Morningstar category for the one, three and five year periods ended June 30, 2012. (In all quintile rankings referred to throughout this disclosure, first quintile is most favorable to the Fund's shareowners. Thus, highest relative performance would be first quintile and lowest relative expenses would also be first quintile.) The Trustees considered reasons for the underperformance of the Fund relative to its peer group and the steps recently taken in an effort to improve the performance of the Fund. The Trustees agreed that they would continue to closely monitor the Fund's performance.

       Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/13 93

Management Fee and Expenses

The Trustees considered information showing the fees and expenses of the Fund in comparison to the management fees and expense ratios of its peer group of funds as classified by Morningstar and also to the expense ratios of a peer group of funds selected on the basis of criteria determined by the Independent Trustees for this purpose using data provided by Strategic Insight Mutual Trust Research and Consulting, LLC (Strategic Insight), an independent third party. The Trustees also considered that PIM, not the Fund, paid the sub-adviser pursuant to the sub-advisory agreement. The Trustees evaluated the fee under the sub-advisory agreement and the portion of the fee under the investment advisory agreement retained by PIM, and the services provided by the respective parties under such agreements.

The Trustees considered that the Fund's management fee for the twelve months ended June 30, 2012 was in the fourth quintile relative to the management fees paid by other funds in its Morningstar peer group for the comparable period. The Trustees noted that the Fund's management fee was only two basis points higher than the median management fee paid by other funds in the Fund's Morningstar category, and less than one basis point higher than the management fee of the fund at the bottom of the third quintile of management fees paid by other funds in the Fund's Morningstar category. The Trustees also considered the breakpoints in the management fee schedule and the reduced fee rates above certain asset levels. The Trustees considered that the Fund's expense ratio for the twelve months ended June 30, 2012 was in the fifth quintile relative both to its Morningstar category and Strategic Insight peer group for the comparable period. The Trustees noted that PIM was waiving fees and/or reimbursing expenses in order to limit the ordinary operating expenses of the Fund. They noted the Fund's relatively small asset size compared to most of the other funds in its peer group and noted the lower average account size of shareholders in the Fund. The Trustees considered that non-management fee operating expenses and transfer agency expenses generally are spread over a smaller asset base than the other funds in the peer group, which results in these fees being significantly higher as a percentage of assets. The Trustees also considered information showing significant expense reimbursements by the sponsors of the other funds in the peer group.

The Trustees reviewed management fees charged by PIM and PIM's affiliate, Pioneer Institutional Asset Management, Inc. (together with PIM, "Pioneer") to institutional and other clients, including publicly offered European funds sponsored by affiliates of Pioneer, unaffiliated U.S. registered investment companies (in a sub-advisory capacity), and unaffiliated foreign and domestic separate accounts. The Trustees also considered PIM's costs in providing

94 Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/13 services to the Fund and Pioneer's costs in providing services to the other clients and considered the differences in management fees and profit margins for Fund and non-Fund services. In evaluating the fees associated with Pioneer's client accounts, the Trustees took into account the respective demands, resources and complexity associated with the Fund and client accounts. The Trustees noted that in some instances the fee rates for those clients were lower than the management fee for the Fund and considered that, under the investment advisory agreement with the Fund, PIM performs different services for the Fund than it provides to those other clients or services that are broader in scope, including oversight of the Fund's sub-adviser and other service providers and activities related to compliance and the extensive regulatory and tax regimes to which the Fund is subject. The Trustees also noted that, with respect to the management of the Fund's investments, the services PIM provides to the Fund may be more limited than the services it provides to other accounts. The Trustees also considered the different entrepreneurial risks associated with PIM's management of the Fund and Pioneer's management of the other client accounts.

The Trustees also reviewed management fees charged by the sub-adviser to its other clients. The Trustees noted that the sub-advisory fees paid to the sub-adviser with respect to the Fund were within the range of the fee rates charged by the sub-adviser to its other clients. The Trustees concluded that the management fee payable by the Fund to PIM, as well as the fees payable by PIM to the sub-adviser of the Fund, were reasonable in relation to the nature and quality of the services provided by PIM and the sub-adviser.

Profitability

The Trustees considered information provided by PIM regarding the profitability of PIM with respect to the advisory services provided by PIM to the Fund, including the methodology used by PIM in allocating certain of its costs to the management of the Fund. The Trustees also considered PIM's profit margin in connection with the overall operation of the Fund. The Trustees further considered the sub-advisory fees received by the sub-adviser with respect to the Fund and the percentage that such fees represented of the sub-adviser's overall revenues (for the 12-month period ended December 31, 2011). They further reviewed the financial results realized by PIM and its affiliates from non-fund businesses. The Trustees considered PIM's profit margins with respect to the Fund in comparison to the limited industry data available and noted that the profitability of any adviser was affected by numerous factors, including its organizational structure and method for allocating expenses. The Trustees concluded that the profit margins with respect to the management of the Fund were not unreasonable.

       Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/13 95

Economies of Scale

The Trustees considered PIM's views relating to economies of scale in connection with the Pioneer Funds as fund assets grow and the extent to which any such economies of scale are shared with funds and fund shareholders. The Trustees noted the breakpoints in the management fee schedule. The Trustees recognize that economies of scale are difficult to identify and quantify, rarely identifiable on a Fund-by-Fund basis, and that, among other factors that may be relevant, are the following: fee levels, expense subsidization, investment by PIM in research and analytical capabilities and PIM's commitment and resource allocation to the Funds. The Trustees noted that profitability also may be an indicator of the availability of any economies of scale, although profitability may vary for other reasons particularly, for example during the recent difficult periods for financial markets, as the level of services was maintained notwithstanding a significant decline in PIM's fee revenues from the Funds. Accordingly, the Trustees concluded that economies of scale, if any, were being appropriately shared with the Fund.

Other Benefits

The Trustees considered the other benefits to each of PIM and the sub-adviser from its relationship with the Fund. The Trustees considered the character and amount of fees paid by the Fund, other than under the investment advisory agreement, for services provided by PIM and its affiliates. The Trustees further considered the revenues and profitability of PIM's businesses other than the fund business. The Trustees considered the intangible benefits to each of PIM and the sub-adviser by virtue of its relationship with the Fund and the other Pioneer funds. The Trustees concluded that the receipt of these benefits was reasonable in the context of the overall relationship between each of PIM and the sub-adviser and the Fund.

Conclusion

After consideration of the factors described above as well as other factors, the Trustees, including all of the Independent Trustees, concluded that each of the investment advisory agreement between PIM and the Fund and the sub-advisory agreement between PIM and the sub-adviser, including, in each case, the fees payable thereunder, was fair and reasonable and voted to approve the proposed renewal of each of the investment advisory agreement and the sub-advisory agreement for the Fund.

96 Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/13

Pioneer Ibbotson Aggressive Allocation Fund
Approval of Investment Advisory and Sub-Advisory Agreements

Pioneer Investment Management, Inc. (PIM) serves as the investment adviser to Pioneer Ibbotson Aggressive Allocation Fund (the Fund) pursuant to an investment advisory agreement between PIM and the Fund. PIM has retained Ibbotson Associates, Inc. (Ibbotson Associates) to serve as the sub-adviser to the Fund pursuant to a sub-advisory agreement between PIM and the sub-adviser. In order for PIM and Ibbotson Associates to remain the investment adviser and sub-adviser of the Fund, respectively, the Trustees of the Fund must determine annually whether to renew the investment advisory agreement and the sub-advisory agreement for the Fund.

The contract review process began in March 2012 as the Trustees of the Fund agreed on, among other things, an overall approach and timeline for the process. In July 2012, the Trustees approved the format of the contract review materials and submitted their formal request to PIM to furnish information necessary to evaluate the terms of the investment advisory agreement and the sub-advisory agreement. The contract review materials were provided to the Trustees in July 2012 and September 2012. After reviewing and discussing the materials, the Trustees submitted a request for additional information to PIM, and materials were provided in response to this request. Meetings of the Independent Trustees of the Fund were held in July, September, October, and November, 2012 to review and discuss the contract review materials. In addition, the Trustees took into account the information related to the Fund provided to the Trustees at each regularly scheduled meeting.

At a meeting held on November 13, 2012, based on their evaluation of the information provided by PIM, the sub-adviser and third parties, the Trustees of the Fund, including the Independent Trustees voting separately, unanimously approved the renewal of the investment advisory agreement and the sub-advisory agreement for another year. In considering the renewal of the investment advisory agreement and the sub-advisory agreement, the Trustees considered various factors that they determined were relevant, including the factors described below. The Trustees did not identify any single factor as the controlling factor in determining to approve the renewal of the agreements.

Nature, Extent and Quality of Services

The Trustees considered the nature, extent and quality of the services that had been provided by each of PIM and the sub-adviser to the Fund, taking into account the investment objective and strategy of the Fund. The Trustees also reviewed the terms of the investment advisory agreement and the sub-advisory agreement.

       Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/13 97

With respect to PIM, the Trustees considered that PIM supervises and monitors the performance of the Fund's sub-adviser and the Fund's other service providers and provides the Fund with personnel (including Fund officers) and other resources that are necessary for the Fund's business management and operations. The Trustees considered the non-investment resources and personnel of PIM involved in PIM's services to the Fund, including PIM's compliance and legal resources and personnel. The Trustees also considered the substantial attention and high priority given by PIM's senior management to the Pioneer fund complex. In addition, the Trustees considered PIM's plans to increase resources in its investment management function and other enhancements to PIM's advisory capabilities. The Trustees also considered that, as administrator, PIM is responsible for the administration of the Fund's business and other affairs. The Trustees considered the fees paid to PIM for the provision of administration services.

With respect to the sub-adviser to the Fund, the Trustees considered the sub-adviser's investment approach for the Fund. They noted that the sub-adviser responsibilities are limited to developing the asset class model, selecting the underlying Pioneer funds in which the Fund invests, determining the allocations to those funds and making asset allocation changes when appropriate.

Based on these considerations, the Trustees concluded that the nature, extent and quality of services that had been provided by each of PIM and the sub-adviser to the Fund were satisfactory and consistent with the terms of the investment advisory agreement and the sub-advisory agreement, respectively.

Performance of the Fund

The Trustees considered the performance results of the Fund over various time periods. They reviewed information comparing the Fund's performance with the performance of its peer group of funds as classified by Morningstar, Inc. (Morningstar), an independent provider of investment company data, and with the performance of the Fund's benchmark index. The Trustees considered that the Fund's annualized total return was in the fifth quintile of its Morningstar category for the one and three year periods ended June 30, 2012, and in the fourth quintile of its Morningstar category for the five year period ended June 30, 2012. (In all quintile rankings referred to throughout this disclosure, first quintile is most favorable to the Fund's shareowners. Thus, highest relative performance would be first quintile and lowest relative expenses would also be first quintile.) The Trustees considered reasons for the underperformance of the Fund relative to its peer group and the steps recently taken in an effort to improve the performance of the Fund. The Trustees agreed that they would continue to closely monitor the Fund's performance.

98 Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/13

Management Fee and Expenses

The Trustees considered information showing the fees and expenses of the Fund in comparison to the management fees and expense ratios of its peer group of funds as classified by Morningstar and also to the expense ratios of a peer group of funds selected on the basis of criteria determined by the Independent Trustees for this purpose using data provided by Strategic Insight Mutual Trust Research and Consulting, LLC (Strategic Insight), an independent third party. The Trustees also considered that PIM, not the Fund, paid the sub-adviser pursuant to the sub-advisory agreement. The Trustees evaluated the fee under the sub-advisory agreement and the portion of the fee under the investment advisory agreement retained by PIM, and the services provided by the respective parties under such agreements.

The Trustees considered that the Fund's management fee for the twelve months ended June 30, 2012 was in the second quintile relative to the management fees paid by other funds in its Morningstar peer group for the comparable period. The Trustees also considered the breakpoints in the management fee schedule and the reduced fee rates above certain asset levels. The Trustees considered that the Fund's expense ratio for the twelve months ended June 30, 2012 was in the fifth quintile relative both to its Morningstar category and Strategic Insight peer group for the comparable period. The Trustees noted that PIM was waiving fees and/or reimbursing expenses in order to limit the ordinary operating expenses of the Fund. They noted the Fund's relatively small asset size compared to most of the other funds in its peer group. The Trustees noted the lower average account size of shareholders in the Fund. The Trustees considered that non-management fee operating expenses and transfer agency expenses generally are spread over a smaller asset base than the other funds in the peer group, which results in these fees being significantly higher as a percentage of assets. The Trustees also considered information showing significant expense reimbursements by the sponsors of the other funds in the peer group.

The Trustees reviewed management fees charged by PIM and PIM's affiliate, Pioneer Institutional Asset Management, Inc. (together with PIM, "Pioneer"), to institutional and other clients, including publicly offered European funds sponsored by affiliates of Pioneer, unaffiliated U.S. registered investment companies (in a sub-advisory capacity), and unaffiliated foreign and domestic separate accounts. The Trustees also considered PIM's costs in providing services to the Fund and Pioneer's costs in providing services to the other clients and considered the differences in management fees and profit margins for Fund and non-Fund services. In evaluating the fees associated with Pioneer's client accounts, the Trustees took into account the respective

       Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/13 99 demands, resources and complexity associated with the Fund and client accounts. The Trustees noted that in some instances the fee rates for those clients were lower than the management fee for the Fund and considered that, under the investment advisory agreement with the Fund, PIM performs different services for the Fund than it provides to those other clients or services that are broader in scope, including oversight of the Fund's sub-adviser and other service providers and activities related to compliance and the extensive regulatory and tax regimes to which the Fund is subject. The Trustees also noted that, with respect to the management of the Fund's investments, the services PIM provides to the Fund may be more limited than the services it provides to other accounts. The Trustees also considered the different entrepreneurial risks associated with PIM's management of the Fund and Pioneer's management of the other client accounts.

The Trustees also reviewed management fees charged by the sub-adviser to its other clients. The Trustees noted that the sub-advisory fees paid to the sub-adviser with respect to the Fund were within the range of the fee rates charged by the sub-adviser to its other clients. The Trustees concluded that the management fee payable by the Fund to PIM, as well as the fees payable by PIM to the sub-adviser of the Fund, were reasonable in relation to the nature and quality of the services provided by PIM and the sub-adviser.

Profitability

The Trustees considered information provided by PIM regarding the profitability of PIM with respect to the advisory services provided by PIM to the Fund, including the methodology used by PIM in allocating certain of its costs to the management of the Fund. The Trustees also considered PIM's profit margin in connection with the overall operation of the Fund. The Trustees further considered the sub-advisory fees received by the sub-adviser with respect to the Fund and the percentage that such fees represented of the sub-adviser's overall revenues (for the 12-month period ended December 31, 2011). They further reviewed the financial results realized by PIM and its affiliates from non-fund businesses. The Trustees considered PIM's profit margins with respect to the Fund in comparison to the limited industry data available and noted that the profitability of any adviser was affected by numerous factors, including its organizational structure and method for allocating expenses. The Trustees concluded that the profit margins with respect to the management of the Fund were not unreasonable.

100 Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/13

Economies of Scale

The Trustees considered PIM's views relating to economies of scale in connection with the Pioneer Funds as fund assets grow and the extent to which any such economies of scale are shared with funds and fund shareholders. The Trustees noted the breakpoints in the management fee schedule. The Trustees recognize that economies of scale are difficult to identify and quantify, rarely identifiable on a Fund-by-Fund basis, and that, among other factors that may be relevant, are the following: fee levels, expense subsidization, investment by PIM in research and analytical capabilities and PIM's commitment and resource allocation to the Funds. The Trustees noted that profitability also may be an indicator of the availability of any economies of scale, although profitability may vary for other reasons particularly, for example during the recent difficult periods for financial markets, as the level of services was maintained notwithstanding a significant decline in PIM's fee revenues from the Funds. Accordingly, the Trustees concluded that economies of scale, if any, were being appropriately shared with the Fund.

Other Benefits

The Trustees considered the other benefits to each of PIM and the sub-adviser from its relationship with the Fund. The Trustees considered the character and amount of fees paid by the Fund, other than under the investment advisory agreement, for services provided by PIM and its affiliates. The Trustees further considered the revenues and profitability of PIM's businesses other than the fund business. The Trustees considered the intangible benefits to each of PIM and the sub-adviser by virtue of its relationship with the Fund and the other Pioneer funds. The Trustees concluded that the receipt of these benefits was reasonable in the context of the overall relationship between each of PIM and the sub-adviser and the Fund.

Conclusion

After consideration of the factors described above as well as other factors, the Trustees, including all of the Independent Trustees, concluded that each of the investment advisory agreement between PIM and the Fund and the sub-advisory agreement between PIM and the sub-adviser, including in each case the fees payable thereunder, was fair and reasonable and voted to approve the proposed renewal of each of the investment advisory agreement and the sub-advisory agreement for the Fund.

      Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/13 101

Trustees, Officers and Service Providers

Trustees                              Officers
Thomas J. Perna, Chairman             John F. Cogan, Jr., President*
David R. Bock                         Daniel K. Kingsbury, Executive
John F. Cogan, Jr.                       Vice President
Benjamin M. Friedman                  Mark E. Bradley, Treasurer**
Margaret B.W. Graham                  Christopher J. Kelley, Secretary
Daniel K. Kingsbury
Marguerite A. Piret
Stephen K. West

Investment Adviser and Administrator
Pioneer Investment Management, Inc.

Investment Sub-Adviser
Ibbotson Associates, Inc.

Custodian and Sub-Administrator
Brown Brothers Harriman & Co.

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Bingham McCutchen LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at us.pioneerinvestments.com. This information is also available on the Securities and Exchange Commission's web site at www.sec.gov.

*   Chief Executive Officer of the Fund.

**  Chief Financial and Accounting Officer of the Fund.

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

                           This page for your notes.

      Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/13 103

                           This page for your notes.

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

How to Contact Pioneer

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:
--------------------------------------------------------------------------------
Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                 1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                              1-800-225-4321

Retirement plans information                                      1-800-622-0176

Write to us:
--------------------------------------------------------------------------------
PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                                 1-800-225-4240

Our internet e-mail address                   ask.pioneer@pioneerinvestments.com
(for general questions about Pioneer only)

Visit our web site: us.pioneerinvestments.com

This report must be preceded or accompanied by a prospectus.

The Fund files a complete schedule of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

[LOGO] PIONEER
       Investments(R)

Pioneer Investment Management, Inc.
60 State Street
Boston, MA 02109
us.pioneerinvestments.com

Securities offered through Pioneer Funds Distributor, Inc.
60 State Street, Boston, MA 02109
Underwriter of Pioneer Mutual Funds, Member SIPC
(C) 2013 Pioneer Investments 19016-07-0313

ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR (see attachment);

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

N/A

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

N/A

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

N/A

(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

The Fund's audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Registrants

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).
If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrants audit committee as specified in
Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

Item 6. Schedule of Investments.

File Schedule I Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.12-12 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item
1 of this Form.

Included in Item 1


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.



Item 8. Portfolio Managers of Closed-End Management Investment
        Companies.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR,provide the following information:
(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrants portfolio (Portfolio Manager). Also state each Portfolio Managers business experience during the past 5 years.


Not applicable to open-end management investment companies.


Item 9. Purchases of Equity Securities by Closed-End Management
Investment Company and Affiliated Purchasers.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrants equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781). Instruction to paragraph (a). Disclose all purchases covered by this Item, including purchases that do not satisfy the conditions of the safe harbor of Rule 10b-18 under the Exchange Act (17 CFR 240.10b-18), made in the period covered by the report. Provide disclosures covering repurchases made on a monthly basis. For example, if the reporting period began on January 16 and ended on July 15, the chart would show repurchases for the months from January 16 through February 15, February 16 through March 15, March 16 through
April 15, April 16 through May 15, May 16 through June 15, and June 16 through July 15.

Not applicable to open-end management investment companies.


Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrants board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrants board of directors since the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14(A) in its definitive proxy statement, or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

The registrant's principal executive officer and principal financial officer, however, voluntarily are reporting the following information:

In August of 2006 the registrant's investment adviser enhanced its internal procedures for reporting performance information required to be included in prospectuses.
Those enhancements involved additional internal controls over the appropriateness of performance data generated for this purpose. Such enhancements were made following an internal review which identified prospectuses relating to certain classes of shares of a limited number of registrants where, inadvertently, performance information not reflecting the deduction of applicable sales charges was included. Those prospectuses were revised, and the revised prospectuses were distributed to shareholders.


ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Ibbotson Asset Allocation Series


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date April 1, 2013


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date April 1, 2013


By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer & Chief Accounting & Financial Officer

Date April 1, 2013

* Print the name and title of each signing officer under his or her signature.